1933 Act File No. 033-31072

1940 Act File No. 811-05876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 52	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 53	X

LORD ABBETT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 201-6984

Brooke A. Fapohunda, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__	immediately upon filing pursuant to paragraph (b)

X	on May 1, 2017 pursuant to paragraph (b)

__	60 days after filing pursuant to paragraph (a)(1)

__	on (date) pursuant to paragraph (a)(1)

__	75 days after filing pursuant to paragraph (a)(2)

__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett Series Fund
Bond Debenture Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	11
	Principal Investment Strategies	11
	Principal Risks	15
	Additional Operational Risks	25
	Disclosure of Portfolio Holdings	28
	Management and Organization of the Fund	28

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	29
	Purchases and Redemptions	30
	Account Policies	31
	Conflicts of Interest	37
	Distributions and Taxes	37
	Service Arrangements	38

FINANCIAL INFORMATION
	Financial Highlights	40

BOND DEBENTURE PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.50%

Other Expenses	0.43%

Total Annual Fund Operating Expenses	0.93%

Fee Waiver and/or Expense Reimbursement(1)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.90%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.90%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$92	$293	$512	$1,140

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds, debentures and other fixed income securities. The Fund may invest a substantial portion of its net assets in high-yield securities (commonly referred to as “below investment grade” or “junk” bonds). High-yield securities are debt securities that are rated BB/Ba or lower by a rating agency, or that are unrated but determined by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. Although the Fund is diversified across many industries and sectors, its assets may, from time to time, be overweighted or underweighted to certain industries and sectors relative to its benchmark index. Under normal conditions, the Fund has an average effective portfolio maturity of five to twelve years.

The Fund’s investments primarily consist of the following types of securities and other financial instruments:

•	U.S. high-yield securities;
•	U.S. investment grade fixed income securities;
•	convertible securities;
•	foreign (including emerging market) securities;
•	mortgage-related and other asset-backed securities;
•	senior loans, including bridge loans, novations, assignments, and participations; and
•	equity securities.

Under normal conditions, the Fund allocates its assets principally among fixed income securities in the following four asset categories: U.S. high-yield securities; U.S. investment grade fixed income securities; convertible securities; and foreign (including emerging market) securities. However, the Fund may invest substantially all of its assets in any one of these categories at any time, provided that (i) at least 20% of the Fund’s net assets are invested in any combination of investment grade debt securities, U.S. Government securities, and cash equivalents, and (ii) the Fund’s investments in foreign securities, which primarily are traded outside the United States, do not exceed 20% of its net assets.

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The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, and similar instruments. The Fund may also invest in floating or adjustable rate senior loans, including bridge loans, novations, assignments, and participations.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The Portfolio management team selects securities using a bottom-up analysis of an issuer’s management quality, credit risk, and relative market position, and industry dynamics, as well as an evaluation of conditions within the broader economy. The Fund attempts to reduce risk through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, has reached its valuation target, for duration management purposes, or portfolio management identifies more compelling investment opportunities, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

•

Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

•

Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on the price of shorter-term bonds. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

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•

Liquidity/Redemption Risk: It may be difficult for the Fund to sell certain securities, including below investment grade securities, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated securities, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will

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likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

•

Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. The prices of mortgage- and asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded

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on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.
•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. The Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

•

Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and many types of derivatives are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

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•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 2nd Q ’09 +11.21%	Worst Quarter 4th Q ’08 -9.96%

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The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	12.13%	7.00%	6.82%

Index

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%

BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.49%	7.35%	7.45%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Steven F. Rocco, Partner and Portfolio Manager	2014

Robert A. Lee, Partner and Chief Investment Officer	2013

Andrew H. O’Brien, Partner and Portfolio Manager	2014

Leah G. Traub, Partner and Portfolio Manager	2016

Kewjin Yuoh, Partner and Portfolio Manager	2014

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

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PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds, debentures and other fixed income securities. The Fund will provide shareholders with at least 60 days’ notice of a change in this policy. For purposes of this policy, the Fund considers bonds, debentures and other fixed income securities to include, among other types of investments, high-yield securities (commonly referred to as “below investment grade” or “junk” bonds), debt securities issued by the U.S. Government or government sponsored enterprises, investment grade debt securities, senior loans (including bridge loans, novations, assignments, and participations), foreign (including emerging market) debt securities, all types of mortgage-related and other asset-backed securities, and equity-related debt securities such as convertible bonds and debt securities with warrants.

The Fund allocates its assets principally among fixed income securities in four asset categories, but may invest substantially all of its assets in any one category at any time:

•

U.S. high-yield securities, which are debt securities that are rated BB/Ba or lower by a rating agency, including Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), or that are unrated but determined by Lord Abbett to be of comparable quality. The Fund may invest a substantial portion of its net assets in high-yield securities.

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•

U.S. investment grade fixed income securities, which are rated, at the time of purchase, within the four highest grades assigned by a rating agency, including Moody’s (Aaa, Aa, A, Baa), S&P (AAA, AA, A, BBB), and Fitch (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality.

•

Convertible securities, which are corporate securities, usually preferred stocks or bonds, that are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula (the “conversion price”). Convertible securities may provide investors the opportunity to participate in rising markets and potential protection in declining markets.

•

Foreign (including emerging market) securities, including (i) foreign securities traded outside of the U.S., (ii) securities of foreign issuers that primarily are traded on a U.S. securities exchange, and (iii) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (often a bank) and represent a specified number of shares issued by a foreign company.

The investment grade and high-yield securities described above may include mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets.

Under normal circumstances, the Fund invests in each of the four categories described above. However, the Fund may invest substantially all of its assets in any one of these categories at any time, provided that (i) at least 20% of the Fund’s net assets are invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents, and (ii) the Fund’s investments in foreign securities, which primarily are traded outside the United States, do not exceed 20% of its net assets. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, and similar instruments.

The Fund seeks a high total return (current income and capital appreciation) derived from an actively managed, diversified portfolio of investments. Higher yields on debt securities may be available during periods of high inflation when the demand for borrowed money is high. Also, buying below investment grade bonds when the credit risk is likely to decrease may generate higher returns. Although the Fund is diversified across many industries and sectors, its assets may, from time to time, be overweighted or underweighted to certain industries and sectors relative to its benchmark index.

Under normal circumstances, the Fund has an average effective portfolio maturity of five to twelve years.

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The Fund may invest up to 15% of its net assets in floating or adjustable rate senior loans, including bridge loans, novations, assignments, and participations. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The interest rates on senior loans periodically are adjusted to a generally recognized base rate such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. This capital structure position generally gives holders of senior loans a priority claim on some or all of the borrower’s assets in the event of default.

The Fund may use derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates or for other portfolio management reasons. The Fund also may use derivatives to manage the effective duration of its portfolio. The Fund may engage in derivative transactions on an exchange or in the over-the-counter (“OTC”) market. The Fund currently operates pursuant to an exemption from regulation by the Commodity Futures Trading Commission as a commodity pool under the Commodity Exchange Act. The Fund currently intends to limit its investments in derivatives to continue to comply with the conditions of the exemption, but the Fund may be subject to regulation as a commodity pool in the future.

The types of derivative instruments that the Fund may use include:

•

Futures and Options on Futures. The Fund may enter into futures contracts and options on futures contracts, which involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the OTC market. The Fund may enter into such contracts as a substitute for taking a position in any underlying asset or to increase returns. An option on a futures contract gives the purchaser the right to buy or sell a futures contract in exchange for the payment of a premium.

•

Foreign Currency Forward Contracts and Options. The Fund may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial

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portion or the entire value of its portfolio to the completion of forward contracts. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. Foreign currency forward contracts also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.

•

Options. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies. A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.

The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the Fund of options and options on futures will depend on Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

•

Swaps. The Fund may enter into interest rate, equity index, credit, currency, and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these swap transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. An OTC swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into OTC swap transactions with

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counterparties that generally are banks, securities dealers or their respective affiliates. Certain types of swaps, such as interest rate swaps, are cleared through clearing houses.

The portfolio management team selects securities using a bottom-up analysis of an issuer’s management quality, credit risk, and relative market position, and industry dynamics, as well as an evaluation of conditions within the broader economy. The investment team develops a macroeconomic outlook of the current economic environment and credit markets and allocates the Fund’s assets among the four principal market sectors using fundamental research and quantitative tools. The Fund attempts to reduce risk through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, the Fund’s valuation target for the security, and the impact of the security’s duration on the Fund’s overall duration.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

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The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

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Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

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Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

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High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but they have a higher risk of default than investment grade securities, and their prices are much more volatile. The market for high-yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and

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may be subject to greater credit risk than investment-grade securities. Below investment grade securities may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade bonds may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds.

The secondary market for high-yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses if it is required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade securities in its portfolio.

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Credit Risk: Bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based on the economic and fiscal conditions of each issuer. As noted above, to the extent the Fund holds below investment grade securities, these risks may be heightened. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can

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occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant net asset value deterioration. Insurance or other credit enhancements supporting the Fund’s investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market’s perception of the creditworthiness of any of the bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share prices, and Fund performance. A downgrading of an insurer’s credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value. The Fund also may be adversely affected by the inability of an insurer to meet its insurance obligations.

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Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt securities) generally fall. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. To the extent the Fund holds below investment grade fixed income securities, the Fund may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category will shrink or disappear suddenly and without warning

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as a result of adverse economic, market, or political events, rising interest rates, or adverse investor perceptions, whether or not accurate. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

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Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may

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be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

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Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks. Synthetic convertible securities and convertible structured notes may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities. These factors may cause the Fund to perform poorly compared to other funds, including funds that invest exclusively in fixed income securities. In addition, a convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert the security into the underlying common stock, sell it to a third party, or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

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Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. Government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. Government-

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related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law, and consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

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Mortgage-Related and Other Asset-Backed Securities Risk: The mortgage- and asset-backed securities in which the Fund invests may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. The prices of mortgage- and asset-backed securities, depending on their structure and the rate of payments, can be volatile. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The payment rate thus will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities generally are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in

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their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, may be especially subject to greater price volatility, may have a smaller market capitalization, may have less government regulation, and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

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Foreign Currency Risk: Investments in foreign currencies or securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. Also, it may be difficult or impractical to hedge currency risk in many emerging market countries.

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Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. The prices of senior loans also may be adversely affected by supply-demand imbalances caused by conditions within the senior loan market or in other markets that have an impact on the value of senior loans. The frequency and magnitude of such changes cannot be predicted. The Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. In some cases, no active trading market may exist for certain senior loans which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult for the Fund to value senior loans.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take longer to settle. This extended settlement process can (i) increase the counterparty risk borne by the Fund; (ii) leave the Fund unable to timely exercise voting and other rights as a holder of loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders.

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In certain circumstances, loans may not be considered securities, and in the event of fraud or misrepresentation by a borrower or an arranger, the Fund will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, the Fund generally will rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and many types of derivatives are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free. If there is no liquid secondary trading market for derivatives, the Fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. The Fund’s use of leverage may make the Fund more volatile. The Fund will be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill its requirements to provide asset coverage for derivative transactions. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in such a country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact on the Fund remains unclear. New or additional regulations may be enacted in the future further impacting the Fund. It is possible that government regulation of various types of derivative instruments could potentially limit or restrict the

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ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging may reduce or eliminate losses, it also may reduce or eliminate gains.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

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Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord Abbett and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

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While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

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Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings,

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inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment strategies and achieving their investment objectives. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Steven F. Rocco, Partner and Portfolio Manager, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004 and has been a member of the team since 2014. Additional members of the Fund’s team are Robert A. Lee, Partner and Chief Investment Officer, Andrew H. O’Brien, Partner and Portfolio Manager, Kewjin Yuoh, Partner and Portfolio Manager, and Leah G. Traub, Partner and Portfolio Manager. Messrs. Lee, O’Brien, and Yuoh and Ms. Traub joined Lord Abbett in 1997, 1998, 2010, and 2007, respectively, and have been members of

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the Fund’s team since 2013, 2014, 2014, and 2016, respectively. Messrs. Rocco, Lee, O’Brien, and Yuoh and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.50% on the first $1 billion of average daily net assets; and
0.45% on the Fund’s average daily net assets over $1 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and

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expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate

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accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial

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intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is

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principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign

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markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics

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that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the

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activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.

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•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

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The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if

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required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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BOND DEBENTURE PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$11.14	$0.52	$0.83	$1.35	$(0.55)	$–	$(0.55)
12/31/2015	11.89	0.47	(0.65)	(0.18)	(0.49)	(0.08)	(0.57)
12/31/2014	12.31	0.54	(0.01)	0.53	(0.61)	(0.34)	(0.95)
12/31/2013	12.21	0.62	0.39	1.01	(0.65)	(0.26)	(0.91)
12/31/2012	11.64	0.71	0.74	1.45	(0.72)	(0.16)	(0.88)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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BOND DEBENTURE PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$11.94	12.13	0.90	0.93	4.41	$1,066,633	120.09
12/31/2015	11.14	(1.53)	0.90	0.94	3.91	978,129	116.08
12/31/2014	11.89	4.35	0.90	0.93	4.26	913,108	90.21
12/31/2013	12.31	8.17	0.90	0.93	4.89	861,130	49.59
12/31/2012	12.21	12.53	0.90	0.93	5.68	773,725	46.31

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Bond Debenture Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-BDP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Calibrated Dividend Growth Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND	Investment Objective	8
	Principal Investment Strategies	9
	Principal Risks	11
	Additional Operational Risks	16
	Disclosure of Portfolio Holdings	19
	Management and Organization of the Fund	19

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Financial Intermediary Compensation	20
	Purchases and Redemptions	21
	Account Policies	22
	Conflicts of Interest	28
	Distributions and Taxes	28
	Service Arrangements	29

FINANCIAL INFORMATION
	Financial Highlights	30

CALIBRATED DIVIDEND GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	0.50%

Total Annual Fund Operating Expenses	1.25%

Fee Waiver and/or Expense Reimbursement(1)	(0.40)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.85%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.85%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract

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expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$87	$357	$648	$1,476

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of companies in the S&P 900® Index. The Fund focuses on large companies that the Fund’s portfolio management team believes have potential for long-term total return resulting from their earnings growth and willingness to consistently increase their dividends over time. The Fund’s portfolio management team uses fundamental research and quantitative analysis to select the Fund’s investments, while seeking to maintain an investment portfolio with industry, sector, and capitalization weightings and other portfolio characteristics that generally are similar to those of the S&P 900® 10-Year Dividend Growth Index (the “Dividend Growth Index”), which is a subset of the S&P 900® Index. The Dividend Growth Index is the exclusive property of Standard & Poor’s Financial Services LLC (“S&P”). Under a contract with Lord, Abbett & Co. LLC, S&P administers, maintains, and calculates the Dividend Growth Index. S&P and its affiliates will have no liability for any errors or omissions in calculating the Dividend Growth Index.

The Fund focuses on U.S. large companies that consistently have grown their dividends over time, which represent a relatively narrow market segment compared to the broader U.S. equity markets. The Fund may invest up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

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•

Equity securities of large and mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•

Dividend paying securities issued by companies that pay out a portion of their profits to shareholders instead of reinvesting all their profits in their businesses. Although issuers of dividend paying securities may include fast growing companies, they more commonly are “value” companies whose securities the portfolio management team believes have the potential for investment return because they are underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Investment Strategy Risk: If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, even in a rising market. In addition, the Fund’s strategy of focusing on the relatively narrow market segment of dividend paying companies means the Fund will be more exposed to risks associated with that particular market segment than a fund that invests more widely.

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•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Dividend Risk: Securities of dividend paying companies that meet the Fund’s investment criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments of the Fund’s portfolio companies may vary over time, and there is no guarantee that a company will pay a dividend at all.

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and securities of mid-sized

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companies may be less well-known and trade less frequently and in more limited volume that the securities of larger, more established companies. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

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PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Effective September 27, 2012, the Fund implemented its present dividend-oriented equity strategy. Performance for earlier periods reflects the Fund’s prior strategy of investing in a mix of equity and fixed income securities.

Bar Chart (per calendar year)—Class VC Shares

Best Quarter 3rd Q ’09 +12.42%	Worst Quarter 3rd Q ’11 -13.59%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	15.10%	12.57%	6.92%

Index

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

S&P 900® 10-Year Dividend Growth Index (reflects no deduction for fees, expenses, or taxes)	15.08%	13.57%	6.58%

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MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Walter H. Prahl, Partner and Director	2012

Marc Pavese, Partner and Portfolio Manager	2012

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek current income and capital appreciation.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of companies in the S&P 900® Index. The Fund focuses on large companies that the Fund’s portfolio management team believes have potential for long-term total return resulting from their earnings growth and willingness to consistently increase their dividends over time. The Fund’s portfolio management team uses fundamental research and quantitative analysis to select the Fund’s investments. The Fund seeks to maintain industry, sector, and capitalization weightings and other portfolio characteristics that generally are similar to those of the S&P 900® 10-Year Dividend Growth Index (the “Dividend Growth Index”), which is a subset of the S&P 900® Index. The Dividend Growth Index is the exclusive property of Standard & Poor’s Financial Services LLC (“S&P”). Under a contract with Lord Abbett, S&P administers, maintains, and calculates the Dividend Growth Index. S&P and its affiliates will have no liability for any errors or omissions in calculating the Dividend Growth Index. The Dividend Growth Index consists of large and mid-sized companies that have a ten-year history of dividend issuance and growth, and that meet certain other criteria. The Dividend Growth Index represents a considerably narrower investable universe than the S&P 900® Index because of these stringent criteria. The Dividend Growth Index is a custom index that was developed at the request of Lord Abbett and is administered by S&P without any involvement from Lord Abbett.

The Fund may invest in companies of any size, but expects to invest primarily in companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the S&P 900® Index. This range was approximately $691 million to $618 billion as of December 30, 2016, and varies daily.

The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund

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may invest without limitation in equity securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. stock exchange.

In selecting investments, the Fund’s portfolio management team considers the following:

•

Dividend Growth. The portfolio management team seeks to invest in equity securities of established companies with above-average consistent growth in dividends and that the portfolio management team believes have the potential for long-term capital appreciation. Dividend paying securities are securities issued by companies that pay out a portion of their profits to shareholders instead of reinvesting all their profits in their businesses. Although issuers of dividend paying securities may include fast growing companies, they more commonly are “value” companies whose securities the portfolio management team believes have the potential for investment return because they are underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects. The Fund relies principally on Dividend Growth Index membership to identify the universe of companies that consistently have increased their dividends over time. In addition, the Fund may invest in companies outside the Dividend Growth Index if Lord Abbett believes such companies have similar dividend growth prospects.

•

Fundamental Analysis. The Fund’s investment process analyzes various measures of a company’s financial condition. The Fund’s portfolio management team considers consensus expectations as well as proprietary fundamental analysis regarding near-term earnings, long-term normalized earnings, earnings growth rates, and other factors. In addition, the portfolio management team may consider other factors such as changes in economic and financial environment; new or improved products or services; changes in management or structure of the company; price increases for the company’s products or services; and improved efficiencies resulting from new technologies or changes in distribution.

•

Quantitative Analysis. The Fund’s portfolio management team employs quantitative analysis, such as valuation and risk models and other quantitative analytical tools. The portfolio management team may do so to analyze the effects of various characteristics of the Fund’s overall portfolio and to assist in individual stock selection. Based on the portfolio management team’s assessment of these portfolio characteristics, the Fund may buy or sell securities as it seeks to optimize overall portfolio performance.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption

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requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Investment Strategy Risk: The strategies used and securities selected by the Fund may fail to produce the intended result and the Fund may not achieve its objective. Through the integration of fundamental research and quantitative analysis, the Fund expects that stock selection is likely to be a primary driver of the Fund’s performance relative to the Dividend Growth Index. To the extent that the performance consequences of overall portfolio attributes, such as sector weightings, are substantially similar to those of the Dividend Growth Index, the Fund may magnify the remaining effect of stock selection on the Fund’s relative performance. In addition, there is no guarantee that the Fund’s use of quantitative analytic tools will be successful. Factors that affect a security’s value can change over time and these changes may not be reflected in the Fund’s quantitative models. Although the Fund

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seeks to maintain an investment portfolio with overall industry and sector weightings generally similar to those of the Dividend Growth Index, the Fund may underperform its benchmark(s). As a result of the risks associated with the Fund’s investment strategies, the Fund may underperform other funds with the same investment objective and which invest in large and mid-sized companies, even in a rising market. In addition, the Fund’s strategy of focusing on the relatively narrow market segment of dividend paying companies means the Fund will be more exposed to risks associated with that particular market segment than a fund that invests more widely.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

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•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

•

Dividend Risk: Depending on market conditions, securities of dividend paying companies that meet the Fund’s investment criteria may not be widely available. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The dividend payments of the Fund’s portfolio companies may vary over time, and there is no guarantee that a company will pay a dividend at all. The reduction or elimination of dividends in the stock market as a whole may limit the Fund’s ability to produce current income. If dividend paying companies are highly concentrated in only a few market sectors, then the Fund’s portfolio may become less diversified, and the Fund’s return may become more volatile.

•

Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. Mid-sized companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than

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the securities of larger, more established companies. In addition, mid-sized companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in mid-sized companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Mid- sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a different or more diversified style.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a

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country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Foreign Currency Risk: Investments in foreign currencies or securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities that are denominated in those currencies. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging markets.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of

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redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them,

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including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

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DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302- 3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Walter H. Prahl, Partner and Director, heads the Fund’s team. Assisting Mr. Prahl is Marc Pavese, Partner and Portfolio Manager. Messrs. Prahl and Pavese are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Prahl and Pavese joined Lord Abbett in 1997 and 2008, respectively, and have been members of the Fund’s team since 2012.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.35% of the Fund’s average daily net assets.

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In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a

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number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity

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and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV

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as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or

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factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other

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Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less

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effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

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How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

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CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the

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investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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CALIBRATED DIVIDEND GROWTH PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:			Distributions to shareholders from:
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$13.60	$0.28	$1.78	$2.06	$(0.25)	$(0.94)	$(1.19)
12/31/2015	15.55	0.27	(0.60)	(0.33)	(0.27)	(1.35)	(1.62)
12/31/2014	16.27	0.27	1.60	1.87	(0.29)	(2.30)	(2.59)
12/31/2013	14.22	0.26	3.68	3.94	(0.28)	(1.61)	(1.89)
12/31/2012	13.03	0.34	1.29	1.63	(0.44)	–	(0.44)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

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CALIBRATED DIVIDEND GROWTH PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$14.47	15.10	0.85	1.25	1.89	$171,330	75.49
12/31/2015	13.60	(2.13)	0.85	1.28	1.76	105,016	69.61
12/31/2014	15.55	11.54	0.85	1.25	1.63	118,300	79.31
12/31/2013	16.27	27.93	0.85	1.27	1.62	128,593	65.36
12/31/2012	14.22	12.46	1.07	1.26	2.42	110,603	116.38

PROSPECTUS – CALIBRATED DIVIDEND GROWTH PORTFOLIO

32

To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Calibrated Dividend Growth Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-CDG-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Classic Stock Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	8
	Principal Investment Strategies	8
	Principal Risks	10
	Additional Operational Risks	14
	Disclosure of Portfolio Holdings	17
	Management and Organization of the Fund	17

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	18
	Purchases and Redemptions	19
	Account Policies	20
	Conflicts of Interest	26
	Distributions and Taxes	26
	Service Arrangements	27

FINANCIAL INFORMATION
	Financial Highlights	29

CLASSIC STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.70%

Other Expenses	0.63%

Total Annual Fund Operating Expenses	1.33%

Fee Waiver and/or Expense Reimbursement(1)	(0.38)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.95%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.95%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$97	$384	$692	$1,568

PROSPECTUS – CLASSIC STOCK PORTFOLIO

2

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.02% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, established U.S. and multinational companies. The Fund uses a “blend” strategy to invest in both growth and value stocks, or in stocks with characteristics of both. The Fund may invest in U.S. and up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of large companies. The Fund may invest in any security that represents equity ownership in a company. Equity Securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.
•

Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

•	Growth companies that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

3

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, government actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

4

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund

PROSPECTUS – CLASSIC STOCK PORTFOLIO

5

invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

6

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 3rd Q ‘09 +14.57%	Worst Quarter 4th Q ’08 -19.84%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	12.44%	12.69%	6.16%

Index

Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	12.05%	14.69%	7.08%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager.

Portfolio Manager/Title	Member of the Investment Management Team Since

Sean J. Aurigemma, Portfolio Manager	2010

PROSPECTUS – CLASSIC STOCK PORTFOLIO

7

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in equity securities of large U.S. and multinational companies with value or growth characteristics. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, established U.S. and multinational companies. The Fund will provide shareholders with at least 60 days’ notice of a change in this policy. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index, a widely-used benchmark for large-cap stock performance. The market capitalization range of the Russell 1000® Index as of June 30, 2016, following its most recent annual reconstitution, was approximately $1.6 billion to $524 billion. This range varies daily.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

8

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund may invest without limitation in equity securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

The Fund uses a “blend” strategy to invest in both growth and value stocks, or in stocks with characteristics of both. The Fund’s portfolio manager uses a bottom-up investment research approach that combines value and growth investment styles to identify companies the portfolio manager believes to be attractive, long- term investment opportunities. The approach is based on in-depth analysis of a company’s financial statements, business strategy, management competence, and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services. The Fund focuses on securities that are selling at reasonable prices in relation to the portfolio manager’s assessment of their potential value, and on securities that the portfolio manager believes have expected earnings growth potential and consistency that may not be recognized by the market at large.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

9

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the statement of additional information (“SAI”) for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, government actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-

PROSPECTUS – CLASSIC STOCK PORTFOLIO

10

growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit, and interest rate risk.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

11

•

Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established smaller companies, especially during market cycles corresponding to periods of economic expansion. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Depending on market conditions, the Fund intends to employ a blend of growth and value investment styles, either of which may fall out of favor from time to time.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the

PROSPECTUS – CLASSIC STOCK PORTFOLIO

12

U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, may be especially subject to greater price volatility, may have a smaller market capitalization, may have less government regulation, and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely

PROSPECTUS – CLASSIC STOCK PORTFOLIO

13

affect REITs include poor performance by management of the REIT, extended vacancies, failure to collect rents, the ability of the company to finance property purchases and renovations, changes to the tax laws, failure by the REIT to qualify for favorable tax treatment under the Code, and changes in local, regional, or general economic conditions. REITs also are subject to default or prepayments by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended. REITs may be more volatile and/or more illiquid than other types of equity securities. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the REIT’s fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

•

High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information

PROSPECTUS – CLASSIC STOCK PORTFOLIO

14

(e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s

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performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical

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events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment strategies and achieving their investment objectives. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Manager. The Fund is managed by an experienced portfolio manager responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

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Sean J. Aurigemma, Portfolio Manager, heads the Fund’s team and is primarily responsible for the day-to-day management of the Fund. Mr. Aurigemma joined Lord Abbett in 2007 and has been a member of the team since 2010.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.70% on the first $1 billion of average daily net assets;
0.65% on the next $1 billion of average daily net assets; and
0.60% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The

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payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of

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which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial

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intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is

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principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign

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markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics

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that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the

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activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.

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•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

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The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if

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required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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CLASSIC STOCK PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$11.66	$0.14	$1.31	$1.45	$(0.13)	$(0.47)	$(0.60)
12/31/2015	14.15	0.11	(0.23)	(0.12)	(0.11)	(2.26)	(2.37)
12/31/2014	14.77	0.10	1.25	1.35	(0.11)	1.86	(1.97)
12/31/2013	12.77	0.14	3.64	3.78	(0.15)	(1.63)	(1.78)
12/31/2012	11.21	0.14	1.55	1.69	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

PROSPECTUS – CLASSIC STOCK PORTFOLIO

30

CLASSIC STOCK PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$12.51	12.44	0.95	1.33	1.20	$45,197	100.02
12/31/2015	11.66	(0.90)	0.95	1.32	0.78	33,643	100.46
12/31/2014	14.15	9.14	0.95	1.30	0.68	43,297	49.77
12/31/2013	14.77	29.85	0.95	1.31	0.95	45,458	42.01
12/31/2012	12.77	15.09	0.95	1.32	1.13	39,909	23.58

PROSPECTUS – CLASSIC STOCK PORTFOLIO

31

To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Classic Stock Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-CSFP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Developing Growth Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	8
	Principal Investment Strategies	8
	Principal Risks	10
	Additional Operational Risks	15
	Disclosure of Portfolio Holdings	17
	Management and Organization of the Fund	17

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	18
	Purchases and Redemptions	20
	Account Policies	21
	Conflicts of Interest	26
	Distributions and Taxes	27
	Service Arrangements	28

FINANCIAL INFORMATION
	Financial Highlights	29

DEVELOPING GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	0.76%

Total Annual Fund Operating Expenses	1.51%

Fee Waiver and/or Expense Reimbursement(1)	(0.61)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.90%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.90%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

2

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$92	$417	$766	$1,749

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 222.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in the equity securities of companies the portfolio management team believes demonstrate above-average, long-term growth potential. The portfolio management team seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company’s start-up phase when growth is expected to occur at a rate generally not equaled by established companies in their mature years.

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. The Fund may invest up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. Although the Fund is diversified across many industries and sectors, its assets may, from time to time, be overweighted or underweighted to certain industries and sectors relative to its benchmark index, the Russell 2000 Growth Index. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies, vehicles with similar legal structures, and other instruments with similar characteristics. The Fund may invest in any security that represents equity ownership in a company. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

3

•

Companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. Such companies predominantly consist of small companies, but also may include mid-sized companies. Small company securities may be traded in over-the-counter markets (which the Fund considers to include the Nasdaq Stock Market).

•	Growth companies that the portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

The Fund engages in active and frequent trading of its portfolio securities in seeking to achieve its investment objective.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

4

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Small and Mid-Sized Company Risk: Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, small and mid-sized company securities tend to be more sensitive to changing economic, market and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

•

Growth Investing Risk: The Fund uses a growth investing style, which may be out of favor or may not produce favorable results over short or longer time periods. In addition, growth stocks tend to be more volatile than value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

5

instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities also may subject the Fund’s investments to changes in currency rates. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

6

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 3rd Q ’13 +18.81%	Worst Quarter 3rd Q ’11 -22.58%

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	Life of Class	Inception Date for Performance

Class VC Shares	-2.60%	10.25%	10.79%	4/30/2010

Index

Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	11.32%	13.74%	11.98%	4/30/2010

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

7

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

F. Thomas O’Halloran, III, Partner and Portfolio Manager	2010

Arthur K. Weise, Partner and Portfolio Manager	2010

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in the equity securities of companies the portfolio management team believes demonstrate above-average, long-term growth potential. The portfolio management team seeks to identify companies that it believes are strongly positioned in the developing growth

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

8

phase, which it defines as the period of swift development after a company’s start-up phase when growth is expected to occur at a rate generally not equaled by established companies in their mature years.

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of small companies. For the purpose of this 65% policy, the Fund may invest any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index, a widely-used benchmark for small-sized U.S. company performance. The Russell 2000® Index also includes mid-sized companies, in which the Fund may invest. The market capitalization range of the Russell 2000® Index as of June 30, 2016, following its annual reconstitution, was $56 million to $4.2 billion. This range varies daily. Small company securities may be traded in over-the-counter markets (which the Fund considers to include the Nasdaq Stock Market).

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund may invest without limitation in equity securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

The Fund’s portfolio managers use a “bottom-up” investment approach, meaning that they identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. In selecting investments for the Fund, the portfolio managers follow a growth style of investing, which means that they look for companies that exhibit faster-than-average gains in earnings and that they believe have the potential to continue profit growth at a high level. Although the Fund is diversified across many industries and sectors, its assets may, from time to time, be focused on certain industries and sectors.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

9

The Fund engages in active and frequent trading of its portfolio securities in seeking to achieve its investment objective, and typically will have a portfolio turnover rate of over 100% annually.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

10

for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.
•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments, and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

11

benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

•

Small and Mid-Sized Company Risk: Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies. Small and mid-sized companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. In addition, small and mid-sized companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small and mid-sized company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in small and mid-sized companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Growth Investing Risk: Growth stocks may trade at higher multiples of current earnings as compared to other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. Growth stocks are subject to potentially greater declines in value if, among other things, the stock is subject to significant investor speculation but fails to increase as anticipated. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

12

different or more diversified style. During periods when growth investing is out of favor or when markets are unstable, selling growth stocks at a desired price may be more difficult. Growth stocks may be more volatile than other slower-growing securities.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

13

Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund may engage in foreign currency hedging transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. Also, it may be difficult or impractical to hedge currency risk in many emerging market countries.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a variety of factors, including economic conditions, market events, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

•

High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

PROSPECTUS – DEVELOPING GROWTH PORTFOLIO

14

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have

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adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in

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the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

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Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

The team is headed by F. Thomas O’Halloran, III, Partner and Portfolio Manager, who joined Lord Abbett in 2001 and has been a member of the team since the Fund’s inception. Assisting Mr. O’Halloran is Arthur K. Weise, Partner and Portfolio Manager, who joined Lord Abbett in 2007 and has been a member of the team since 2010. Messrs. O’Halloran and Weise are jointly and primarily responsible for the day-to-day management of the Fund.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.75% on the first $100 million of average daily net assets; and
0.50% on the Fund’s average daily net assets over $100 million.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.14% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord

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Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts

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because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

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Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are

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valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

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Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of

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their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial

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intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

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If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

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DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

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SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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29

DEVELOPING GROWTH PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:			Distributions to shareholders from:	Net asset value, end of period
		Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain

12/31/2016	$22.28	$(0.07)	$(0.52)	$(0.59)	$–	$21.69
12/31/2015	24.46	(0.14)	(1.86)	(2.00)	(0.18)	22.28
12/31/2014	23.74	(0.16)	1.03	0.87	(0.15)	24.46
12/31/2013	16.43	(0.16)	9.44	9.28	(1.97)	23.74
12/31/2012	15.68	(0.08)	1.98	1.90	(1.15)	16.43

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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DEVELOPING GROWTH PORTFOLIO

Financial Highlights (continued)

		Ratios to Average Net Assets:			Supplemental Data:
	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	(2.60)	0.90	1.51	(0.34)	$28,605	222.26
12/31/2015	(8.21)	0.90	1.56	(0.56)	28,882	196.74
12/31/2014	3.71	0.90	2.02	(0.68)	17,494	235.07
12/31/2013	56.68	0.90	6.47	(0.72)	4,294	245.36
12/31/2012	12.11	0.90	26.16	(0.48)	327	176.45

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Developing Growth Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-DG-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Fundamental Equity Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	8
	Principal Investment Strategies	8
	Principal Risks	10
	Additional Operational Risks	14
	Disclosure of Portfolio Holdings	17
	Management and Organization of the Fund	17

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	18
	Purchases and Redemptions	20
	Account Policies	21
	Conflicts of Interest	26
	Distributions and Taxes	27
	Service Arrangements	28

FINANCIAL INFORMATION
	Financial Highlights	29

FUNDAMENTAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	0.45%

Total Annual Fund Operating Expenses	1.20%

Fee Waiver and/or Expense Reimbursement(1)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.15%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.15%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$117	$376	$655	$1,450

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2

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund normally will invest at least 50% of its net assets in equity securities of large, established companies having a market capitalization within the range of companies included in the Russell 1000® Index. Although the Fund generally emphasizes equity securities of large companies, the Fund also may invest in equity securities of mid-sized and small companies.

The Fund may invest in U.S. and up to 10% of its net assets in foreign (including emerging market) companies. Foreign companies include emerging market companies and American depositary receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of large, mid-sized, and small companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•

Value companies of any size that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

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The Fund attempts to invest in companies the investment team believes have been undervalued by the market and whose securities are selling at reasonable prices in relation to an assessment of their potential or intrinsic value. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors in a company’s fundamental outlook that the Fund believes are likely to improve the value of the company’s stock price.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner. The Fund engages in active and frequent trading of its portfolio securities.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

4

relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and smaller companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized and smaller company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of mid-sized and smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

5

on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

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The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 3rd Q ’09 +16.04%	Worst Quarter 3rd Q ’11 -19.84%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	15.74%	12.44%	6.96%

Index

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%

Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	18.40%	14.81%	5.76%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

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Portfolio Manager.

Portfolio Manager/Title	Member of the Investment Management Team Since

Sean J. Aurigemma, Portfolio Manager	2010

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal conditions, the Fund will invest at least 80%

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

8

of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy.

The Fund normally will invest at least 50% of its net assets in equity securities of large, established companies. A large, established company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index, a widely used benchmark for large-cap stock performance. The market capitalization range of the Russell 1000® Index as of June 30, 2016, following its most recent annual reconstitution, was approximately $1.6 billion to $524 billion. This range varies daily. Although the Fund generally emphasizes equity securities of large companies, the Fund also may invest in equity securities of mid-sized and small companies.

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund attempts to invest in companies the investment team believes have been undervalued by the market and whose securities are selling at reasonable prices in relation to an assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund may invest without limitation in securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

9

The Fund’s portfolio management uses a continuous and dynamic investment process in building the portfolio for the Fund, including quantitative research to identify stocks that the Fund believes represent attractive valuations, and fundamental research regarding a company’s resources, strategic plans and prospects for growth. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors in a company’s fundamental outlook that the Fund believes are likely to improve the value of the company’s stock price. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

10

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

11

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

•

Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. Mid-sized and smaller companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid-sized and smaller companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized and smaller company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in mid-sized and smaller companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

12

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a different or more diversified style.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with

PROSPECTUS – FUNDAMENTAL EQUITY PORTFOLIO

13

foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by events relating to the issuer of the securities, market events, economic conditions, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

•

High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating

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assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/ or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system

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failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect

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the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

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Portfolio Manager. The Fund is managed by an experienced portfolio manager responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Sean J. Aurigemma, Portfolio Manager, heads the Fund’s team and is primarily responsible for the day-to-day management of the Fund. Mr. Aurigemma joined Lord Abbett in 2007 and has been a member of the team since 2010.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.70% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities,

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including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

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PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

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ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of

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non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it

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necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

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Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we

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normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

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If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

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DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

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SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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FUNDAMENTAL EQUITY PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:			Distributions to shareholders from:
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$16.28	$0.23	$2.34	$2.57	$(0.21)	$(0.34)	$(0.55)
12/31/2015	18.61	0.16	(0.79)	(0.63)	(0.21)	(1.49)	(1.70)
12/31/2014	21.03	0.09	1.43	1.52	(0.10)	(3.84)	(3.94)
12/31/2013	17.61	0.05	6.18	6.23	(0.05)	(2.76)	(2.81)
12/31/2012	16.26	0.10	1.63	1.73	(0.10)	(0.28)	(0.38)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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FUNDAMENTAL EQUITY PORTFOLIO

Financial Highlights (concluded)

	Net asset value, end of period	Total return(b) (%)	Ratios to Average Net Assets:			Supplemental Data:
			Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$18.30	15.74	1.15	1.20	1.36	$387,518	131.92
12/31/2015	16.28	(3.44)	1.15	1.21	0.90	261,006	135.25
12/31/2014	18.61	7.14	1.15	1.19	0.43	442,860	131.55
12/31/2013	21.03	35.76	1.15	1.18	0.26	465,208	86.75
12/31/2012	17.61	10.58	1.15	1.19	0.60	314,022	78.16

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at:
888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Fundamental Equity Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-FEP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Growth and Income Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	8
	Principal Investment Strategies	8
	Principal Risks	9
	Additional Operational Risks	14
	Disclosure of Portfolio Holdings	16
	Management and Organization of the Fund	16

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	17
	Purchases and Redemptions	19
	Account Policies	20
	Conflicts of Interest	25
	Distributions and Taxes	26
	Service Arrangements	27

FINANCIAL INFORMATION
	Financial Highlights	28

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.50%

Other Expenses	0.44%

Total Annual Fund Operating Expenses	0.94%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$96	$300	$520	$1,155

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.53% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund invests principally in large, established U.S. and multinational companies that the portfolio manager believes are undervalued by the market and are selling at reasonable prices in relation to our assessment of their potential or intrinsic value.

The Fund may invest in U.S. and up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of large companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.
•

Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

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PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

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•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of

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redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 2nd Q ’09 +18.34%	Worst Quarter 4th Q ’08 -20.07%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

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Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	17.11%	13.28%	4.87%

Index

Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

S&P 500® Value Index (reflects no deduction for fees, expenses, or taxes)	17.40%	14.69%	5.50%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager.

Portfolio Manager/Title	Member of the Investment Management Team Since

Sean J. Aurigemma, Portfolio Manager	2010

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by

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influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL INVESTMENT STRATEGIES

To pursue this objective, the Fund invests principally in equity securities of large, established, U.S. and multinational companies that the portfolio manager believes are undervalued. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index, a widely-used benchmark for large U.S. company stock performance. The market capitalization range of the Russell 1000® Index as of June 30, 2016, following its most recent annual reconstitution, was approximately $1.6 billion to $524 billion. This range varies daily.

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund may invest without limitation in equity securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

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The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices in relation to the portfolio manager’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market. The Fund seeks to achieve gains by holding securities the portfolio manager believes will increase in value when other investors recognize the securities’ real or potential worth or when the company returns to its historical rates of growth and profitability.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in

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reducing risk. Please see the statement of additional information (“SAI”) for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income

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securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

•

Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established smaller companies, especially during market cycles corresponding to periods of economic expansion. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a different or more diversified style.

•

Foreign and Emerging Markets Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency,

PROSPECTUS – GROWTH AND INCOME PORTFOLIO

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inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, may be especially subject to greater price volatility, may have a smaller market capitalization, may have less government regulation, and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political

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disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, extended vacancies, failure to collect rents, the ability of the company to finance property purchases and renovations, changes to the tax laws, failure by the REIT to qualify for favorable tax treatment under the Code, and changes in local, regional, or general economic conditions. REITs also are subject to default or prepayments by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended. REITs may be more volatile and/or more illiquid than other types of equity securities. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the REIT’s fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

•

High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example

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in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These

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transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

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While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment strategies and achieving their investment objectives. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers

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who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Manager. The Fund is managed by an experienced portfolio manager responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Sean J. Aurigemma, Portfolio Manager, heads the Fund’s team and is primarily responsible for the day-to-day management of the Fund. Mr. Aurigemma joined Lord Abbett in 2007 and has been a member of the team since 2010.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.50% on the first $1 billion of average daily net assets; and
0.45% on the Fund’s average daily net assets over $1 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett was 0.50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord

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Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts

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because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

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Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are

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valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

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Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of

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their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial

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intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

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If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

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DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

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SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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GROWTH AND INCOME PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:			Distributions to shareholders from:
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$32.21	$0.52	$4.99	$5.51	$(0.52)	$(0.48)	$(1.00)
12/31/2015	35.54	0.40	(1.43)	(1.03)	(0.44)	(1.86)	(2.30)
12/31/2014	33.24	0.22	2.33	2.55	(0.25)	–	(0.25)
12/31/2013	24.59	0.16	8.66	8.82	(0.17)	–	(0.17)
12/31/2012	22.15	0.22	2.46	2.68	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

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GROWTH AND INCOME PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:		Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$36.72	17.11	0.94	1.54	$718,550	97.53
12/31/2015	32.21	(2.86)	0.94	1.15	724,298	105.13
12/31/2014	35.54	7.65	0.93	0.65	882,379	121.75
12/31/2013	33.24	35.90	0.92	0.54	1,011,786	87.90
12/31/2012	24.59	12.09	0.91	0.94	964,703	72.59

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Growth and Income Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-GIP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Growth Opportunities Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	8
	Principal Investment Strategies	8
	Principal Risks	10
	Additional Operational Risks	15
	Disclosure of Portfolio Holdings	17
	Management and Organization of the Fund	18

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	19
	Purchases and Redemptions	20
	Account Policies	21
	Conflicts of Interest	27
	Distributions and Taxes	27
	Service Arrangements	28

FINANCIAL INFORMATION
	Financial Highlights	29

GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.80%

Other Expenses	0.53%

Total Annual Fund Operating Expenses	1.33%

Fee Waiver and/or Expense Reimbursement(1)	(0.23)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.10%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.10%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

(2)	This amount has been updated from the fiscal year amount to reflect current fees and expenses.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$112	$399	$707	$1,581

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155.06% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in equity securities of mid-sized U.S. companies with growth characteristics. Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of mid-sized companies. The Fund follows a growth style of investing, which means that the portfolio management team favors companies that it believes show the potential for strong revenue and earnings growth. The Fund may invest in U.S. companies and may invest up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index.
•	Growth companies that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

The portfolio management team seeks to identify companies with strong relative growth prospects that the portfolio management team believes are well positioned to benefit from the anticipated economic environment. The Fund engages in active and frequent trading of its portfolio securities.

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The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and securities of mid-sized companies may be less well-known and trade less frequently and in more limited volume that the securities of larger, more established companies. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Growth Investing Risk: The Fund uses a growth investing style, which may be out of favor or may not produce the best results over short or longer time periods. In addition, growth stocks tend to be more volatile than slower growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions,

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5

that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.
•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

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Bar Chart (per calendar year) — Class VC Shares

Best Quarter 2nd Q ’09 +17.46%	Worst Quarter 3rd Q ’11 -24.98%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	1.23%	11.52%	7.60%

Index

Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	7.33%	13.51%	7.83%

Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	13.80%	14.72%	7.86%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Paul J. Volovich, Partner and Portfolio Manager	2008

Anthony W. Hipple, Portfolio Manager	2014

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PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in equity securities of mid-sized U.S. companies with growth characteristics. Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index, a widely-used benchmark for mid-sized U.S. company stock performance. The market capitalization range of the Russell Midcap® Index as of June 30, 2016, following its most recent annual reconstitution, was approximately $1.6 billion to $29 billion. This range varies daily.

The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar

PROSPECTUS – GROWTH OPPORTUNITIES PORTFOLIO

8

legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund may invest without limitation in equity securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. stock exchange.

The Fund follows a growth style of investing, which means that the portfolio management team favors companies that show the potential for strong revenue and earnings growth. The portfolio management team seeks to identify companies with strong relative growth prospects that the portfolio management team believes are well positioned to benefit from the anticipated economic environment. The Fund looks for mid-sized companies using:

•

Fundamental research to identify companies the portfolio management team believes are likely to produce superior returns over a two- to five-year period, by analyzing the dynamics in each company within its industry and within the overall economy.

•	Quantitative research to identify companies that the portfolio management team believes have with superior growth possibilities.

The Fund engages in active and frequent trading of its portfolio securities in seeking to achieve its investment objective, and typically will have a portfolio turnover rate of over 100% annually.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

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Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an

PROSPECTUS – GROWTH OPPORTUNITIES PORTFOLIO

10

adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

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•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. Mid-sized companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid-sized companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in mid-sized companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Growth Investing Risk: Growth stocks may trade at higher multiples of current earnings as compared to other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. Growth stocks are subject to potentially greater declines in value if, among other things, the stock is subject to significant investor speculation but fails to increase as anticipated. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a different or more diversified style. During periods when growth investing is out of favor or when markets are unstable, selling growth stocks at a desired price may be more difficult. Growth stocks may be more volatile than other slower-growing securities.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency

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movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

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Foreign Currency Risk: Investments in foreign currencies or securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities that are denominated in those currencies. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging markets.

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Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, extended vacancies, failure to collect rents, the ability of the company to finance property purchases and renovations, changes to the tax laws, failure by the REIT to qualify for favorable tax treatment under the Code, and changes in local, regional, or general economic conditions. REITs also are subject to default or prepayments by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended. REITs may be more volatile and/or more illiquid than other types of equity securities. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the REIT’s fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

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Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large

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portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

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Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect

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to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

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MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

The team is headed by Paul J. Volovich, Partner and Portfolio Manager, who joined Lord Abbett in 1997. Assisting Mr. Volovich is Anthony W. Hipple, Portfolio Manager, who joined Lord Abbett in 2002. Messrs. Volovich and Hipple are jointly and primarily responsible for the day-to-day management of the Fund and have been members of the team since 2008 and 2014, respectively.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.80% on the first $1 billion of average daily net assets;
0.75% on the next $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $3 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.60% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

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Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to

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expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or

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from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity

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securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market

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quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

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The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund

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serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

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How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

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CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the

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investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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GROWTH OPPORTUNITIES PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment Operations:			Distributions to shareholders from:	Net asset value, end of period
		Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain

12/31/2016	$11.88	$(0.03)	$0.18	$0.15	$(0.07)	$11.96
12/31/2015	12.91	(0.06)	0.41	0.35	(1.38)	11.88
12/31/2014	15.25	(0.04)	0.95	0.91	(3.25)	12.91
12/31/2013	13.19	(0.08)	4.93	4.85	(2.79)	15.25
12/31/2012	12.23	(0.02)	1.75	1.73	(0.77)	13.19

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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GROWTH OPPORTUNITIES PORTFOLIO

Financial Highlights (concluded)

		Ratios to Average Net Assets:			Supplemental Data:
	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	1.23	1.13	1.33	(0.25)	$123,735	155.06
12/31/2015	2.72	1.20	1.31	(0.42)	91,977	125.17
12/31/2014	6.07	1.20	1.32	(0.28)	87,234	197.85
12/31/2013	37.08	1.20	1.31	(0.49)	98,244	120.75
12/31/2012	14.10	1.20	1.31	(0.12)	89,376	138.33

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Growth Opportunities Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-GOP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
International Core Equity Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	9
	Principal Investment Strategies	9
	Principal Risks	14
	Additional Operational Risks	19
	Disclosure of Portfolio Holdings	22
	Management and Organization of the Fund	22

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	23
	Purchases and Redemptions	25
	Account Policies	26
	Conflicts of Interest	31
	Distributions and Taxes	32
	Service Arrangements	33

FINANCIAL INFORMATION
	Financial Highlights	34

INTERNATIONAL CORE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	0.64%

Total Annual Fund Operating Expenses	1.39%

Fee Waiver and/or Expense Reimbursement(1)	(0.52)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.87%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.87%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$89	$389	$711	$1,624

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large companies. For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of investment in each country represented in the MSCI EAFE® Index. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of large companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•

Foreign companies whose securities may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). The Fund also may invest in supranational organizations. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries.

•	Growth companies that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

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•

Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

Consistent with its investment objective and policies, the Fund selectively may invest in derivatives. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the

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Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.
•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign (including emerging market) currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance relative to a more geographically diversified fund.

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

•

Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility. Derivatives also are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these

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6

transactions risk-free. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

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Bar Chart (per calendar year) — Class VC Shares

Best Quarter 1st Q ’12 +10.83%	Worst Quarter 3rd Q ’11 -19.79%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	Life of Class	Inception Date for Performance

Class VC Shares	-1.74%	4.38%	2.19%	4/30/2010

Index

MSCI EAFE® Index with Gross Dividends (reflects no deduction for fees, expenses, or taxes)	1.51%	7.02%	4.62%	4/30/2010

MSCI EAFE® Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	1.00%	6.53%	4.15%	4/30/2010

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Didier O. Rosenfeld, Director	2016

Frederick J. Ruvkun, Partner and Portfolio Manager	2016

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PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large companies. For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of investment in each country represented in the MSCI EAFE® Index, a widely used benchmark for international stock performance. The market capitalization range for the MSCI EAFE® Index as of June 1, 2016, following its most recent annual reconstitution, was $906 million to $237 billion. This range varies daily. The Fund will provide shareholders with 60 days’ notice of any change in this policy. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

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The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund invests principally in foreign companies, which may include companies that are traded on a foreign securities exchange and denominated in a foreign currency and companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange. The Fund may invest up to 15% of its net assets in securities issued by foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries. The Fund considers emerging market countries to be those included in the MSCI Emerging Market Free® Index.

Foreign company securities also include ADRs and similar depositary receipts. ADRs are traded on U.S. securities exchanges and typically are issued by a financial institution (often a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may invest in supranational organizations, which are designed or supported by one or more governments or governmental agencies to promote economic development. Examples of supranational organizations include the Asian Development Bank, the European Coal and Steel Community, the European Community, and the World Bank.

The Fund may invest in securities denominated in foreign currencies, which may decline in value relative to the U.S. dollar. In the case of hedged positions, the U.S. dollar may decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into foreign exchange forward contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.

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Consistent with its investment objective and policies, the Fund selectively may invest in derivatives. Derivatives are financial instruments that derive their value from an underlying asset, reference rate, or index. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Derivatives are traded on exchanges or in the over-the-counter (“OTC”) market. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

•

Forward Contracts: A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a currency (or a security or other financial instrument) at a future date, at a price established in the contract. A foreign exchange forward contract reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Fund may enter into non-deliverable currency forward contracts, which are a particular type of cash-settled forward contract that may be used to gain exposure to a non-convertible or relatively thinly traded foreign currency. Forward contracts typically are traded in the OTC market.

•

Futures and Options on Futures: The Fund may purchase and sell financial futures contracts and related options on financial futures for any reason, including for hedging and risk management purposes. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index and a clearing corporation is the counterparty. An option on a futures contract gives the purchaser the right to buy or sell a futures contract in exchange for the payment of a premium.

•

Options: The Fund may purchase and sell (or “write”) call and put options in respect of specific securities (or groups of specific securities), indexes, or currencies. A “call option” on a security is a contract that gives the option purchaser the right to buy a specific number of securities from the option seller (or “writer”) at a specific price prior to a specified date. For this right,

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the option purchaser pays the option seller a certain amount of money or “premium,” which amount is established before entering into the option contract. The seller or “writer” of that option is obligated to deliver the relevant security to the option purchaser upon exercise of the option. A “put option” on a security is a similar contract that gives the option purchaser the right to sell, and obligates the option writer to buy, the relevant security at the exercise price at any time during the option period. The Fund may not, however, buy a put option or sell a call option on a security unless the Fund actually holds the security that is the subject of the option. Options on securities indexes are similar to options on individual securities, except that instead of giving the option purchaser the right to receive or sell the relevant security, it gives the option purchaser the right to receive an amount of cash if the closing level of the relevant index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The Fund may buy or sell standardized options, which typically are listed on an exchange, or privately negotiated and customized options, which typically are traded in the OTC market. OTC options contracts generally are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

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Swaps: The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

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Asset Coverage for Derivatives: To the extent that the Fund is obligated under a derivatives contract to make a future payment, the Fund will be required to segregate or earmark on its books cash or other liquid assets to cover the Fund’s future obligations under the contract. This setting aside of assets generally is referred to as “cover.” With respect to swaps, futures and forward contracts that are contractually required to cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contract’s full notional value. In the case of futures and forward contracts that are not contractually required to cash settle, the Fund is required to set aside liquid assets equal to such contract’s

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full notional value (generally, the value of the asset underlying the contract at the time of valuation) during the period of time while the relevant positions are open. By setting aside assets equal to only its net obligations under cash-settled swaps, futures and forward contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund currently operates pursuant to an exemption from regulation by the CFTC as a commodity pool under the Commodity Exchange Act. The Fund currently intends to limit its investments in derivatives to continue to comply with the conditions of the exemption, but the Fund may be subject to regulation as a commodity pool in the future.

The Fund’s valuation-based investment approach seeks to highlight companies whose market prices are at the greatest discount to their economic values taking into account its perception of the investment risks. The Fund attempts to take advantage of the short-term fluctuation of stock prices around the long-term measure of economic value, generally investing in opportunities that are at a significant discount to this measure. For this purpose, the Fund considers the economic or intrinsic value as the amount that an informed buyer would pay to own the entire business today. It is based on an assessment of the net assets of a company and the estimated future cash flows those assets will create in relation to the perceived business risk being taken.

The Fund uses a bottom-up investment research approach to identify companies the Fund believes to be attractive, long-term investment opportunities. The approach is based on in-depth analysis of a company’s financial statements, business strategy, management competence and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services or through the use of quantitative screens or models based on various market criteria. The Fund’s investment approach incorporates the following:

•	A fundamental analysis of both companies and industries. This analysis attempts to determine the relative economic value of a business and support an assessment of the inherent investment risks.
•	An emphasis on absolute value and cross-border industry comparison.
•	An analysis of industry, sector and economic trends. The Fund seeks to optimize various investment strategies across sectors and regions and control overall portfolio risk characteristics.
•	Use of quantitative analysis, such as valuation and risk models and other quantitative analytical tools, for initial screening and for portfolio construction.

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The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, control various industry, sector or country risk exposure levels, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security. The Fund also may sell a stock when there has been a change in the fundamental company, industry or country factors that supported the original investment or when a company’s management has deviated from its financial plan or corporate strategy.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

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Portfolio Management Risk: The Fund’s fundamental research and quantitative analysis may fail to produce the intended result and the Fund may not achieve its objective. There is no guarantee that the Fund’s use of quantitative analytical tools will be successful. Factors that affect a security’s

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value can change over time and these changes may not be reflected in the information the portfolio managers will use. Investments selected using this strategy may perform differently than expected as a result of the factors used in the tools and technical issues in the construction and implementation of the analytical models. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result of the risks associated with the Fund’s investment strategies, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, and may generate losses even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

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Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income

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securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency

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exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

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Foreign Currency Risk: The Fund may invest in securities that are denominated or receive revenues in foreign (including emerging market) currencies. Such securities are subject to the risk that the relevant currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a variety of reasons. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund that are denominated in those currencies, including the value of any income distributions payable to the Fund as a holder of those securities. The Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements and the Fund’s return could be reduced as a result, in addition to the Fund incurring transaction costs. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging market countries. The risks associated

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with exposure to emerging market currencies may be heightened in comparision to those associated with exposure to developed market currencies.
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Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance relative to a more geographically diversified fund.

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Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

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Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund intends to employ a blend of growth and value investment styles depending on market conditions, either of which may fall out of favor from time to time.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions than the underlying asset, rate, or index and may become illiquid. Derivatives also are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free.

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Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. This is known as leverage risk. The Fund’s use of leverage may make the Fund more volatile. The Fund will be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill these coverage requirements. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging and other risk management measures may reduce or eliminate losses, they may also reduce or eliminate gains.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by events relating to the issuer of the securities, market events, economic conditions, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

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Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

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Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the

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European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds,

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institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Didier O. Rosenfeld, Director, heads the Fund’s team. Assisting Mr. Rosenfeld is Frederick J. Ruvkun, Partner and Portfolio Manager. Messrs. Rosenfeld and Ruvkun are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Rosenfeld joined Lord Abbett in 2015 and has been a member of the team since 2016. Mr. Rosenfeld was formerly a Portfolio Manager and Senior Analyst at Cornerstone Capital Management from 2014 to 2015 and a Managing Director at State Street Global Advisors from 2000 to 2013. Mr. Ruvkun joined Lord Abbett in 2006 and has been a member of the team since 2016.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.23% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”) unless the context requires otherwise) may make payments

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to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets

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increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

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Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are

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valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

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Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of

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their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial

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intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

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If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

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DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

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SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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INTERNATIONAL CORE EQUITY PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Return of capital

12/31/2016	$15.42	$0.36	$(0.63)	$(0.27)	$(0.40)	$–	$–
12/31/2015	15.95	0.30	(0.59)	(0.29)	(0.23)	–	(0.01)
12/31/2014	18.38	0.26	(1.99)	(1.73)	(0.18)	(0.52)	–
12/31/2013	15.31	0.22	3.32	3.54	(0.24)	(0.23)	–
12/31/2012	13.48	0.29	1.75	2.04	(0.21)	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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INTERNATIONAL CORE EQUITY PORTFOLIO

Financial Highlights (concluded)

				Ratios to Average Net Assets:			Supplemental Data:
	Total distributions	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$(0.40)	$14.75	(1.74)	0.87	1.39	2.43	$59,029	190.31
12/31/2015	(0.24)	15.42	(1.78)	0.87	1.43	1.84	60,225	59.93
12/31/2014	(0.70)	15.95	(9.47)	0.87	1.59	1.49	52,629	57.80
12/31/2013	(0.47)	18.38	23.16	0.87	2.02	1.31	31,923	56.36
12/31/2012	(0.21)	15.31	15.13	0.87	3.81	2.03	9,945	78.47

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 International Core Equity Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-ICE-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
International Opportunities Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	9
	Principal Investment Strategies	9
	Principal Risks	13
	Additional Operational Risks	19
	Disclosure of Portfolio Holdings	22
	Management and Organization of the Fund	22

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	23
	Purchases and Redemptions	24
	Account Policies	25
	Conflicts of Interest	31
	Distributions and Taxes	31
	Service Arrangements	32

FINANCIAL INFORMATION
	Financial Highlights	33

INTERNATIONAL OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	0.82%

Total Annual Fund Operating Expenses	1.57%

Fee Waiver and/or Expense Reimbursement(1)	(0.37)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.20%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.20%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$122	$459	$820	$1,836

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in stocks of companies principally based outside the United States. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies generally having a market capitalization at the time of purchase of less than $5 billion. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of small and mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•

Foreign companies whose securities may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries.

•	Growth companies that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.
•

Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

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Consistent with its investment objective and policies, the Fund selectively may invest in derivatives. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of

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investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and smaller companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized and smaller company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of mid-sized and smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market

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companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

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Foreign Currency Risk: The Fund may invest in securities denominated in foreign (including emerging market) currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance relative to a more geographically diversified fund.

•

Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

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Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility. Derivatives also are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these

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transactions risk-free. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

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Bar Chart (per calendar year) — Class VC Shares

Best Quarter 2nd Q ’09 +35.51%	Worst Quarter 3rd Q ’08 -25.17%

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	-4.28%	9.70%	2.00%

Index

S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	3.78%	9.67%	3.03%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Todd D. Jacobson, Partner and Associate Director	2003

A. Edward Allinson, Portfolio Manager	2005

Vincent J. McBride, Partner and Director	2003

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PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in stocks of companies principally based outside the United States. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies. For purposes of the policy, the Fund defines a small company as a company having a market capitalization at the time of purchase of less than $5 billion. This market capitalization threshold may vary in response to changes in the markets. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and

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vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund invests primarily in foreign companies, including, without limitation, companies that are organized under the laws of jurisdictions outside of the U.S. The Fund also may invest, without limitation, in foreign companies that are primarily traded on a U.S. securities exchange, including companies that are operated outside the U.S. The Fund may invest up to 15% of its net assets in securities issued by foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries. The Fund considers emerging market countries to be those non-U.S. countries that are not included in the developed markets of the S&P Developed Ex-U.S. SmallCap Index.

Foreign company securities also include ADRs and similar depositary receipts. ADRs are traded on U.S. securities exchanges and typically are issued by a financial institution (often a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may invest in securities denominated in foreign currencies, which may decline in value relative to the U.S. dollar. In the case of hedged positions, the U.S. dollar may decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into foreign exchange forward contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They may also be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.

Consistent with its investment objective and policies, the Fund selectively may invest in derivatives. Derivatives are financial instruments that derive their value from an underlying asset, reference rate, or index. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Derivatives are traded on

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exchanges or in the OTC market. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

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Forward Contracts: A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a currency (or a security or other financial instrument) at a future date, at a price established in the contract. A foreign exchange forward contract reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Fund may enter into non-deliverable currency forward contracts, which are a particular type of cash-settled forward contract that may be used to gain exposure to a non-convertible or relatively thinly traded foreign currency. Forward contracts typically are traded in the OTC market.

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Futures and Options on Futures: The Fund may purchase and sell financial futures contracts and related options on financial futures for any reason, including for hedging and risk management purposes. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index and a clearing corporation is the counterparty. An option on a futures contract gives the purchaser the right to buy or sell a futures contract in exchange for the payment of a premium.

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Options: The Fund may purchase and sell (or “write”) call and put options in respect of specific securities (or groups of specific securities), indexes, or currencies. A “call option” on a security is a contract that gives the option purchaser the right to buy a specific number of securities from the option seller (or “writer”) at a specific price prior to a specified date. For this right, the option purchaser pays the option seller a certain amount of money or “premium,” which amount is established before entering into the option contract. The seller or “writer” of that option is obligated to deliver the relevant security to the option purchaser upon exercise of the option. A “put option” on a security is a similar contract that gives the option purchaser the right to sell, and obligates the option writer to buy, the relevant security at the exercise price at any time during the option period. The Fund may not, however, buy a put option or sell a call option on a security unless the Fund actually holds the security that is the subject of the option. Options on

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securities indexes are similar to options on individual securities, except that instead of giving the option purchaser the right to receive or sell the relevant security, it gives the option purchaser the right to receive an amount of cash if the closing level of the relevant index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The Fund may buy or sell standardized options, which typically are listed on an exchange, or privately negotiated and customized options, which typically are traded in the OTC market. OTC options contracts generally are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

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Swaps: The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

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Asset Coverage for Derivatives: To the extent that the Fund is obligated under a derivatives contract to make a future payment, the Fund will be required to segregate or earmark on its books cash or other liquid assets to cover the Fund’s future obligations under the contract. This setting aside of assets generally is referred to as “cover.” With respect to swaps, futures and forward contracts that are contractually required to cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contract’s full notional value. In the case of futures and forward contracts that are not contractually required to cash settle, the Fund is required to set aside liquid assets equal to such contract’s full notional value (generally, the value of the asset underlying the contract at the time of valuation) during the period of time while the relevant positions are open. By setting aside assets equal to only its net obligations under cash-settled swaps, futures and forward contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund currently operates pursuant to an exemption from regulation by the CFTC as a commodity pool under the Commodity Exchange Act. The Fund

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currently intends to limit its investments in derivatives to continue to comply with the conditions of the exemption, but the Fund may be subject to regulation as a commodity pool in the future.

The Fund’s investment approach incorporates the following:

•	A fundamental analysis of both companies and industries. This analysis attempts to determine the relative economic value of a business and support an assessment of the inherent investment risks.
•	Use of various quantitative screening tools to provide support for the construction of the portfolio.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, control various industry, sector or country risk exposure levels, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security. The Fund also may sell a stock when there has been a change in the fundamental company, industry or country factors that supported the original investment or when a company’s management has deviated from its financial plan or corporate strategy.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

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The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

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Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority

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when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are

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denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

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Foreign Currency Risk: The Fund may invest in securities that are denominated or receive revenues in foreign (including emerging market) currencies. Such securities are subject to the risk that the relevant currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a variety of reasons. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund that are denominated in those currencies, including the value of any income distributions payable to the Fund as a holder of those securities. The Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements and the Fund’s return could be reduced as a result, in addition to the Fund incurring transaction costs. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging market countries. The risks associated

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with exposure to emerging market currencies may be heightened in comparision to those associated with exposure to developed market currencies.
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Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance relative to a more geographically diversified fund.

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Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. Mid-sized and smaller companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid- sized and smaller companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized and smaller company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in mid-sized and smaller companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result. Different investment styles tend to shift in and out of favor depending upon market

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and economic conditions as well as investor sentiment. The Fund intends to employ a blend of growth and value investment styles depending on market conditions, either of which may fall out of favor from time to time.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions than the underlying asset, rate, or index and may become illiquid. Derivatives also are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. This is known as leverage risk. The Fund’s use of leverage may make the Fund more volatile. The Fund will be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill these coverage requirements. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging and other risk management measures may reduce or eliminate losses, they may also reduce or eliminate gains.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by events relating to the issuer of the securities, market events, economic conditions, a drop in overall market trading volume, an inability to

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find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.
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High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them,

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including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

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DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

The team is headed by Todd D. Jacobson, Partner and Associate Director. Mr. Jacobson joined Lord Abbett in and has been a member of the team since 2003. Assisting Mr. Jacobson is A. Edward Allinson, Portfolio Manager. Mr. Allinson joined Lord Abbett in and has been a member of the team since 2005. Messrs. Jacobson and Allinson are jointly and primarily responsible for the day-to-day management of the Fund. Vincent J. McBride, Partner and Director, is a senior member of the team. Mr. McBride joined Lord Abbett in and has been a member of the team since 2003.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $2 billion.

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For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.39% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

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Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

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Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the

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Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the

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security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage

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successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a

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financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these

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efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

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Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more

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than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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33

INTERNATIONAL OPPORTUNITIES PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:			Distributions to shareholders from:
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$8.22	$0.08	$(0.43)	$(0.35)	$(0.08)	$–	$(0.08)
12/31/2015	8.07	0.06	0.83	0.89	(0.07)	(0.67)	(0.74)
12/31/2014	10.08	0.09	(0.64)	(0.55)	(0.13)	(1.33)	(1.46)
12/31/2013	8.48	0.09	2.56	2.65	(0.19)	(0.86)	(1.05)
12/31/2012	7.30	0.12	1.37	1.49	(0.17)	(0.14)	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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INTERNATIONAL OPPORTUNITIES PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$7.79	(4.28)	1.20	1.57	0.97	$43,005	84.36
12/31/2015	8.22	11.10	1.20	1.52	0.73	53,818	87.07
12/31/2014	8.07	(5.76)	1.20	1.49	0.90	48,508	64.58
12/31/2013	10.08	31.70	1.20	1.44	0.93	57,067	89.28
12/31/2012	8.48	20.38	1.20	1.42	1.44	49,131	100.44

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 International Opportunities Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-IOP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Mid Cap Stock Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	8
	Principal Investment Strategies	8
	Principal Risks	10
	Additional Operational Risks	14
	Disclosure of Portfolio Holdings	17
	Management and Organization of the Fund	17

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	18
	Purchases and Redemptions	19
	Account Policies	20
	Conflicts of Interest	26
	Distributions and Taxes	26
	Service Arrangements	27

FINANCIAL INFORMATION
	Financial Highlights	28

MID CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.17%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$119	$372	$644	$1,420

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.66% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. The Fund may invest up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index.
•

Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you

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paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Mid- sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of mid-sized companies may be less well-known and trade less frequently and in more limited volume than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

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•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 3rd Q ’09 +19.07%	Worst Quarter 3rd Q ’11 -22.46%

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The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	10 Years

Class VC Shares	16.39%	13.27%	5.66%

Index

Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)	20.00%	15.70%	7.59%

S&P MidCap 400® Value Index (reflects no deduction for fees, expenses, or taxes)	26.53%	16.07%	8.48%

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Jeff Diamond, Portfolio Manager	2008

Noah Petrucci, Portfolio Manager	2012

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

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PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index, a widely-used benchmark for mid-sized U.S. company stock performance. The market capitalization range of the Russell Midcap® Index as of June 30, 2016, following its annual reconstitution, was approximately $1.6 billion to $29 billion. This range varies daily.

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund

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may invest without limitation in equity securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

The Fund attempts to invest in securities of companies that the portfolio management team believes have been undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a security may be undervalued because it may be temporarily out of favor by the market. The Fund seeks to achieve gains by holding securities the portfolio management team believes will increase in value when other investors recognize the securities’ real or potential worth or when the company returns to its historical rates of growth and profitability.

The Fund’s portfolio management team uses a continuous and dynamic investment process in building the portfolio for the Fund, including quantitative research to identify stocks that the portfolio management team believes represent attractive valuations, and fundamental research regarding a company’s resources, strategic plans and prospects for growth. The portfolio management team seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors in a company’s fundamental outlook that the team believes are likely to improve the value of the company’s stock price.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

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PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react

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differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit, and interest rate risk.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. Mid-sized companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid-sized companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized company stocks tend to rise and fall in value more frequently and to a

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11

greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in mid-sized companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a different or more diversified style.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These

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and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, may be especially subject to greater price volatility, may have a smaller market capitalization, may have less government regulation, and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, extended vacancies, failure to collect rents, the ability of the company to finance property purchases and renovations, changes to the tax laws, failure by the REIT to qualify for favorable tax treatment under the Code, and changes in local, regional, or general economic conditions. REITs also are subject to default or prepayments by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a

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single type of property. Mortgage REITs may be impacted by the quality of the credit extended. REITs may be more volatile and/or more illiquid than other types of equity securities. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the REIT’s fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats.

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Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors,

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companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its

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investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Jeff Diamond, Portfolio Manager, and Noah Petrucci, Portfolio Manager, head the Fund’s team. Messrs. Diamond and Petrucci joined Lord Abbett in 2007 and 2012, respectively, and have been members of the Fund’s team since 2008 and 2012, respectively. Mr. Petrucci previously was a Portfolio Manager at Columbia Management Investment Advisers, LLC and Columbia Management Advisors, LLC from 2002 to 2012. Messrs. Diamond and Petrucci are jointly and primarily responsible for the day-to-day management of the Fund.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

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0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett was 0.75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor"), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial

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intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

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We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the

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NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many

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foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair

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value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its

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policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to

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prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

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Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more

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than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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MID CAP STOCK PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$23.28	$0.13	$3.69	$3.82	$(0.13)	$(1.45)	$(1.58)
12/31/2015	26.02	0.15	(1.16)	(1.01)	(0.15)	(1.58)	(1.73)
12/31/2014	23.43	0.10	2.60	2.70	(0.11)	–	(0.11)
12/31/2013	18.05	0.10	5.37	5.47	(0.09)	–	(0.09)
12/31/2012	15.86	0.11	2.20	2.31	(0.12)	–	(0.12)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

PROSPECTUS – MID CAP STOCK PORTFOLIO

29

MID CAP STOCK PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:		Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$25.52	16.39	1.17	0.52	$356,563	66.66
12/31/2015	23.28	(3.79)	1.18	0.56	347,526	61.00
12/31/2014	26.02	11.53	1.16	0.40	418,164	58.45
12/31/2013	23.43	30.32	1.14	0.49	437,155	62.17
12/31/2012	18.05	14.55	1.16	0.66	399,199	65.70

PROSPECTUS – MID CAP STOCK PORTFOLIO

30

To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Mid Cap Stock Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-MCVP-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Short Duration Income Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	11
	Principal Investment Strategies	12
	Principal Risks	16
	Additional Operational Risks	26
	Disclosure of Portfolio Holdings	29
	Management and Organization of the Fund	29

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	30
	Purchases and Redemptions	31
	Account Policies	32
	Conflicts of Interest	38
	Distributions and Taxes	38
	Service Arrangements	39

FINANCIAL INFORMATION
	Financial Highlights	40

SHORT DURATION INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.35%

Other Expenses	0.69%

Total Annual Fund Operating Expenses	1.04%

Fee Waiver and/or Expense Reimbursement(1)	(0.24)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.80%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.80%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$82	$307	$551	$1,249

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in various types of short duration debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities of various types. Such investments primarily include:

•	Corporate debt securities of U.S. issuers;
•	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;
•	Mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities;
•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
•	Inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

•	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);
•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;
•	Senior loans, including bridge loans, novations, assignments, and participations; and
•	Convertible securities, including convertible bonds and preferred stocks.

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government or its agencies and instrumentalities. The Fund may, and typically does, invest substantially in commercial mortgage-backed securities (CMBS), including lower rated CMBS.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of CMBS), other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons.

The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Fund evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Fund employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Fund may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

Foreign Currency Risk: The Fund may invest a portion of its assets in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

•

Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

•

Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on the price of shorter-term bonds. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•

Liquidity/Redemption Risk: It may be difficult for the Fund to sell certain securities, including below investment grade securities, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated securities, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Liquidity risk may be magnified in a rising interest

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.
•

Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. The prices of mortgage- and asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Commercial Mortgage-Backed Securities Risk: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

•

Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

•

Inflation-Linked Investments Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and many types of derivatives are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 2nd Q ’16 +1.57%	Worst Quarter 4th Q ’15 -0.38%

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	Life of Class	Inception Date for Performance

Class VC Shares	3.47%	1.56%	4/14/2014

Index

BofA Merrill Lynch 1-3 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	2.39%	1.40%	4/14/2014

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Andrew H. O’Brien, Partner and Portfolio Manager	2014

Robert A. Lee, Partner and Chief Investment Officer	2014

Kewjin Yuoh, Partner and Portfolio Manager	2014

Steven F. Rocco, Partner and Portfolio Manager	2014

Leah G. Traub, Partner and Portfolio Manager	2014

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in various types of short duration debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities of various types. Investment grade debt securities are securities that are rated within the four highest grades assigned by a rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), S&P Global Ratings (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality.

Such investments primarily include:

•	Corporate debt securities of U.S. issuers;
•	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;
•	Mortgage-backed, mortgage-related and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities;
•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; and
•	Inflation-linked investments.

The Fund may invest in TIPS, which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the CPI-U, and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

•	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);
•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;
•	Senior loans, including bridge loans, novations, assignments, and participations; and
•	Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The duration of a security takes into account the expected pattern of all payments of interest and principal on a security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years.

Subject to the limitations above, the Fund may invest in high-yield debt securities. High-yield debt securities are debt securities that are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality. High-yield debt securities typically pay a higher yield than investment grade debt securities, but present greater risks, as discussed below.

The Fund also may invest in debt securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar.

The investment grade and high-yield debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, stripped mortgage-backed securities (SMBS) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage- backed securities, privately issued mortgage-related securities, or securities issued by the U.S. government or its agencies and instrumentalities. The Fund may, and typically does, invest substantially in CMBS, including lower rated CMBS.

The Fund may invest in convertible securities, such as preferred stocks or bonds, which are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula. Convertible securities may provide investors the opportunity to participate in rising markets and potential protection in declining markets.

The Fund may invest in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The interest rates on senior loans periodically are adjusted to a generally recognized base rate such as LIBOR or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

other senior debt securities. This capital structure position generally gives holders of senior loans a priority claim on some or all of the borrower’s assets in the event of default.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging purposes to seek to enhance the Fund’s returns, spreads or gains, or to efficiently invest excess cash or quickly gain market exposure. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of CMBS), other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons. The Fund may engage in derivative transactions on an exchange or in the OTC market. The Fund currently operates pursuant to an exemption from regulation by the Commodity Futures Trading Commission as a commodity pool under the Commodity Exchange Act. The Fund currently intends to limit its investments in derivatives to continue to comply with the conditions of the exemption, but the Fund may be subject to regulation as a commodity pool in the future.

The types of derivative instruments that the Fund may use consist principally of:

•

Futures and Options on Futures. The Fund may enter into futures contracts and options on futures contracts, which involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or the OTC market. The Fund may enter into such contracts as a substitute for taking a position in any underlying asset or to increase returns.

•

Foreign Currency Forward Contracts and Options. The Fund may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. Foreign currency forward contracts also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.

PROSPECTUS – SHORT DURATION INCOME PORTFOLIO

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Options. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies. A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.

The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the Fund of options and options on futures will depend on Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

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Swaps. The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these swap transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. An OTC swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into OTC swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. Certain types of swaps, such as interest rate swaps, are cleared through clearing houses.

The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental

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research. As part of its top-down analysis, the Fund evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Fund employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Fund applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The Fund may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. The Fund will not be required to sell a security that has been downgraded after purchase; however, in these cases, the Fund will monitor the situation to determine whether it is advisable for the Fund to continue to hold the security. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, the Fund’s valuation target for the security, and the impact of the security’s duration on the Fund’s overall duration.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

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The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

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Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

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Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Lower rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

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High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but they have a higher risk of default than investment grade securities, and their prices are much more volatile. The market for high-yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions

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of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities. Below investment grade securities may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade bonds may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds.

The secondary market for high-yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade securities in its portfolio.

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Credit Risk: The value of a security may decline based on adverse conditions of the issuer, such as management performance, financial difficulties, or reduced demand for the goods and services provided by the issuer. As a result, the issuer of a fixed income security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. If an issuer becomes less creditworthy, a debt security may decline in value, even when interest rates are falling. This risk is greatest for high-yield fixed income securities, which have lower credit ratings. Corporate fixed income securities generally are subject to greater credit risk than U.S. Government securities. Although certain U.S. Government securities in

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which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements.
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Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt securities) generally fall. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. To the extent the Fund holds below investment grade fixed income securities, the Fund may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category will shrink or disappear suddenly and without warning as a result of adverse economic, market, or political events, rising interest rates, or adverse investor perceptions, whether or not accurate. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of

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dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

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Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. Government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law, and consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

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Mortgage-Related and Other Asset-Backed Securities Risk: The mortgage- and asset-backed securities in which the Fund invests may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. The prices of mortgage- and asset-backed securities, depending on their structure and the rate of payments, can be volatile. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The payment rate thus will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities generally are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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Commercial Mortgage-Backed Securities (CMBS) Risk: CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property (such as office properties, retail properties,

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hospitality properties, industrial properties, healthcare related properties or other types of income producing real property). Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, which include the risks associated with the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, and the ability of a property to attract and retain tenants. CMBS depend on cash flows generated by underlying commercial real estate loans, receivables, and other assets, and can be significantly affected by changes in market and economic conditions, the availability of information regarding the underlying assets and their structures, and the creditworthiness of the borrowers or tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS issued by private issuers may offer higher yields than CMBS issued by government issuers, but also may be subject to greater volatility than CMBS issued by government issuers. In addition, the CMBS market in recent years has experienced substantially lower valuations and greatly reduced liquidity, and current economic and market conditions suggest that this trend for CMBS may continue. CMBS held by the Fund may be subordinated to one or more other classes of securities of the same series for purposes of, among other things, establishing payment priorities and offsetting losses and other shortfalls with respect to the related underlying mortgage loans. There can be no assurance that the subordination will be sufficient on any date to offset all losses or expenses incurred by the underlying trust.

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Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks. Synthetic convertible securities and convertible structured notes may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities. These factors may cause the Fund to perform poorly compared to other funds, including funds that invest exclusively in fixed income securities. In addition, a convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is

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called for redemption, the Fund will be required to convert the security into the underlying common stock, sell it to a third party, or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

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Inflation-Linked Investments Risk: As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. Although Inflation-Linked Investments are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are

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denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

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Foreign Currency Risk: Investments in foreign currencies or securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions

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include the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. Also, it may be difficult or impractical to hedge currency risk in many emerging market countries.

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Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. The Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by broader interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. In some cases, no active trading market may exist for certain senior loans which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult for the Fund to value senior loans.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely exercise voting and other rights as a holder of loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders.

In certain circumstances, loans may not be considered securities, and in the event of fraud or misrepresentation by a borrower or an arranger, the Fund will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, the Fund generally will rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and many types of derivatives are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract, which could adversely affect the Fund’s performance. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. The Fund’s use of leverage may make the Fund more volatile. The Fund will be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill its requirements to provide asset coverage for derivative transactions. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives. There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging may reduce or eliminate losses, it also may reduce or eliminate gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in such a country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact on the Fund remains unclear. New or additional regulations may be enacted in the future further impacting the Fund. It is possible that government regulation of various types of derivative instruments could potentially limit or restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with

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which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

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Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

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Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them,

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including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

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DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Andrew H. O’Brien, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Brien joined Lord Abbett in and has been a member of the Fund’s team since 1998. Additional members of the Fund’s team are Robert A. Lee, Partner and Chief Investment Officer, Kewjin Yuoh, Partner and Portfolio Manager, Steven F. Rocco, Partner and Portfolio Manager, and Leah G. Traub, Partner and Portfolio Manager. Messrs. Lee, Yuoh, and Rocco and Ms. Traub joined Lord Abbett in 1997, 2010, 2004, and 2007, respectively. Messrs. O’Brien, Lee, Yuoh, and Rocco and Ms. Traub have been members of the Fund’s team since the Fund’s 2014 inception. Messrs. O’Brien, Lee, Yuoh, and Rocco and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

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0.35% on the first $1 billion of average daily net assets;
0.30% on the next $1 billion of average daily net assets; and
0.25% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.10% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial

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intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

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We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the

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NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many

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foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair

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value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its

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policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to

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prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.
•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

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Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more

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than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal periods indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:			Distributions to shareholders from:
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Return of capital	Total distributions

12/31/2016	$14.43	$0.33	$0.19	$0.52	$(0.38)	$–	$(0.38)
12/31/2015	14.72	0.27	(0.21)	0.06	(0.34)	(0.01)	(0.35)
12/31/2014(c)(d)	15.00	0.18	(0.15)	0.03	(0.31)	–	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and date shares first became available to the public was 5/1/2014.
(d)	Net investment income, net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/4/2014 through 4/14/2014.
(e)	Not annualized.
(f)	Total return for the period 4/14/2014 through 12/31/2014 was also 0.22%
(g)	Annualized.

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Financial Highlights (concluded)

				Ratios to Average Net Assets:						Supplemental Data:
	Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$14.57	3.47		0.80		1.04		2.21		$47,219	69.28
12/31/2015	14.43	0.58		0.80		1.45		1.79		21,803	61.27
12/31/2014(c)(d)	14.72	0.22	(e)(f)	0.80	(g)	2.02	(g)	1.61	(g)	7,680	102.97	(e)

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Short Duration Income Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-CDG-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Total Return Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	10
	Principal Investment Strategies	11
	Principal Risks	15
	Additional Operational Risks	23
	Disclosure of Portfolio Holdings	26
	Management and Organization of the Fund	26

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	27
	Purchases and Redemptions	28
	Account Policies	29
	Conflicts of Interest	35
	Distributions and Taxes	35
	Service Arrangements	36

FINANCIAL INFORMATION
	Financial Highlights	37

TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.45%

Other Expenses	0.44%

Total Annual Fund Operating Expenses	0.89%

Fee Waiver and/or Expense Reimbursement(1)	(0.25)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.64%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.64%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$65	$259	$469	$1,073

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 443.36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund pursues its investment objective by investing primarily in investment grade debt (or fixed income) securities. The Fund may invest up to 20% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). The Fund may invest in debt securities issued by non-U.S. entities but denominated in U.S. dollars, and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. The Fund may invest up to 20% of its net assets in debt securities that are denominated in foreign currencies.

The Fund generally may invest in the following types of debt securities:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
•	Corporate debt securities;
•	Mortgage-backed, mortgage-related, and other asset-backed securities;
•	Inflation-linked investments; and
•	Senior loans, including bridge loans, novations, assignments, and participations. The Fund may invest up to 10% of its net assets in floating or adjustable rate senior loans.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average duration range within two years of the U.S. bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index (which was approximately 5.987 years as of February 13, 2017). The

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duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of commercial mortgage-backed securities (CMBS)), other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons.

The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Fund evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Fund employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Fund may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you

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paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

•

Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

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•

Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on the price of shorter-term bonds. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•

Liquidity/Redemption Risk: It may be difficult for the Fund to sell certain securities, including below investment grade securities, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated securities, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

•

Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support.

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•

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. The prices of mortgage- and asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Inflation-Linked Investments Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Foreign Currency Risk: The Fund may invest a portion of its assets in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

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•

Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

•

Derivatives Risk: Loss may result from the Fund’s investments in futures contracts, inverse floaters, and other derivative instruments. These instruments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income. Losses also may arise from the failure of a derivative counterparty to meet its contractual obligations. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs and reduced investment performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

Bar Chart (per calendar year) — Class VC Shares

Best Quarter 3rd Q ’11 +3.68%	Worst Quarter 2nd Q ’13 -2.56%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	Life of Class	Inception Date for Performance

Class VC Shares	4.26%	3.03%	4.30%	4/30/2010

Index

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	3.91%	2.78%	3.76%	4/30/2010

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	3.37%	4/30/2010

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

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Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Kewjin Yuoh, Partner and Portfolio Manager	2010

Robert A. Lee, Partner and Chief Investment Officer	2010

Andrew H. O’Brien, Partner and Portfolio Manager	2010

Steven F. Rocco, Partner and Portfolio Manager	2010

Leah G. Traub, Partner and Portfolio Manager	2010

PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund pursues its investment objective by investing primarily in investment grade debt (or fixed income) securities. Investment grade debt securities are securities that are rated within the four highest grades assigned by a rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), S&P Global Ratings (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality. The Fund may invest in corporate debt securities, as well as securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). High-yield debt securities are debt securities that are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality. High-yield debt securities typically pay a higher yield than investment grade debt securities, but present greater risks, as discussed below.

The Fund also may invest in debt securities issued by non-U.S. entities but denominated in U.S. dollars, and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. The Fund may invest up to 20% of its net assets in debt securities that are denominated in foreign currencies.

The investment grade and high-yield securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, stripped mortgage-backed securities (SMBS) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities.

The Fund may invest in TIPS, which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI-U, and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund may invest up to 10% of its net assets in floating or adjustable rate senior loans, including bridge loans, novations, assignments, and participations. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The interest rates on senior loans periodically are adjusted to a generally recognized base rate such as LIBOR or the prime rate as set by the Federal Reserve. Senior loans typically are

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secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. This capital structure position generally gives holders of senior loans a priority claim on some or all of the borrower’s assets in the event of default.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging purposes to seek to enhance the Fund’s returns, spreads or gains, or to efficiently invest excess cash or quickly gain market exposure. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of CMBS), other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons. The Fund may engage in derivative transactions on an exchange or in the OTC market. The Fund currently operates pursuant to an exemption from regulation by the Commodity Futures Trading Commission as a commodity pool under the Commodity Exchange Act. The Fund currently intends to limit its investments in derivatives to continue to comply with the conditions of the exemption, but the Fund may be subject to regulation as a commodity pool in the future.

The types of derivative instruments that the Fund may use consist principally of:

•

Futures and Options on Futures. The Fund may enter into futures contracts and options on futures contracts, which involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or the OTC market. The Fund may enter into such contracts as a substitute for taking a position in any underlying asset or to increase returns.

•

Foreign Currency Forward Contracts and Options. The Fund may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. Foreign currency forward contracts also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.

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•

Options. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies. A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.

The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the Fund of options and options on futures will depend on Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

•

Swaps. The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these swap transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. An OTC swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into OTC swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. Certain types of swaps, such as interest rate swaps, are cleared through clearing houses.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these

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payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point. Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index (which was approximately 5.987 years as of February 13, 2017).

The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Fund evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Fund employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Fund applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The Fund may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. The Fund will not be required to sell a security that has been downgraded after purchase; however, in these cases, the Fund will monitor the situation to determine whether it is advisable for the Fund to continue to hold the security. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security, and the impact of the security’s duration on the Fund’s overall duration.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These

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investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

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•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

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High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but they have a higher risk of default than investment grade securities, and their prices are much more volatile. The market for high-yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities. Below investment grade securities may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade bonds may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds.

The secondary market for high-yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These

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factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade securities in its portfolio.

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Credit Risk: The value of a security may decline based on adverse conditions of the issuer, such as management performance, financial difficulties, or reduced demand for the goods and services provided by the issuer. As a result, the issuer of a fixed income security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. If an issuer becomes less creditworthy, a debt security may decline in value, even when interest rates are falling. This risk is greatest for high-yield fixed income securities, which have lower credit ratings. Corporate fixed income securities generally are subject to greater credit risk than U.S. Government securities. Although certain U.S. Government securities in which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements.

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Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt securities) generally fall. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. To the extent the Fund holds below investment grade fixed income securities, the Fund may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular

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investment category will shrink or disappear suddenly and without warning as a result of adverse economic, market, or political events, rising interest rates, or adverse investor perceptions, whether or not accurate. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

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Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. Government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law, and consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

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Mortgage-Related and Other Asset-Backed Securities Risk: The mortgage- and asset-backed securities in which the Fund invests may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. The prices of mortgage- and asset-backed securities, depending on their structure and the rate of payments, can be volatile. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other

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fixed income securities. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The payment rate thus will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities generally are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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Inflation-Linked Investments Risk: As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. Although Inflation-Linked Investments are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries,

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expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non- emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

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•

Foreign Currency Risk: Investments in foreign currencies or securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. Also, it may be difficult or impractical to hedge currency risk in many emerging market countries.

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Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. The Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by broader interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. In some cases, no active trading market may exist for certain senior loans which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult for the Fund to value senior loans.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take longer to settle. This extended settlement process can (i) increase the counterparty risk borne by the Fund; (ii) leave the Fund unable to timely exercise voting and other rights as a holder of loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders.

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In certain circumstances, loans may not be considered securities, and in the event of fraud or misrepresentation by a borrower or an arranger, the Fund will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, the Fund generally will rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and many types of derivatives are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract, which could adversely affect the Fund’s performance. Central clearing of derivatives is intended to decrease counterparty risk but does not make these transactions risk-free.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. The Fund’s use of leverage may make the Fund more volatile. The Fund will be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill its requirements to provide asset coverage for derivative transactions. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives. There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging may reduce or eliminate losses, it also may reduce or eliminate gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in such a country or otherwise subject to that

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country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact on the Fund remains unclear. New or additional regulations may be enacted in the future further impacting the Fund. It is possible that government regulation of various types of derivative instruments could potentially limit or restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example in the prospectus and shareholder reports, but they can reduce the Fund’s investment performance. The Financial Highlights table at the end of the prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

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Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been

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identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

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Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

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Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects

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on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and

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achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Kewjin Yuoh, Partner and Portfolio Manager, heads the Fund’s team. Mr. Yuoh joined Lord Abbett in 2010. Additional members of the Fund’s team are Robert A. Lee, Partner and Chief Investment Officer, Andrew H. O’Brien, Partner and Portfolio Manager, Steven F. Rocco, Partner and Portfolio Manager, and Leah G. Traub, Partner and Portfolio Manager. Messrs. Lee, O’Brien, and Rocco and Ms. Traub joined Lord Abbett in 1997, 1998, 2004, and 2007, respectively. Messrs. Yuoh, Lee, O’Brien, and Rocco and Ms. Traub have been members of the Fund’s team since its 2010 inception. Messrs. Yuoh, Lee, O’Brien, and Rocco and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

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Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.45% on the first $1 billion of average daily net assets;
0.40% on the next $1 billion of average daily net assets; and
0.35% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.20% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”), unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s

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participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

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You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

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Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early,

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or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund

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also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

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Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the

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investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.

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•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

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In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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TOTAL RETURN PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment Operations:			Distributions to shareholders from:
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$16.25	$0.36	$0.31	$0.67	$(0.44)	$(0.06)	$(0.50)
12/31/2015	16.85	0.36	(0.47)	(0.11)	(0.47)	(0.02)	(0.49)
12/31/2014	16.22	0.32	0.66	0.98	(0.32)	(0.03)	(0.35)
12/31/2013	16.73	0.29	(0.47)	(0.18)	(0.32)	(0.01)	(0.33)
12/31/2012	16.06	0.31	0.78	1.09	(0.30)	(0.12)	(0.42)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

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TOTAL RETURN PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$16.42	4.26	0.64	0.89	2.16	$447,115	443.36
12/31/2015	16.25	(0.66)	0.64	0.89	2.11	390,155	431.81
12/31/2014	16.85	6.08	0.64	0.90	1.87	317,732	466.40
12/31/2013	16.22	(1.10)	0.64	0.95	1.74	147,670	625.23
12/31/2012	16.73	6.82	0.64	1.16	1.85	50,239	588.93

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Total Return Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-TR-1 (5/17)

Investment Company Act File Number: 811-05876

Lord Abbett Series Fund
Value Opportunities Portfolio

PROSPECTUS

MAY 1, 2017

Class VC
No ticker

This Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies. The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

MORE INFORMATION ABOUT THE FUND
	Investment Objective	9
	Principal Investment Strategies	9
	Principal Risks	10
	Additional Operational Risks	15
	Disclosure of Portfolio Holdings	17
	Management and Organization of the Fund	17

INFORMATION FOR MANAGING YOUR FUND ACCOUNT
	Financial Intermediary Compensation	19
	Purchases and Redemptions	20
	Account Policies	21
	Conflicts of Interest	27
	Distributions and Taxes	27
	Service Arrangements	28

FINANCIAL INFORMATION
	Financial Highlights	29

VALUE OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of variable annuity contracts or variable life insurance policies (together, “Variable Contracts”). If such fees and expenses were reflected, expenses shown would be higher.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	VC Shares

Management Fees	0.75%

Other Expenses	14.49%

Total Annual Fund Operating Expenses	15.24%

Fee Waiver and/or Expense Reimbursement(1)	(14.14)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.10%

(1)

For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.10%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect Variable Contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years

VC Shares	$112	$2,963	$5,260	$9,235

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund’s assets may be invested in companies of any size. The Fund may change this policy at any time. The Fund attempts to invest in companies it believes have been undervalued by the market and whose securities are selling at reasonable prices in relation to an assessment of their potential or intrinsic value. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company’s stock price.

The Fund may invest in U.S. and up to 10% of its net assets in foreign companies. Foreign companies include emerging market companies and American depositary receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of small and mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Mid-sized and small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500™ Index.

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•

Value companies that Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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•

Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and smaller companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized and smaller company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of mid-sized and smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than

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securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class VC shares from calendar year to calendar year. This chart does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower.

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Bar Chart (per calendar year) — Class VC Shares

Best Quarter 4th Q ’11 +16.69%	Worst Quarter 3rd Q ’11 -23.37%

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund.

Average Annual Total Returns (for the periods ended December 31, 2016)

Class	1 Year	5 Years	Life of Class	Inception Date for Performance

Class VC Shares	17.02%	13.85%	11.13%	4/30/2010

Index

Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)	17.59%	14.54%	11.99%	4/30/2010

Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	25.20%	15.04%	11.73%	4/30/2010

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since

Thomas B. Maher, Partner and Portfolio Manager	2010

Justin C. Maurer, Partner and Portfolio Manager	2010

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PURCHASE AND SALE OF FUND SHARES

Because the Fund serves as an underlying investment vehicle for Variable Contracts, Fund shares currently are available only to certain insurance company separate accounts at net asset value (“NAV”).

On February 16, 2017, the Board of Directors of Lord Abbett Series Fund, Inc. approved a plan of liquidation (the “Plan”) pursuant to which the Fund will be liquidated and dissolved. It is anticipated that the liquidation and dissolution of the Fund will be completed by June 30, 2017 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the NAV of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the Fund’s expenses and liabilities have been paid or otherwise provided for as directed by the Plan.

At any time before the Liquidation Date, shareholders may redeem their Fund shares at the NAV of such shares pursuant to the procedures set forth under “Purchases and Redemptions” in the prospectus. As stated in the prospectus, Fund shares are not offered directly to the public. Rather, Fund shares are offered only to separate accounts of certain insurance companies. Variable contract owners may not purchase or redeem Fund shares directly and should contact their insurance company for information on how the liquidation of the Fund will impact them.

In connection with the liquidation of the Fund, the Fund no longer will accept purchase orders or exchange requests.

TAX INFORMATION

For information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES

The Fund and its related companies may make payments to the sponsoring insurance company, its affiliates, or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your insurance company’s or financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund’s assets may be invested in companies of any size. The Fund may change this policy at any time.

Small and mid-sized companies are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500™ Index, a widely used benchmark for small and mid-sized stock performance. The market capitalization range of the Russell 2500™ Index as of June 30, 2016, following its most recent annual reconstitution, was approximately $56 million to $10.5 billion. This range varies daily.

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

The Fund attempts to invest in smaller, less well-known companies and mid-sized companies that the investment team believes have been undervalued by the market and whose securities are selling at reasonable prices in relation to an assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company’s stock price.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and ADRs. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. Foreign

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securities may be denominated in the U.S. dollar or other currencies. The Fund may invest without limitation in securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

The Fund selects stocks using:

•

Quantitative research to identify stocks the Fund believes represent the best bargains. As part of this process, the Fund may look at the price of a company’s stock in relation to the company’s book value, its sales, the value of its assets, its earnings and cash flow.

•	Fundamental research to evaluate a company’s operating environment, resources, and strategic plans and to assess its prospects for exceeding earnings expectations.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable results.

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The principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Prices of equity securities tend to rise and fall more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Equity Securities Risk: Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority

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when liquidation, bankruptcy, and dividend payments are made. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

•

Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. Mid-sized and smaller companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid- sized and smaller companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized and smaller company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Although investing in mid-sized and smaller companies offers potential for above-average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Moreover, different investment styles may shift in and out of favor, depending on market and economic conditions as well as investor sentiment, which may cause the Fund to underperform other funds that employ a different or more diversified style.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations (including limitations on currency movements and exchanges), the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Investments in foreign companies also may be adversely affected by governmental actions such as the nationalization of companies or industries, expropriation of assets, or confiscatory taxation. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. These and other factors can materially adversely affect the prices of securities the Fund holds, impair the Fund’s ability to buy or sell securities at their desired price or time, or otherwise adversely affect the Fund’s operations. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with

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foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that are principally traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to heightened risks compared to its investments in developed market companies. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

•

Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, extended vacancies, failure to collect rents, the ability of the company to finance property purchases and renovations, changes to the tax laws, failure by the REIT to qualify for favorable tax treatment under the Code, and changes in local, regional, or general economic conditions. REITs also are subject to default or prepayments by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended. REITs may be more volatile and/or more illiquid than other types of equity securities. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the REIT’s fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by events relating to the issuer of the securities, market events, economic conditions, a drop in overall market trading volume, an inability to

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find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ADDITIONAL OPERATIONAL RISKS

In addition to the principal investment risks described above, the Fund also may be subject to certain operational risks, including:

•

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, Lord, Abbett & Co. LLC (“Lord Abbett”) and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of Lord Abbett, other service providers, or issuers of securities in which Lord Abbett invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While Lord Abbett has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cybersecurity incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cybersecurity threats. Furthermore, Lord Abbett cannot control the cybersecurity systems of third party service providers or issuers. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by Lord Abbett separately or required by law, Lord Abbett is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

•

Large Shareholder Risk: To the extent a large number of shares of the Fund is held by a single shareholder or group of related shareholders (e.g., an institutional investor or multiple accounts advised by a common adviser) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. These

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transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization.

•

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by Lord Abbett and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for the Fund or share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•

Market Disruption and Geopolitical Risk: Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks or natural disasters could result in unplanned or significant securities market closures. Securities markets also may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets, increase overall market volatility or reduce the value of investments traded in them, including investments of the Fund. Instances of fraud and other deceptive practices committed by senior management of certain companies in which the Fund invests may undermine Lord Abbett’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. Financial fraud also may impact the rates or indices underlying the Fund’s investments.

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While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in the “Principal Risks” section of the prospectus will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing their investment strategies and achieving their investment objectives. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the SAI. Further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers

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who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Investment Adviser. The Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $138.5 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.6 billion for which Lord Abbett provides investment models to managed account sponsors as of February 28, 2017.

Portfolio Managers. The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Thomas B. Maher, Partner and Portfolio Manager and Justin C. Maurer, Partner and Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Maher joined Lord Abbett in 2003 and has been a member of the team since the Fund’s inception. Mr. Maurer joined Lord Abbett in 2001 and has been a member of the team since the Fund’s inception.

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly as calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended December 31, 2016, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval generally is available in the Fund’s annual report to shareholders for the fiscal year ended December 31st.

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FINANCIAL INTERMEDIARY COMPENSATION

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor LLC, the Fund’s principal underwriter (“Lord Abbett Distributor”) unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

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In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

PURCHASES AND REDEMPTIONS

The Fund offers in this prospectus, at NAV, one class of shares named Variable Contract Class, which is referred to in this prospectus as Class VC. Shares of the Fund are not offered directly to the public. Rather, shares of the Fund currently are offered only to separate accounts of certain insurance companies. These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

On February 16, 2017, the Board of Directors of Lord Abbett Series Fund, Inc. approved a plan of liquidation (the “Plan”) pursuant to which the Fund will be liquidated and dissolved. It is anticipated that the liquidation and dissolution of the Fund will be completed by June 30, 2017 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the NAV of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the Fund’s expenses and liabilities have been paid or otherwise provided for as directed by the Plan.

At any time before the Liquidation Date, shareholders may redeem their Fund shares at the NAV of such shares pursuant to the procedures set forth under “Purchases and Redemptions” in the prospectus. As stated in the prospectus, Fund shares are not offered directly to the public. Rather, Fund shares are

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offered only to separate accounts of certain insurance companies. Variable contract owners may not purchase or redeem Fund shares directly and should contact their insurance company for information on how the liquidation of the Fund will impact them.

In connection with the liquidation of the Fund, the Fund no longer will accept purchase orders or exchange requests.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s investment team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

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Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. This may allow significant events, including broad market moves that occur in the interim, to affect the values of non-U.S. securities and U.S. fixed income securities held by the Fund. These timing differences may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of non-U.S. securities and U.S. fixed-income securities that are determined before the Fund calculates its NAV per share. For more information, please see the section “Excessive Trading and Market Timing” below.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early,

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or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund

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also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Financial intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

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Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. These difficulties may be magnified by the nature of the Fund serving as an investment vehicle for variable products, which may have their own frequent trading policies, which policies may be inconsistent with the Fund’s policies. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the

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investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.
•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.

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•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

CONFLICTS OF INTEREST

As discussed above, shares of the Fund offered in this prospectus currently are available only to separate accounts of certain insurance companies. Although the Fund currently does not anticipate any disadvantages to Variable Contract owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict arises, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income at least semiannually and to distribute any net capital gains annually. Holders of Variable Contracts may qualify for favorable tax treatment with respect to such contracts. For additional information about the federal income tax treatment of Fund distributions to the insurance company separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Code. As such, the Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As long as the Fund meets such requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that it timely distributes.

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In order for Holders of Variable Contracts to receive the favorable tax treatment available with respect to Variable Contracts, certain diversification and investor control requirements must be met. The Fund intends to comply with these diversification and investor control requirements. To satisfy the diversification requirements contained in Section 817(h) of the Code and Treasury regulations thereunder, the Fund generally either (1) will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers or (2) will be required to meet an alternate safe harbor diversification test. If the Fund were to fail to satisfy one of these diversification requirements on the last day of any quarter of a calendar year or if Variable Contract owners were determined to have an impermissible level of “investor control” over the investment options underlying Variable Contracts, owners of Variable Contracts that are invested in shares in the Fund could become subject to current federal taxation at ordinary income rates with respect to any income accrued under the Variable Contract for the current and all prior taxable years. For more specific information on the diversification requirements applicable to Variable Contracts, see the SAI.

Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICE ARRANGEMENTS

Certain insurance companies will be compensated by the Fund up to 0.25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain Variable Contract owners’ accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners’ inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxy materials, shareholder reports and annual and semiannual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to provide such services under federal and state statutes, rules and regulations.

The Fund also may compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund’s performance for the fiscal years indicated. “Total Return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions. Total Return does not reflect the sales charges or other expenses of Variable Contracts. If those sales charges and expenses were reflected, returns would be lower. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Financial statements and the report of the independent registered public accounting firm thereon appear in the 2016 annual report to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

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VALUE OPPORTUNITIES PORTFOLIO

Financial Highlights

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment operations:				Distributions to shareholders from:
		Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gain	Total distributions

12/31/2016	$18.50	$0.06		$3.09	$3.15	$(0.05)	$(1.24)	$(1.29)
12/31/2015	19.66	–	(c)	(0.49)	(0.49)	(0.01)	(0.66)	(0.67)
12/31/2014	21.09	0.02		1.83	1.85	(0.02)	(3.26)	(3.28)
12/31/2013	17.02	0.03		6.56	6.59	(0.09)	(2.43)	(2.52)
12/31/2012	15.38	0.04		1.64	1.68	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

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VALUE OPPORTUNITIES PORTFOLIO

Financial Highlights (concluded)

			Ratios to Average Net Assets:			Supplemental Data:
	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

12/31/2016	$20.36	17.02	1.10	15.24	0.32	$410	43.18
12/31/2015	18.50	(2.53)	1.10	15.21	0.01	357	55.58
12/31/2014	19.66	8.92	1.10	14.53	0.10	379	72.37
12/31/2013	21.09	38.82	1.10	23.61	0.14	318	65.96
12/31/2012	17.02	10.92	1.10	28.69	0.28	229	62.36

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To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.

By mail. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

This prospectus is intended for use in connection with a Variable Contract. More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year. The reports are available free of charge, at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (or legally considered part of) this prospectus. The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Series Fund, Inc.
 Value Opportunities Portfolio

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LASF-VO-1 (5/17)

Investment Company Act File Number: 811-05876

LORD ABBETT

Statement of Additional Information	May 1, 2017

LORD ABBETT SERIES FUND, INC.

Fund	Class	Ticker
Bond Debenture Portfolio	VC	N/A
Calibrated Dividend Growth Portfolio	VC	N/A
Classic Stock Portfolio	VC	N/A
Developing Growth Portfolio	VC	N/A
Fundamental Equity Portfolio	VC	N/A
Growth and Income Portfolio	VC	N/A
Growth Opportunities Portfolio	VC	N/A
International Core Equity Portfolio	VC	N/A
International Opportunities Portfolio	VC	N/A
Mid Cap Stock Portfolio	VC	N/A
Short Duration Income Portfolio	VC	N/A
Total Return Portfolio	VC	N/A
Value Opportunities Portfolio	VC	N/A

This statement of additional information (“SAI”) is not a prospectus. A prospectus may be obtained from your financial intermediary or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the prospectuses for Lord Abbett Series Fund, Inc. (the “Company”) dated May 1, 2017. Certain capitalized terms used throughout this SAI are defined in each Fund’s prospectus.

Each Fund’s audited financial statements are incorporated into this SAI by reference to each Fund’s 2016 annual report. Each Fund’s annual and semiannual reports to shareholders are available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your financial intermediary.

TABLE OF CONTENTS
PAGE
1.	Fund History	1-1
2.	Investment Policies	2-1
3.	Management of the Fund	3-1
4.	Control Persons and Principal Holders of Securities	4-1
5.	Investment Advisory and Other Services	5-1
6.	Brokerage Allocation and Other Practices	6-1
7.	Classes of Shares	7-1
8.	Purchases, Redemptions, Pricing, and Payments to Dealers	8-1
9.	Taxation of the Fund	9-1
10.	Underwriter	10-1
11.	Financial Statements	11-1
Appendix A – Fund Portfolio Information Recipients		A-1
Appendix B – Proxy Voting Policies and Procedures		B-1
Appendix C – Description of Corporate Bond Ratings		C-1

1.

Fund History

The Company was incorporated under Maryland law in 1989. The Company has 1,300,000,000 shares of authorized capital stock, $0.001 par value. The Company has thirteen funds, series, or portfolios, which are described in this SAI: Bond-Debenture Portfolio (“Bond Debenture Portfolio”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth Portfolio”), Classic Stock Portfolio (“Classic Stock Portfolio”), Developing Growth Portfolio (“Developing Growth Portfolio”), Fundamental Equity Portfolio (“Fundamental Equity Portfolio”), Growth and Income Portfolio (“Growth and Income Portfolio”), Growth Opportunities Portfolio (“Growth Opportunities Portfolio”), International Core Equity Portfolio (“International Core Equity Portfolio”), International Opportunities Portfolio (“International Opportunities Portfolio”), Mid Cap Stock Portfolio (“Mid Cap Stock Portfolio”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return Portfolio”), and Value Opportunities Portfolio (“Value Opportunities Portfolio”) (each individually a “Fund” or, collectively, the “Funds”). Each Fund is a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). Growth and Income Portfolio has two classes of shares -- Variable Contract Class (“Class VC”) and Pension Class. Each other Fund has only one class of shares, which for purposes of this SAI and each Fund’s prospectus is also called Class VC. Only Class VC shares of each Fund are offered pursuant to this SAI. The Company’s Board of Directors (the “Board”) will allocate the authorized shares of capital stock among the Funds and classes from time to time.

Calibrated Dividend Growth Portfolio formerly was known as Capital Structure Portfolio and changed its name effective September 26, 2012.

On February 16, 2017, the Board approved a plan of liquidation (the “Plan”) pursuant to which the Value Opportunities Portfolio will be liquidated and dissolved. It is anticipated that the liquidation and dissolution of the Value Opportunities Portfolio will be completed by June 30, 2017 (the “Liquidation Date”). Any Value Opportunities Portfolio shares outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value (“NAV”) of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the Value Opportunities Portfolio’s expenses and liabilities have been paid or otherwise provided for as directed by the Plan.

At any time before the Liquidation Date, shareholders may redeem their shares at the NAV of such shares pursuant to the procedures set forth under “Purchases and Redemptions” in the prospectus. As stated in the prospectus, Value Opportunities Portfolio shares are not offered directly to the public. Rather, shares are offered only to separate accounts of certain insurance companies. Variable contract owners may not purchase or redeem Value Opportunities Portfolio shares directly and should contact their insurance company for information on how the liquidation of the Value Opportunities Portfolio will impact them.

In connection with the liquidation of the Fund, the Fund no longer will accept purchase orders or exchange requests.

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2.

Investment Policies

Fundamental Investment Restrictions.

Each Fund’s investment objective cannot be changed without the approval of a “majority of the Fund’s outstanding shares.”(1) Each Fund also is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Growth and Income Portfolio. Growth and Income Portfolio is subject to the following fundamental investment restrictions.

The Fund may not:

(1)	sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities;

(2)	buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below;

(3)	borrow money, except that (i) it may borrow from banks (as defined in the Act)(2) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the extent permitted by applicable law,(3) and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(4)	invest in securities or other assets not readily marketable at the time of purchase or subject to legal or contractual restrictions on resale except as described under “Restricted or Not Readily Marketable Securities for Growth and Income Portfolio” below;

(5)	act as underwriter of securities issued by others, unless it is deemed to be one in selling a portfolio security requiring registration under the Securities Act of 1933, such as those described under “Restricted or Not Readily Marketable Securities for Growth and Income Portfolio” below;

(6)	make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(7)	pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options;(4)

(1) A “majority of a Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

(2) As such term is defined in Section 2(a)(5) of the Act.

(3) U.S. Securities and Exchange Commission (“SEC”) staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(4) Current federal securities laws prohibit the Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction, the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

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(8)	buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests;

(9)	invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years’ continuous operation;

(10)	buy securities if the purchase would then cause the Fund to have more than (i) 5% of its gross assets,(5) at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities;

(11)	buy voting securities if the purchase would then cause the Fund to own more than 10% of the outstanding voting stock of any one issuer;

(12)	own securities in a company when any of its officers, directors, or security holders is an officer or director of the Fund or an officer, director, or partner of the Investment Manager or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities;

(13)	concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes;

(14)	buy securities from or sell securities to the Fund’s officers, directors, or employees, or to the Investment Manager or sub-adviser or to their partners, directors, and employees; or

(15)	issue senior securities to the extent such issuance would violate applicable law.(6)

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the third fundamental investment restriction with which the Fund must comply on a continuous basis.

Bond Debenture Portfolio, Calibrated Dividend Growth Portfolio, Classic Stock Portfolio, Developing Growth Portfolio, Fundamental Equity Portfolio, Growth Opportunities Portfolio, International Core Equity Portfolio, International Opportunities Portfolio, Mid Cap Stock Portfolio, Short Duration Income Portfolio, Total Return Portfolio, and Value Opportunities Portfolio.

Bond Debenture Portfolio, Calibrated Dividend Growth Portfolio, Classic Stock Portfolio, Developing Growth Portfolio, Fundamental Equity Portfolio, Growth Opportunities Portfolio, International Core Equity Portfolio, International Opportunities Portfolio, Mid Cap Stock Portfolio, Short Duration Income Portfolio, Total Return Portfolio, and Value Opportunities Portfolio are each subject to the following fundamental investment restrictions.

Each Fund may not:

(1)	borrow money, except that (i) it may borrow from banks (as defined in the Act)(7) in amounts up to 33⅓% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the

(5) For purposes of this fundamental investment restriction, the term “gross assets” means “total assets.”

(6) Current federal securities laws prohibit the Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33⅓% of its total assets (including the amount borrowed).

(7) The term “bank” is defined in Section 2(a)(5) of the Act.

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extent permitted by applicable law,(8) and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(2)	pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law);(9)

(3)	engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)	make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(5)	buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)	with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 10% of the voting securities of such issuer;(10)

(7)	invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

(8)	issue senior securities to the extent such issuance would violate applicable law.(11)

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first fundamental investment restriction, with which the Funds must comply on a continuous basis. For purposes of these restrictions, the Funds do not consider mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, as representing interests in any particular industry or group of industries.

Non-Fundamental Investment Restrictions.

All Funds.

Each Fund is subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

(8) U.S. Securities and Exchange Commission (“SEC”) staff guidance currently prohibits each Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(9) Current federal securities laws prohibit each Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction, the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

(10) For purposes of this fundamental investment restriction, the term “gross assets” means “total assets.”

(11) Current federal securities laws prohibit each Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that a Fund may borrow money from banks in amounts of up to 33⅓% of its total assets (including the amount borrowed

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Each Fund may not:

(1)	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)	invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for Growth and Income Portfolio, which shall not invest more than 5%, in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933, as amended (“Rule 144A”), determined by Lord, Abbett & Co. LLC (“Lord Abbett”) to be liquid, subject to the oversight of the Board;

(3)	(with the exception of Short Duration Income Portfolio) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law;(12) Short Duration Income Portfolio may not invest in securities issued by other investment companies except to the extent permitted by applicable law. Short Duration Income Portfolio may not, however, rely on Section 12(d)(1)(F) and 12(d)(1)(G) of the Act;

(4)	(with the exception of Classic Stock Portfolio, Developing Growth Portfolio, International Core Equity Portfolio, Total Return Portfolio, and Value Opportunities Portfolio) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of its total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or NYSE MKT LLC or a major foreign exchange);

(5)	(with the exception of Classic Stock Portfolio) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

(6)	write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its prospectus and SAI, as they may be amended from time to time; or

(7)	buy from or sell to any of the Company’s officers, directors, trustees, employees, or its investment adviser or any of the adviser’s officers, partners, or employees, any securities other than shares of the Company.

Compliance with these non-fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the second and fourth non-fundamental investment restrictions, with which the applicable Fund must comply at the time of purchase. A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percentage of its assets invested in illiquid securities in an orderly fashion.

Portfolio Turnover Rate. For each of the fiscal years ended December 31, 2016 and 2015, the portfolio turnover rates for each Fund were as follows:

Fund	2016	2015
Bond Debenture Portfolio	120.09%	116.08%
Calibrated Dividend Growth Portfolio	75.49%	69.61%
Classic Stock Portfolio	100.02%	100.46%
Developing Growth Portfolio	222.26%	196.74%
Fundamental Equity Portfolio	131.92%	135.25%
Growth and Income Portfolio	97.53%	105.13%
Growth Opportunities Portfolio	155.06%	125.17%

(12) Under current federal securities laws, no Fund may acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies. (These percentage limitations may not apply to each Fund’s investments in money market funds.)

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Fund	2016	2015
International Core Equity Portfolio	190.31%	59.93%
International Opportunities Portfolio	84.36%	87.07%
Mid Cap Stock Portfolio	66.66%	61.00%
Short Duration Income Portfolio	69.28%	61.27%
Total Return Portfolio	443.36%	431.81%
Value Opportunities Portfolio	43.18%	55.58%

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that each Fund may use and some of the risks associated with some investments and techniques. The composition of a Fund’s portfolio and the investments and techniques that a Fund uses in seeking its investment objective and employing its investment strategies will vary over time. Each Fund may use each of the investments and techniques described below at all times, at some times, or not at all.

Average Duration. Short Duration Income Portfolio and Total Return Portfolio each normally maintain the duration of its debt security portfolio within a certain range, as detailed in the Funds’ prospectuses. Duration incorporates the bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration allows an investment adviser to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a Fund’s portfolio of bonds. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations, and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility.

Some securities may have periodic interest rate adjustments based upon an index such as the 90-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security’s price. With respect to securities with an interest rate adjustment period of one year or less, the Funds will, when determining average-weighted duration, treat such a security’s maturity as the amount of time remaining until the next interest rate adjustment.

Instruments such as securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns and therefore have a shorter duration than would be implied by their stated final maturity. For purposes of determining each Fund’s average maturity, the maturities of such securities will be calculated based upon the issuing agency’s payment factors using industry-accepted valuation models.

Borrowing Money. Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” In addition, as described more fully below under “Interfund Lending,” each Fund may borrow from certain other Lord Abbett funds in interfund lending transactions. If a Fund borrows money and experiences a decline in its net asset value (“NAV”), the borrowing will increase the effect of its losses on the value of the Fund’s shares. A Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Brady Bonds. International Core Equity Portfolio and International Opportunities Portfolio each may invest in so-called “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds were issued by Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, the Philippines, Poland, and Uruguay, and may be issued by other emerging countries. Beginning in the early 2000s, certain countries began retiring their Brady Bonds, including Brazil, Colombia, Mexico, the Philippines, and Venezuela.

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Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and currently are actively traded in the over-the-counter (“OTC”) secondary market for debt instruments. Certain Brady Bonds are collateralized in full as to principal due at maturity by zero coupon obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities having the same maturity (“Collateralized Brady Bonds”). Brady Bonds are not, however, considered to be U.S. Government securities. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default.

Interest payments on dollar-denominated Collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds often are viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In the event of a default with respect to Collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries, such as Latin American countries, that issue Brady Bonds, investments in Brady Bonds should be viewed as speculative. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Cash Management Practices. Each Fund receives cash as a result of investments in the Fund’s shares from the sale of the Fund’s investments and from any income or dividends generated by its portfolio investments. The Funds may handle that cash in different ways. Each Fund may maintain a cash balance pending investments in other securities, payment of dividends or redemptions, or in other circumstances where the Fund’s portfolio management team believes additional liquidity is necessary or advisable. To the extent that a Fund maintains a cash balance, that portion of the Fund’s portfolio will not be exposed to the potential returns (positive or negative) of the market in which the Fund typically invests. Each Fund may invest its cash balance in short-term investments, such as repurchase agreements.

Consistent with its investment objective, policies, and restrictions, however, each Fund also may invest in securities, such as exchange traded funds, or derivatives, such as index futures, related to its cash balance. For example, each Fund may buy index futures with an aggregate notional amount that approximately offsets its cash balance to efficiently provide investment exposure while maintaining liquidity or accumulating cash pending purchases of individual securities. In addition, each Fund may buy or sell futures contracts in response to purchases or redemptions of Fund shares in order to maintain market exposure consistent with the Fund’s investment objective and strategies. When investing in this manner, a Fund may maintain a net short position with respect to futures, but would segregate liquid assets to cover its net payment obligations.

These cash management practices are ancillary to, and not part of, each Fund’s principal investment strategies. As such, the Funds do not intend to invest substantially in this manner.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations, in each case, that are convertible into another security, typically common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive a dividend that is paid or accrued on preferred stock or interest that generally is paid or accrued on debt until the convertible security matures or is redeemed, converted, or exchanged. Generally, convertible securities offer lower dividend yields or interest than non-convertible securities of similar quality and less potential

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for gains or capital appreciation in a rising stock market than equity securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but usually are subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Convertible fixed income securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its appreciated value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus may not necessarily decline in price as much as the underlying common stock.

A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party, or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

The Funds may invest in synthetic convertible securities, which are derivative instruments comprised of two or more securities whose investment characteristics, when combined, resemble a convertible security. A typical convertible security combines fixed income securities or preferred stock with an equity component like a warrant. The equity component offers the potential to own the underlying equity security, similar to the conversion feature in a traditional convertible security. Changes in the value of a synthetic convertible security in response to market fluctuations may not correlate with changes in the value of a traditional convertible security in response to the same market fluctuations.

Debt Securities. In accordance with each Fund’s investment objective and policies, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper, repurchase agreements, and pass-through instruments. A security will be considered “investment grade” if at least one rating agency assigns a rating of BBB/Baa or higher to the security or if Lord Abbett, the Funds’ investment adviser, determines the security to be of comparable quality.

Prices of debt securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest rate risk, credit risk, prepayment risk, extension risk, and spread risk. When interest rates rise or the issuer’s or the counterparty’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline. A Fund may face a heightened level of interest rate risk, especially because the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates after a period of historically low rates. While fixed income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations.

Prepayment risk, also known as call risk, arises due to the issuer’s ability to prepay all or most of the debt security before the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk often is associated with mortgage securities where the underlying mortgage loans can be refinanced, although it also can be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Fund may be forced to reinvest in lower yielding debt securities. Extension risk is the chance that during periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated, and the value of those securities

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may fall. Extension risk generally is low for short-term bond funds, moderate for intermediate-term bond funds, and high for long-term bond funds. Spread risk is the potential for the value of a Fund’s assets to fall due to the widening of spreads. Debt securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or “spread”) between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns, or general reductions in risk tolerance.

While assets in debt markets have grown rapidly in recent years, the capacity for traditional dealer counterparties to engage in debt trading has not kept pace and in some cases has decreased. For example, primary dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories potentially could lead to decreased liquidity and increased volatility in the debt markets. Such issues may be exacerbated during periods of economic uncertainty.

Economic, political, and other events also may affect the prices of broad debt markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk, or spread risk.

Depositary Receipts. Each Fund may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and similar depositary receipts. ADRs, typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are listed and traded in the U.S. GDRs, typically issued by a foreign financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign or U.S. company and deposited with the depositary. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information, and other risks. ADRs, GDRs, and similar depositary receipts are considered foreign securities for purposes of a Fund’s limitation on foreign securities. To the extent a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service such unsponsored depositary receipts, there is an increased possibility that the Fund will not become aware of, and will not be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in depositary receipts does not eliminate all the risks inherent in investing in securities of foreign issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted. However, by investing in depositary receipts, such as ADRs, which are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

Derivatives. Please see the prospectus for disclosure concerning a Fund’s use of derivatives as part of the Fund’s principal investment strategies. Absent such disclosure, a Fund’s use of derivatives is ancillary to, and is not part of, the Fund’s principal investment strategies. Consistent with their investment objectives and policies, the Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, or to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use, to the extent described in the prospectus and this SAI, include options contracts, futures contracts, options on futures contracts, forward currency contracts, structured notes, swap agreements, and credit derivatives, which are described below. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. Each Fund’s portfolio management team, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

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Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as a Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, many OTC derivatives are not guaranteed by a clearing agency. Therefore, each party to an OTC derivative that is not centrally cleared bears the risk that the counterparty will default. Accordingly, Lord Abbett will consider the creditworthiness of counterparties to non-centrally cleared OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. OTC derivatives are less liquid than exchange-traded derivatives.

Each Fund will be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or SEC staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts and forward contracts that are not contractually required to cash settle, for example, a Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts and forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. For interest rate swap transactions other than total return swaps, a Fund generally is required to set aside liquid assets in an amount equal to the net value of accrued but unpaid periodic payments to the counterparty, plus the payment due to the counterparty, if any, to close the transaction, which is marked-to-market or adjusted daily. For total return swaps, a Fund is required to set aside liquid assets in an amount equal to the full notional value of the total return swap. By setting aside assets equal to only its net obligations under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Lord Abbett has filed notices to claim an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) for the Funds offered in this SAI and, therefore, is not subject to registration or regulation as a CPO with regard to these Funds under the CEA.

Proposed regulatory changes by the SEC relating to a registered investment company’s use of derivatives could potentially limit or impact the Funds’ ability to invest in derivatives and adversely affect the value or performance of a Fund or its derivative instruments.

Credit Derivatives. Bond Debenture Portfolio, International Core Equity Portfolio, International Opportunities Portfolio, Short Duration Income Portfolio, and Total Return Portfolio each may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in certain market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options, and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security

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transactions. If Lord Abbett is incorrect in its forecasts of default risks, market spreads, or other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if Lord Abbett is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of Lord Abbett, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Lord Abbett’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments. Each Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in its prospectus or SAI.

Foreign Currency Transactions. Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes.

Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in depositary receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies also are subject to risks caused by inflation, interest and taxation rates, budget deficits and low savings rates, political factors and government control.

Each Fund may engage in spot transactions and also may use forward contracts. A forward contract on foreign currencies involves obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically are traded in the OTC derivatives market and entered into directly between currency traders and their customers.

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund thereby will be able to protect itself against a possible loss

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resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

Each Fund also may enter into currency forward contracts that are contractually required to, or may settle in cash, including non-deliverable currency forward contracts (“NDFs”). Each Fund intends to enter into cash-settled currency forward contracts, including NDFs, that contractually require the netting of the parties’ liabilities. Under a cash-settled forward contract that requires netting, the Fund or its counterparty to the contract is required only to deliver a cash payment in the amount of its net obligation in settlement of the contract. Forward contracts are marked-to-market on a daily basis, and the Fund may be required to post collateral to a counterparty pursuant to the terms of a forward contract if the Fund has a net obligation under the contract. Likewise, the Fund may be entitled to receive collateral under the terms of a forward contract if the counterparty has a net obligation under the contract. A cash-settled forward contract generally requires the delivery of initial margin by the Fund. The Fund’s currency forward contracts, including its NDFs, generally will have maturities of approximately one to three months but may have maturities of up to six months or more. Each currency forward contract entered into by the Fund will identify a specific “contract settlement rate,” generally equal to or approximately equal to the current forward price of the underlying currency at the time the contract is established.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

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Foreign Currency Options. Each Fund may take positions in options on foreign currencies. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it effectively could fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter into represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions before the exercise or expiration of the option. The value of a foreign currency option depends on, among other factors, the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to twelve months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time before expiration. In the event of insolvency of the counterparty, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that they had purchased in order to realize any profit.

Futures Contracts and Options on Futures Contracts. As discussed under “Cash Management Practices,” the Funds may buy and sell index futures contracts to manage cash. For example, the Funds may gain exposure to an index or to a basket of securities by entering into futures contracts rather than buying securities in a rising market.

In addition to investing in futures for cash management purposes, each Fund may engage in futures and options on futures transactions in accordance with its investment objective and policies. Futures are standardized, exchange-traded contracts to buy or sell a specified quantity of an underlying reference instrument at a specified price at a specified future date. In most cases the contractual obligation under a futures contract may be offset or “closed out” before the settlement date so that the parties do not have to make or take delivery. A Fund usually closes out a futures contract by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through an exchange, cancels the obligation to make or take delivery of the underlying reference instrument. Although some futures contracts by their terms require physical settlement (meaning actual delivery or acquisition of the underlying reference instrument), many permit cash settlement. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In the United States, a clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. Thus, each holder of such a futures

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contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty.

When the Fund enters into a futures contract or writes an option, it must deposit collateral or “initial margin” equal to a percentage of the contract value. Each day thereafter until the futures contract or option is closed out, matures, or expires, the Fund will pay or receive additional “variation margin” depending on, among other factors, changes in the price of the underlying reference instrument. When the futures contract is closed out, if the Fund experiences a loss equal to or greater than the margin amount, the Fund will pay the margin amount plus any amount in excess of the margin amount. If the Fund experiences a loss of less than the margin amount, the Fund receives the difference. Likewise, if the Fund experiences a gain, the Fund receives the margin amount and the amount of the gain.

Although some futures contracts call for making or taking delivery of the underlying securities or other assets, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, delivery month, and underlying security, asset, or index). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, adverse changes in the currency exchange rate could eliminate any profits that the Fund might realize in trading and could cause the Fund to incur losses.

Each Fund may purchase and sell futures contracts and purchase and sell call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or, to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund also may enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•	Unanticipated market movements may cause a Fund to experience substantial losses.
•	There may be an imperfect correlation between the change in the market value of the underlying reference instrument and the price of the futures contract.
•	The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
•	Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s NAV.
•	Because of low initial margin requirements, futures and options on futures trading involve a high degree of leverage. As a result, a relatively small price movement in a contract can cause substantial losses to the Fund.
•	There may not be a liquid secondary trading market for a futures contract or related options, limiting a Fund’s ability to close out a contract when desired.
•	The clearinghouse on which a futures contract or option on a futures contract is traded may fail to perform its obligations.

Specific Futures Transactions. Each Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, currencies and securities indexes. Each Fund may purchase and sell index futures contracts and options thereon. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

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The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts.

Each Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. Each Fund also may purchase and sell currency futures and options thereon, as described above.

Options on Securities and Securities Indices. Each Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with the prospectus. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Each Fund also may enter into “closing purchase transactions” in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it otherwise might have sold to protect against depreciation.

A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. Similar events, or events that may otherwise interfere with the timely execution of customers’ orders, may recur in the future. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities), including U.S. Government securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities, equity securities, (including convertible securities) and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the OTC market, or securities indices, currencies or futures.

An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the

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closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Successful use by a Fund of options and options on futures will be subject to Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates. To the extent Lord Abbett’s predictions are incorrect, a Fund may incur losses. The use of options also can increase a Fund’s transaction costs.

Each Fund other than International Core Equity Portfolio and International Opportunities Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund other than International Core Equity Portfolio and International Opportunities Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund other than International Core Equity Portfolio and International Opportunities Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

OTC Options. Each Fund may enter into OTC options contracts (“OTC options”). OTC options differ from exchange-traded options in several respects. OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event a Fund may experience material losses. However, in writing OTC options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Because there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, generally it can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it otherwise might be advantageous to do so. Likewise, a covered put writer of an OTC option may be unable to sell the securities segregated to cover the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary. Each Fund currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a “liquidity charge” related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund’s net assets. The “liquidity charge” referred to above is computed as described below.

Each Fund anticipates entering into agreements with dealers to which the Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”). The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of

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the underlying security. If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the “liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

Structured Securities and Other Hybrid Instruments. The Funds may invest in structured securities and other hybrid instruments. Bond Debenture Portfolio, Short Duration Income Portfolio, and Total Return Portfolio each may invest up to 5% of its respective net assets in structured securities and other hybrid instruments. Structured securities and other hybrid instruments are types of derivative securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the “Reference Instrument”) or the relative change in two or more Reference Instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference Instrument. Structured securities may be positively or negatively indexed, so the appreciation of the Reference Instrument may produce an increase or decrease in the interest rate or value of the security at maturity. Structured securities may present additional risks that are different from those associated with a direct investment in fixed income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks. A Fund that invests in structured securities could lose more than the principal amount invested.

Structured securities and other hybrid instruments can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a Reference Instrument and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the Reference Instrument. These Reference Instruments may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

In the case of Bond Debenture Portfolio, Short Duration Income Portfolio, and Total Return Portfolio, the 5% limit referenced above may include investments in collateralized loan obligations (“CLOs”). A CLO is a type of structured product that issues securities collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, second lien loans, and subordinate corporate loans. The underlying loans may be rated below investment grade by a rating agency or may be unrated but deemed by Lord Abbett to be of comparable quality. A CLO is not merely a conduit to a portfolio of loans; it is a pooled investment vehicle that is actively managed by the collateral manager. Therefore, an investment in a CLO can be viewed as investing in (or through) another investment manager and is subject to the layering of fees associated with such an investment.

The cash flows from a CLO are divided into two or more classes called “tranches,” each having a different risk-reward structure in terms of the right (or priority) to receive interest payments from the CLO. The risks of an investment in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund invests. Generally, the risks of investing in a CLO can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. In addition to the general risks associated with fixed income securities and structured products discussed elsewhere in this SAI and in the prospectus, CLOs carry additional risks including but not limited to the following:

•	Subordination and Risk of Default: Lower tranche CLOs provide subordination and enhancement to higher tranches, and, therefore, lower tranches are subject to a higher risk of defaults in the underlying collateral. Although supported by the lower tranches, defaults or losses above certain levels could reduce or eliminate all current cash flow to the highest tranche and entail loss of principal. Among other things, defaults, downgrades, and principal losses with respect to CLO collateral can trigger an event of default under the terms of the CLO structure, which could result in the liquidation of the collateral and accelerate the payments of the Fund’s investments in the CLO, which may be at a loss.
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•	Transparency Risk: Collateral managers of CLOs actively manage the portfolio. Accordingly, the collateral and the accompanying risks underlying a CLO in which the Fund invests will change, and will do so without transparency. Therefore, a Fund’s investment in a CLO will not benefit from detailed or ongoing due diligence on the underlying collateral.

•	Credit Risk: CLO collateral is subject to credit and liquidity risks, as substantially all of the collateral held by CLOs will be rated below investment grade. Because of the lack of transparency, the credit and liquidity risk of the underlying collateral can change without visibility to the CLO investors.

•	Lack of Liquidity: CLOs typically are privately offered and sold, and thus are not registered under the federal securities laws and subject to transfer restrictions. As a result, the Fund may characterize investments in CLOs as illiquid. Certain securities issued by a CLO (typically the highest tranche) may have an active dealer market (qualifying under Rule 144A under the Securities Act of 1933, as amended) and, if so, the Fund may deem such securities to be liquid.

•	Interest Rate Risk: Although the underlying collateral in a CLO will be predominately LIBOR-based bank loans, and the CLO securities will be based on a floating rate, the CLO portfolio may have exposure to interest rate fluctuations or mismatches between LIBOR on the underlying bank loans and the CLO securities.

•	Prepayment Risk: CLO securities may pay earlier than expected due to defaults (triggering liquidation) or prepayments on the underlying collateral, optional redemptions or refinancing, or forced sale in certain circumstances.

•	Documentation Risk: CLO documentation is highly complex and can contain inconsistencies or errors, creating potential risk and requiring significant interpretational expertise, disputes with issuers, or unintended investment results.

Swaps. Each Fund may enter into interest rate, equity index, credit, currency, total return, and other types of swap agreements and swaptions (options on swaps). A Fund may enter into these transactions for hedging purposes or for speculative purposes in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different types of cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities, currencies or indices. A Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. Certain types of swaps, including interest rate swaps, are traded on exchanges and are subject to central clearing.

In an interest rate swap, a Fund may agree to either make or receive payments that are equivalent to a fixed rate of interest on the specified notional amount in exchange for payments that are equivalent to a variable rate of interest (based on a specified index) on the same notional amount. Interest rate swaps may enable a Fund to either increase or reduce its interest rate risk or to adjust the duration of its bond portfolio.

In a credit default swap, the Funds may agree to make one or more premium payments in exchange for the agreement of its counterparty to pay an amount equal to the decrease in value of a specified bond or a basket of debt securities upon the occurrence of a default or other “credit event” relating to the issuers of the specified bond or debt. In such transactions, a Fund effectively acquires protection from decreases in the creditworthiness of the debt issuers. Alternatively, a Fund may agree to provide such credit protection in exchange for receiving the premium payments.

Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

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A Fund may enter into long and short currency positions using swap contracts under which they will, at the end of the term of the swap contract, make a payment that is based on a fixed currency exchange rate in exchange for a payment from the swap counterparty that is based on the prevailing currency exchange rate. These swap contracts generally will have terms of approximately one to three months, but may have terms of up to six months or more. Lord Abbett, however, in its discretion may terminate a swap contract before its term, subject to any potential termination fee that is in addition to a Fund’s accrued obligation under the swap contract. At the end of a swap contract’s term, a Fund may enter into a new swap contract. With the exception of interest rate swaps and certain credit default swaps, a Fund’s swap contracts will be made in the OTC market and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers.

In a total return swap, a Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, a Fund also may be required to pay an amount equal to that decline in value to its counterparty. A Fund also may be the seller of a total return swap, in which case it would receive premium payments and an amount equal to any decline in value of the underlying asset over the term of the swap, but it would be obligated to pay its counterparty an amount equal to any appreciation.

A Fund also may purchase and write (sell) options contracts on swaps, commonly known as “swaptions.” A swaption is an option to enter into a swap agreement. As with other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligations to enter into an underlying swap on agreed upon terms. The seller of a swaption receives the premium in exchange for the obligation to enter into the agreed-upon underlying swap if the option is exercised.

A Fund also may purchase or sell interest rate caps, floors and collars. The purchaser of an interest rate cap is entitled to receive payments only to the extent that a specified index exceeds a predetermined interest rate. The purchaser of an interest floor is entitled to receive payments only to the extent that a specified index is below a predetermined interest rate. A collar effectively combines a cap and a floor so that the purchaser receives payments only when market interest rates are within a specified range of interest rates.

The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of a Fund may be less favorable than it would have been if the Fund had not entered into them. Because many of these arrangements are bilateral agreements between a Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund. A Fund’s obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that a Fund is required to pay exceed the value of the payments that its counterparty is required to make. The Funds segregate liquid assets equal to any difference between that excess and the amount of collateral that it is required to provide. Conversely, a Fund requires its counterparties to provide collateral on a comparable basis except in those instances in which Lord Abbett is satisfied with the claims paying ability of the counterparty without such collateral.

Foreign Securities. Each Fund may invest in, or obtain exposure to, foreign securities in accordance with its prospectus. Foreign securities may involve special risks that typically are not associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

•	Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage).

•	Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
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•	Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

•	Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

•	There generally is less government regulation of foreign markets, companies and securities dealers than in the U.S. Consequently, the investor protections that are in place may be less stringent than in the U.S.

•	Foreign securities markets may have substantially less trading volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

•	Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund’s portfolio securities may change materially on days an investor may not be able to purchase or redeem Fund shares. In addition, the time zone differences among foreign markets may allow a shareholder to exploit differences in a Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). Each Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about time zone arbitrage, see “Excessive Trading and Market Timing” in each Fund’s Prospectus.

•	With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability, diplomatic developments or the imposition of economic sanctions or other government restrictions that could affect investments in those countries.

•	Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. Additionally, many foreign country economies are heavily dependent on international trade and are adversely affected by protective trade barriers and economic conditions of their trading partners. Protectionist trade legislation enacted by those trading partners could have a significant adverse effect on the securities markets of those countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, voters in the United Kingdom recently voted to leave the European Union (“EU”), creating economic and political uncertainty in the wake of the vote. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies, and the global markets.

•	The risks of investing in less developed countries, sometimes referred to as emerging markets, generally are greater than the risks of investing in more developed countries. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, including sudden, significant devaluations. In addition, the securities and currencies of many of these countries may have far lower trading volumes and less liquidity than those of developed nations. If a Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs. Securities and issuers in emerging countries tend to be subject to less extensive and frequent accounting, financial, and other reporting requirements than securities and issuers in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their
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governments may be more likely to take actions that are hostile or detrimental to foreign investment than those of more developed countries, such as expropriation, confiscatory taxation and nationalization of assets and securities. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts, and the imposition of economic sanctions or other measures by the United States or other governments. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of their currencies. If a company’s economic fortunes are linked to emerging markets, then a security it issues generally will be subject to these risks even if the security is principally traded on a non-emerging market exchange.

•	A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have an adverse impact on the U.S. dollar value of any investments denominated in that currency.

High-Yield or Lower-Rated Debt Securities. The Funds may invest in high-yield debt securities, in accordance with their investment objectives and policies. High-yield debt securities (also referred to as “non-investment grade securities”, “lower-rated debt securities” or “junk bonds”) are those rated by a rating agency BB/Ba or lower (or unrated by rating agencies but determined by Lord Abbett to be of comparable quality) and may pay a higher yield, but entail greater risks, than investment grade debt securities. High-yield debt securities are considered speculative. When compared to investment grade debt securities, high-yield debt securities:

•	have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•	tend to be less sensitive to interest rate changes;

•	are susceptible to negative perceptions of the junk markets generally; and

•	pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

The risk of loss from default for the holders of high-yield debt securities is significantly greater than is the case for holders of other debt securities because such high-yield securities generally are unsecured, often are subordinated to the rights of other creditors of the issuers of such securities, and are issued by issuers with weaker financials. Investment by a Fund in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. A Fund may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Fund in respect of accrued interest income on securities that are subsequently written off, even though the Fund has not received any cash payments of such interest.

Because the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important factors in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, each Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities generally is lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of

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adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, a Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and a Fund’s ability to dispose of particular portfolio investments when needed to meet redemption requests or other liquidity needs. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of lower rated securities in its portfolio. The adoption of new legislation could adversely affect the secondary market for high-yield debt securities and the financial condition of issuers of these securities. The form of any future legislation, and the probability of such legislation being enacted, is uncertain.

Non-investment grade or high-yield debt securities also present risks based on payment expectations. High-yield debt securities frequently contain “call” or buy-back features that permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a “call option” and redeems the security, a Fund may have to replace such security with a lower-yielding security, resulting in a decreased return for investors. In addition, if a Fund experiences net redemptions of its shares, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of its portfolio and increasing its exposure to the risks of high-yield securities.

An economic downturn could severely affect the ability of highly leveraged issuers of junk bond investments to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund’s NAV to the extent a Fund holds such investments.

Illiquid Securities. Each Fund, other than Growth and Income Portfolio, may invest up to 15% of its net assets in illiquid securities, which are securities that each Fund determines cannot be disposed of in seven days in the ordinary course of business at approximately the amount at which the Fund has valued such securities. Growth and Income Portfolio may invest up to 5% of its net assets in illiquid securities. Illiquid securities include:

•	securities that are not readily marketable;

•	repurchase agreements and time deposits with a notice or demand period of more than seven days; and

•	certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. The amount of the discount from the prevailing market price varies depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities if needed, and prevailing supply and demand conditions. A Fund may not be able to readily liquidate its investment in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. This will cause illiquid securities to become an increasingly larger percentage of the Fund’s portfolio. The lack of a liquid secondary market for illiquid securities may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its NAV.

Restricted or Not Readily Marketable Securities for Growth and Income Portfolio. No more than 5% of the value of Growth and Income Portfolio may be invested in securities with legal or contractual restrictions on resale (“restricted securities”) (including securities qualifying for resale under the Rule 144A that are determined by the Board, or by Lord Abbett pursuant to the Board’s delegation, to be liquid securities, restricted securities, repurchase agreements with maturities of more than seven days and OTC options), other than repurchase agreements and those restricted securities which have a liquid market among certain institutions, including the Fund, and in securities which are not readily marketable.

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Inflation-Indexed Securities. Short Duration Income Portfolio and Total Return Portfolio each may invest in inflation-indexed securities in accordance with their investment objectives and policies. Inflation-indexed securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($10,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%). If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-focused bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government generally are adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Initial Public Offerings (“IPOs”). Each Fund except for Short Duration Income Portfolio and Total Return Portfolio may invest in IPOs, which are new issues of equity securities, as well as newly issued secondary offerings. IPOs have many of the same risks as small company stocks. IPOs do not have trading history, and information about the company may be available only for recent periods. A Fund’s purchase of shares issued in IPOs also exposes it to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of newly-priced companies have fluctuated in significant amounts over short periods of time. IPOs may generate substantial gains for a Fund, but investors should not rely on any past gains that may have been produced by IPOs as an indication of a Fund’s future performance, because there is no guarantee that a Fund will have access to profitable IPOs in the future. A Fund may be limited in the quantity of IPO and secondary offering shares that it may buy at the offering price, or a Fund may not be able to buy any shares of an IPO or secondary offering at the offering price. As the size of a Fund increases, the impact of IPOs on the Fund’s performance generally would decrease; conversely, as the size of a Fund decreases, the impact of IPOs on the Fund’s performance generally would increase.

Interfund Lending. The Funds’ investment restrictions and an SEC exemptive order permit each Fund to participate in an interfund lending program with other Funds in the Lord Abbett Family of Funds. This program allows the Lord Abbett Funds to borrow money from and lend money to each other for temporary or emergency purposes, such as to satisfy redemption requests or to cover unanticipated cash shortfalls. To the extent permitted by its investment objective, strategies, and policies, a Fund may (1) lend uninvested cash to other Lord Abbett Funds in an amount up to 15% of its net assets at the time of the loan (including lending up to 5% of its net assets to any

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single Lord Abbett Fund) and (2) borrow money from other Lord Abbett Funds provided that total outstanding borrowings from all sources do not exceed 33 1/3% of its total assets. A Fund may borrow through the interfund lending program on an unsecured basis (i.e., posting without collateral) if its aggregate borrowings from all sources immediately after the interfund borrowing total 10% or less of the Fund’s total assets. However, if a Fund’s aggregate borrowings from all sources immediately after the interfund borrowing exceed 10% of the Fund’s total assets, the Fund may borrow through the interfund lending program on a secured basis only. A Fund also is required to secure an interfund loan if it has outstanding secured borrowings from other sources at the time the loan is requested.

Any loan made through the interfund lending program always would be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The term of an interfund loan is limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, an interfund loan is callable with one business day’s notice.

The limitations discussed above, other conditions of the SEC exemptive order, and related policies and procedures implemented by Lord Abbett are designed to minimize the risks associated with interfund lending for both borrowing Funds and lending Funds. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Lord Abbett Fund, there is a risk that the loan could be called on one business day’s notice or not renewed, in which case a Fund may need to borrow from a bank at higher rates if an interfund loan were not available from another Lord Abbett Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

Investments in Other Investment Companies. Subject to the limitations prescribed by the Act and the rules adopted by the SEC thereunder, the Funds may invest in other investment companies, including money market funds, exchange-traded funds (“ETFs”), and closed-end funds. (Each Fund, however, may not invest in other funds in reliance on Sections 12(d)(1)(F) or (G) of the Act.) These limitations include a prohibition on each Fund acquiring more than 3% of the voting shares of any one other investment company, and a prohibition on the Fund investing more than 5% of its total assets in the securities of any one other investment company or more than 10% of its total assets in securities of other investment companies in the aggregate. (Pursuant to certain SEC rules, these percentage limitations do not apply to each Fund’s investments in certain registered money market funds.) A Fund’s investments in another investment company will be subject to the risks of the purchased investment company’s portfolio securities and the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

A Fund may invest in ETFs. Investments in ETFs are subject to a variety of risks, including risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from the value of their portfolio holdings because the supply and demand in the market for ETF shares at any point is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs, among other things. ETFs typically incur fees that are separate from those fees incurred directly by the Funds. Therefore, as a shareholder in an ETF (as with other investment companies), a Fund would bear its ratable share of the ETF’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, a Fund and its shareholders, in effect, will absorb duplicate levels of fees with respect to investments in ETFs.

Each Fund may invest in foreign countries through investment companies, including closed-end funds. Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment companies that have been specifically authorized. These investments are subject to the risks of investing in foreign (including emerging market) securities.

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Because closed-end funds do not issue redeemable securities, such funds may invest in less liquid portfolio securities. Moreover, a Fund’s investment in a closed-end fund is exposed to the risk that a secondary market for such shares may cease to exist. Accordingly, a Fund’s investment in closed-end fund shares is subject to liquidity risk.

Mortgage-Related and Other Asset-Backed Securities. In accordance with their respective investment objectives and policies, Bond Debenture Portfolio and Total Return Portfolio each may invest and Short Duration Income Portfolio may invest extensively in mortgage-related securities and also may invest in other asset-backed securities in connection with public or private offerings, or secondary market transactions. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, since debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, mortgage-related securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income or debt securities. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. The timing and level of prepayments cannot be predicted. A predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on outstanding mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). Generally, prepayments on mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by a Fund are likely to be greater during a period of declining mortgage interest rates. When a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current income and total returns and unscheduled prepayments also will accelerate the recognition of income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of mortgage pass-through securities held by a Fund may be lengthened. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the price and yield volatility of mortgage-related securities held by a Fund. In the past, in certain market environments, the value and liquidity of many mortgage pass-through securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. Investments in mortgage-backed securities may be subject to a high degree of credit risk, valuation risk, and liquidity risk. These risks may be even higher with mortgage pass-through securities supported by subprime mortgages.

Guarantors of Mortgage-Backed Securities. The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors of securities not backed by the full faith and credit of the U.S. Government include Fannie Mae and Freddie Mac. Both are government-sponsored corporations owned entirely by private stockholders. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae

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and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have the ability to borrow from the U.S. Treasury, and as a result, their securities historically have been viewed by the market as high quality securities with low credit risks. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Funds cannot predict what legislation, if any, may be proposed in the future in Congress regarding such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the liquidity and value of a Fund’s portfolio. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. In addition, mortgage-related securities issued by these non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government and government related-issuers. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds’ investment quality standards. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, and securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Fund industry concentration restrictions. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages or commercial mortgage-backed securities (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

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Collateralized Mortgage Obligations and Real Estate Mortgage Investment Conduits (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, or private entities, and their income streams. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.

CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Payments of principal normally are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. The differing structures of CMO classes may create a wide variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class. The CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, a Fund could sustain a loss.

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies and instrumentalities, or any other person or entity. New types of CMO tranches have evolved. These include floating rate CMOs, inverse floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS. CMOs may include real estate investment conduits (“REMICs”), which are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A Fund may invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche that, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the

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ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities.

Mortgage Dollar Rolls. The Funds may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund’s right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted. Also, the instrument that a Fund is required to repurchase may be worth less than an instrument that a Fund originally held. Successful use of mortgage dollar rolls will depend upon Lord Abbett’s ability to manage a Fund’s interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed. The use of this technique may diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The value of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may cause the Funds to lose money. The value of a PO class generally increases as interest rates decline and prepayment rates rise. Some IOs and POs are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. The price of these securities typically is more volatile than that of coupon bearing bonds of the same maturity.

To Be Announced “TBA” Sale Commitments. The Funds may enter into TBA sale commitments to sell mortgage backed securities that it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the Funds’ valuation procedures. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Other Asset-Backed Securities. Each Fund, in accordance with its investment objectives and policies, may invest in asset-backed securities (unrelated to mortgage loans). Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. In addition to prepayment and extension risks, these securities present credit risks

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that are not inherent in mortgage-related securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables generally are unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities.

Municipal Bonds. Short Duration Income Portfolio and Total Return Portfolio each may invest up to 5% of its net assets in municipal bonds that, at the time of purchase, are rated investment grade by a rating agency or are unrated but determined by Lord Abbett to be of comparable quality. In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia, Puerto Rico, Guam, and their political subdivisions, agencies and instrumentalities. Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term “municipal bonds” may include certain types of “private activity” bonds, including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal.

In addition, municipal bonds include municipal leases, certificates of participation, and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation, and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, the collateral securing the lease obligation may be difficult to dispose of and the Fund may suffer significant losses. Some municipal leases, certificates of participation, and moral obligation bonds may be illiquid.

Municipal bonds also may be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond typically is issued with the agreement of a third party, such as a bank, broker-dealer, or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the applicable Fund’s duration. Certain tender option bonds may be illiquid.

The value of floating and variable rate obligations, including variable rate demand notes, generally is more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which ordinarily will be irrevocable, both of which may be issued by domestic banks or foreign banks.

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Municipal bonds and issuers of municipal bonds may be more susceptible to downgrade, default, and bankruptcy as a result of recent periods of economic stress. Factors contributing to the economic stress may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state, and federal governments upon which issuers of municipal securities may be relying for funding. In addition, as certain municipal bonds may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking, insurance, or other parts of the financial sector suffer an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downgrade or risk of being downgraded may have an adverse effect on the market prices of bonds and thus the value of a Fund’s investment. Further, a state, municipality, public authority, or other issuers of municipal bonds may file for bankruptcy, which may significantly affect the value of the bonds issued by such issuers and therefore the value of a Fund’s investment. As a result of recent turmoil in the municipal bond market, several municipalities filed for bankruptcy protection or indicated that they may seek bankruptcy protection in the future.

Municipal bonds also are subject to the risk that the perceived increase in the likelihood of default or downgrade among municipal issuers as a result of recent market conditions could result in increased illiquidity, volatility, and credit risk. In addition, certain municipal issuers may be unable to access the market to sell bonds or, if able to access the market, may be forced to issue securities at much higher rates. Should these municipal issuers fail to sell bonds when and at the rates projected, these entities could experience significantly increased costs and a weakened overall cash position in the current fiscal year and beyond. These events also could result in decreased investment opportunities for a Fund and lower investment performance.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings, Inc. (“Fitch”) represent their opinions as to the quality of the municipal bonds that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon, and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Preferred Stock, Warrants, and Rights. Each Fund may invest in preferred stock, warrants, and rights. Preferred stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. They represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock are subject to market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy from the issuer a stated number of shares of common stock at a specified price, usually higher than the market price at the time of issuance, at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer, usually at a price below the initial offering price of the common stock and before the common stock is offered to the general public. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights usually are freely transferable. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised before their

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expiration date. The risk of investing in a warrant or a right is that the warrant or the right may expire before the market value of the common stock exceeding the price fixed by the warrant or the right. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

Real Estate Investment Trusts (“REITs”). Each Fund may invest in debt and equity securities of REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT or changes in interest rates affecting the underlying loans owned by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs also are subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems, changes in interest rates, decreases in market rates for rents, increases in competition, property taxes, capital expenditures or operating expenses, and other economic, political, or regulatory occurrences affecting the real estate industry. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. Each Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Repurchase Agreements. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security (or basket of securities) and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

Repurchase agreements are considered a form of lending under the Act. A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to the Funds’ non-fundamental investment restriction on illiquid securities.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying securities are collateral not within the control of a Fund and, therefore, the Fund may incur delays in disposing of the security and/or may not be able to perfect its interest in the underlying securities and may be deemed an unsecured creditor of the seller of the agreement. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because a Fund generally receives cash equal to 98% of the price of the security sold. Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Reverse repurchase agreements are considered a form of borrowing under the Act. Each Fund’s reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

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Senior Loans. Bond Debenture Portfolio, Short Duration Income Portfolio and Total Return Portfolio may invest in senior loans in accordance with their investment objectives and policies. A senior loan typically is originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the senior loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests may take the form of direct interests acquired during a primary distribution and also may take the form of assignments of, novations of, or participations in a bank loan acquired in secondary markets. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Purchasers of senior loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Funds do not receive scheduled interest or principal payments on such indebtedness, the net asset value, market price, and/or yield of the common shares could be adversely affected. Senior loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured senior loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Senior loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what Lord Abbett believes to be a fair price.

Senior loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the senior loan from free cash flow. The degree to which borrowers prepay senior loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower, and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derive interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new senior loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other senior loans that have similar or identical yields.

Each of Bond Debenture Portfolio, Short Duration Income Portfolio, and Total Return Portfolio also may invest in bridge loans, which are short-term loan arrangements (typically 12 to 18 months) usually made by a Borrower in anticipation of receipt of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge Loan Investor to convert its interest to senior exchange notes if the loan has not been prepaid in full on or before its maturity date. Bridge loans may be subordinate to other debt and may be secured or undersecured.

A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Bond Debenture Portfolio, Short Duration Income Portfolio, and Total Return Portfolio each also may invest in “Participations.” Participations by a Fund in a Loan Investor’s portion of a senior loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan

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Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the Participation. As a result, the Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. If a Loan Investor selling a Participation becomes insolvent, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Fund with respect to such Participations likely will conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Bond Debenture Portfolio, Short Duration Income Portfolio, and Total Return Portfolio each intend to acquire Participations only if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody’s or comparably rated by another rating agency or determined by Lord Abbett to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, each Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated senior loan only where the Agent as to such senior loan at the time of investment has outstanding debt or deposit obligations rated investment grade by a rating agency or determined by Lord Abbett to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

For some loans, such as revolving credit facility loans (“revolvers”), a Loan Investor may have certain obligations pursuant to the Loan Agreement that may include the obligation to make additional loans in certain circumstances. Each Fund generally will reserve against these contingent obligations by segregating or otherwise designating a sufficient amount of permissible liquid assets. Delayed draw term loans are similar to revolvers, except that once drawn upon by the borrower during the commitment period, they remain permanently drawn and become term loans.

Bond Debenture Portfolio, Short Duration Income Portfolio, and Total Return Portfolio each also may invest in prefunded Letter of Credit (“L/C”) term loans. A prefunded L/C term loan is a facility created by the Borrower in conjunction with an Agent, with the loan backed by letters of credit. Each participant in a prefunded L/C term loan fully funds its commitment amount to the Agent for the facility.

Short Sales. Each Fund may make short sales of securities or maintain a short position if, at all times when a short position is open, the Fund owns an equal amount of such securities (or securities convertible into or exchangeable into an equal amount of such securities) without payment of any further consideration. This is commonly referred to as a “short sale against the box.” A Fund may engage in such a transaction, for example, to lock in a sales price for a security the Fund does not wish to sell immediately. If a Fund sells securities short against the box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. A Fund may not engage in any other type of short selling and does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales. This limit does not apply to a Fund’s use of short positions in futures contracts, including U.S. Treasury note futures, securities index futures, or other security futures, for bona fide hedging or cash management purposes or to pursue risk management strategies.

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U.S. Government Securities. Each Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises. The U.S. Government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities, or sponsored enterprises. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises in the future, and the U.S. Government may be unable to pay debts when due. For more information, please see the section “Guarantors of Mortgage-Backed Securities” above.

Securities of Government Sponsored Enterprises. Each Fund may invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Ginnie Mae, Fannie Mae, Freddie Mac, Federal Home Loan Banks (“FHLBanks”), and Federal Agricultural Mortgage Corporation (“Farmer Mac”). Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Fannie Mae, Freddie Mac, and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions. Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the U.S. Government.

When-Issued or Forward Transactions. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. When-issued and forward transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines before the settlement date or if the value of the security to be sold increases before the settlement date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its NAV. A Fund also generally is required to identify on its books cash and liquid assets in an amount sufficient to meet the purchase price unless the Fund’s obligations are otherwise covered. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. A Fund generally will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Temporary Defensive Investments. As described in the prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. Temporary defensive securities include:

•	U.S. Government Securities. U.S. Government Securities include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, including Treasury bills, notes, bonds, and certificates of indebtedness that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises.

•	Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
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•	Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

•	Bankers’ acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They primarily are used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.

•	Repurchase agreements with maturities of less than seven days.

•	Registered money market funds. Amendments to money market fund regulations which became effective October 14, 2016 may affect a money market fund’s operations and possibly negatively affect its return. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums.

•	Comparable foreign fixed income securities.

Policies and Procedures Governing Disclosure of Portfolio Holdings. Lord Abbett regularly makes information about the Funds’ portfolio holdings available to the general public at www.lordabbett.com. For equity and fixed income Funds, Lord Abbett generally makes a list of the Funds’ top ten holdings publicly available monthly with a 15-day delay (lag) and aggregate holdings information publicly available monthly with a 30-day delay (lag). Lord Abbett generally makes holdings information for each fund-of-funds publicly available without any delay and for the money market fund publicly available one day after the reporting date or period. In addition, consistent with its fiduciary duty and applicable legal requirements, Lord Abbett may release nonpublic portfolio holdings information to selected third parties to assist with a variety of investment, distribution, and operational processes. For example, Lord Abbett may disclose information about the Funds’ portfolio holdings to a pricing vendor for use in valuing a security. More specifically, Lord Abbett may provide portfolio holdings information to the following categories of third parties before making it available to the public, with a frequency and lag deemed appropriate under the circumstances:

•	Service providers that render accounting, custody, legal, pricing, proxy voting, trading, and other services to the Funds;

•	Financial intermediaries that sell Fund shares;

•	Portfolio evaluators such as Lipper Analytical Services, Inc. and Morningstar, Inc.;

•	Data aggregators such as Bloomberg;

•	Other advisory clients of Lord Abbett that may be managed in a style substantially similar to that of the Funds, including institutional clients and their consultants, managed account program sponsors, and unaffiliated mutual funds; and

•	Other third parties that may receive portfolio holdings information from Lord Abbett on a case-by-case basis with the authorization of the Funds’ officers.

The Board has adopted policies and procedures that are designed to manage conflicts of interest that may arise from Lord Abbett’s selective disclosure of portfolio holdings information and prevent potential misuses of such information. Lord Abbett’s Chief Compliance Officer administers these policies and procedures and reports to the Board at least annually about the operation of the policies and procedures as part of the Board’s oversight of the Funds’ compliance program.

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Under the policies and procedures, Lord Abbett may selectively disclose portfolio holdings information only when it has a legitimate business purpose for doing so and the recipient is obligated to keep the information confidential and not trade based on it (typically by a confidentiality agreement). Pursuant to these policies and procedures, Lord Abbett provides certain portfolio holdings information to SG Constellation, LLC (“SGC”), which provides financing for the distribution of the Lord Abbett Funds’ Class B shares. Lord Abbett and SGC have entered into a confidentiality agreement that, among other things, forbids SGC and its officers, employees, and agents from taking any inappropriate action based on the portfolio holdings information provided by Lord Abbett. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities. To reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Lord Abbett Funds) and may engage in certain hedging transactions based on this information. However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings.

Neither the Funds nor Lord Abbett or any of their respective affiliates receives any compensation for disclosing information about the Funds’ portfolio holdings. For this purpose, compensation does not include ordinary investment management or service provider fees.

The portfolio holdings of Lord Abbett’s similarly managed advisory clients may closely mirror the Funds’ portfolio holdings. These clients are not subject to the same portfolio holdings disclosure policies and procedures as the Funds and therefore may disclose information about their own portfolio holdings information more frequently than the Funds disclose information about their portfolio holdings. To mitigate the risk that a recipient of such information could trade ahead of or against the Funds, Lord Abbett seeks assurances that clients will protect the confidentiality of portfolio holdings information by not disclosing it until Lord Abbett makes the Funds’ portfolio holdings publicly available. Lord Abbett also may monitor its clients’ trading activity, particularly in cases in which clients recently received sensitive portfolio holdings information.

The Funds’ policies and procedures governing these arrangements may be modified at any time with the approval of the Board.

Fund Portfolio Information Recipients. Attached as Appendix A is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

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3.

Management of the Funds

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As generally discussed in the Fund’s annual reports to shareholders, the Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Funds’ investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Board Leadership Structure

The Board currently has ten Directors, eight of whom are persons who are not “interested persons” of the Funds, sometimes referred to as independent directors/trustees or “Independent Directors.” James L.L. Tullis, an Independent Director, serves as the Chairman of the Board. The Board has determined that its leadership structure is appropriate in light of the composition of the Board and its committees and Mr.Tullis’ long tenure with the Board. The Board believes that its leadership structure enhances the effectiveness of the Board’s oversight role.

The Board generally meets seven times a year, and may hold additional special meetings to address specific matters that arise between regularly scheduled meetings. The Independent Directors also meet regularly without the presence of management and are advised by independent legal counsel.

As discussed more fully below, the Board has delegated certain aspects of its oversight function to committees comprised solely of Independent Directors. The committee structure facilitates the Board’s timely and efficient consideration of matters pertinent to the Funds’ business and affairs and their associated risks.

For simplicity, the following sections use the term “directors/trustees” to refer to Directors of the Company and the directors/trustees of all other Lord Abbett Funds.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 62 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

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Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 62 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009). Other Directorships: None.

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004-2015).

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Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Sean J. Aurigemma (1969)	Executive Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007.

Jeff D. Diamond (1960)	Executive Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2005	Partner and Associate Director, joined Lord Abbett in 2003.

Robert A. Lee (1969)	Executive Vice President	Elected in 2010	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Vincent J. McBride (1964)	Executive Vice President	Elected in 2010	Partner and Director, joined Lord Abbett in 2003.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 1998.
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Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Marc Pavese (1972)	Executive Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2008.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2014	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Didier O. Rosenfeld (1976)	Executive Vice President	Elected in 2016	Director of Global Equity, joined Lord Abbett in 2015 and was formerly a Portfolio Manager and Senior Analyst at Cornerstone Capital Management (2014–2015) and Managing Director at State Street Global Advisors (2000–2013).

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2005	Partner and Portfolio Manager, joined Lord Abbett in 1997.

A. Edward Allinson (1961)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2005.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial Officer, and was formerly Chief Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2014	Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.
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Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 –2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1983.

Noah Petrucci (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2012 and was formerly a Portfolio Manager at Columbia Management Investment Advisers, LLC and Columbia Management Advisors, LLC (2002–2012).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Arthur K. Weise (1970)	Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Qualifications of Directors/Trustees

The individual qualifications for each of the directors/trustees and related biographical information are noted below. These qualifications led to the conclusion that each should serve as a director/trustee for the Funds, in light of the Funds’ business and structure. In addition to individual qualifications, the following characteristics are among those qualifications applicable to each of the existing directors/trustees and are among the qualifications that the Nominating and Governance Committee will consider for any future nominees:

•	Irreproachable reputation for integrity, honesty, and the highest ethical standards;

•	Outstanding skills in disciplines deemed by the Nominating and Governance Committee to be particularly relevant to the role of Independent Director, including business acumen, experience relevant to the financial services industry generally and the investment industry particularly, and ability to exercise sound judgment in matters relating to the current and long-term objectives of the Funds;

•	Understanding and appreciation of the important role occupied by an Independent Director in the regulatory structure governing registered investment companies;

•	Willingness and ability to contribute positively to the decision making process for the Funds including appropriate interpersonal skills to work effectively with other Independent Directors;
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•	Desire and availability to serve as an Independent Director for a substantial period of time;

•	Absence of conflicts that would interfere with qualifying as an Independent Director; and

•	Diversity of background.

Interested Directors/Trustees:

•	Daria L. Foster. Board tenure with the Lord Abbett Family of Funds (since 2006), financial services industry experience, chief executive officer experience, corporate governance experience, and civic/community involvement.

•	Douglas B. Sieg. Board tenure with the Lord Abbett Family of Funds (since 2016), financial services industry experience, leadership experience, corporate governance experience, and civic/community involvement.

Independent Directors/Trustees:

•	Robert B. Calhoun, Jr. Board tenure with the Lord Abbett Family of Funds (since 1998), financial services industry experience, leadership experience, corporate governance experience, financial expertise, service in academia, and civic/community involvement.

•	Eric C. Fast. Board tenure with the Lord Abbett Family of Funds (since 2014), financial services industry experience, chief executive officer experience, corporate governance experience, and civic/community involvement.

•	Evelyn E. Guernsey. Board tenure with the Lord Abbett Family of Funds (since 2011), financial services industry experience, chief executive officer experience, marketing experience, corporate governance experience, and civic/community involvement.

•	Julie A. Hill. Board tenure with the Lord Abbett Family of Funds (since 2004), business management and marketing experience, chief executive officer experience, entrepreneurial background, corporate governance experience, service in academia, and civic/community involvement.

•	Franklin W. Hobbs. Board tenure with the Lord Abbett Family of Funds (since 2000), financial services industry experience, chief executive officer experience, corporate governance experience, financial expertise, service in academia, and civic/community involvement.

•	James M. McTaggart. Board tenure with the Lord Abbett Family of Funds (since 2012), financial services industry experience, chief executive officer experience, entrepreneurial background, corporate governance experience, financial expertise, marketing experience, and civic/community involvement.

•	Mark A. Schmid. Board tenure with the Lord Abbett Family of Funds (since 2016), financial services industry experience, leadership experience, corporate governance experience, service in academia, financial expertise, and civic/community involvement.

•	James L.L. Tullis. Board tenure with the Lord Abbett Family of Funds (since 2006), financial services industry experience, chief executive officer experience, corporate governance experience, financial expertise, and civic/community involvement.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee. The table below provides information about each such committee’s composition, functions, and responsibilities.

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Committee	Committee Members	Number of Meetings Held During the 2016 Fiscal Year	Description
Audit Committee	Robert B. Calhoun, Jr. Evelyn E. Guernsey James M. McTaggart Mark A. Schmid*	4	The Audit Committee is comprised solely of directors/trustees who are not “interested persons” of the Funds. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds’ independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken. The Audit Committee meets at least quarterly.

Proxy Committee	Eric C. Fast Julie A. Hill Franklin W. Hobbs James L.L. Tullis	2	The Proxy Committee is comprised of at least two directors/trustees who are not “interested persons” of the Funds, and also may include one or more directors/trustees who are partners or employees of Lord Abbett. Currently, the Proxy Committee comprises solely Independent Directors. The Proxy Committee (i) monitors the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluates the policies of Lord Abbett in voting securities; and (iii) meets with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Nominating and Governance Committee	Robert B. Calhoun, Jr. Eric C. Fast Evelyn E. Guernsey Julie A. Hill Franklin W. Hobbs James M. McTaggart Mark A. Schmid* James L.L. Tullis	4	The Nominating and Governance Committee is comprised of all directors/trustees who are not “interested persons” of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. The Nominating and Governance Committee has adopted policies for its consideration of any individual recommended by the Funds’ shareholders to serve as an Independent Director. A shareholder may submit a nomination to the Board by following the procedures detailed under “Shareholder Communications” below.

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Committee	Committee Members	Number of Meetings Held During the 2016 Fiscal Year	Description
Contract Committee	Robert B. Calhoun, Jr. Eric C. Fast Evelyn E. Guernsey Julie A. Hill Franklin W. Hobbs James M. McTaggart Mark A. Schmid* James L.L. Tullis	7	The Contract Committee is comprised of all directors/trustees who are not “interested persons” of the Funds. The Contract Committee conducts much of the factual inquiry undertaken by the directors/trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. During the year, the Committee meets with Lord Abbett management and portfolio management to monitor ongoing developments involving Lord Abbett and each Fund’s portfolio.

* Mr. Schmid was elected to the Audit Committee, the Nominating and Governance Committee, and the Contract Committee effective April 20, 2016.

Board Oversight of Risk Management

Managing the investment portfolios and the operations of the Funds, like all mutual funds, involves certain risks. Lord Abbett (and other Fund service providers, subject to oversight by Lord Abbett) is responsible for day-to-day risk management for the Funds. The Board oversees the Funds’ risk management as part of its general management oversight function. The Board, either directly or through committees, regularly receives and reviews reports from Lord Abbett about the elements of risk that affect or may affect the Funds, including investment risk, operational risk, compliance risk, and legal risk, among other elements of risk related to the operations of the Funds and Lord Abbett, and the steps Lord Abbett takes to mitigate those risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program and reports to the Board at least quarterly regarding compliance matters for the Funds, Lord Abbett, and the Funds’ service providers. The Board also has appointed a Chief Legal Officer, who is responsible for overseeing internal reporting requirements imposed under rules adopted by the SEC pursuant to the Sarbanes-Oxley Act of 2002, which are designed to ensure that credible indications of material violations of federal securities laws or breaches of fiduciary duty are investigated and are adequately and appropriately resolved.

In addition to the Board’s direct oversight, the Audit Committee and the Contract Committee play important roles in overseeing risk management on behalf of the Funds. The Audit Committee oversees the risk management efforts for financial reporting, pricing and valuation, and liquidity risk and meets regularly with the Funds’ Chief Financial Officer and independent auditors, as well as with members of management, to discuss financial reporting and audit issues, including risks related to financial controls. The Contract Committee regularly meets with the Funds’ portfolio managers and Lord Abbett’s Chief Investment Officer to discuss investment performance achieved by the Funds and the investment risks assumed by the Funds to achieve that performance.

While Lord Abbett (and the Funds’ service providers) has implemented a number of measures intended to mitigate risk effectively to the extent practicable, it is not possible to eliminate all of the risks that are inherent in the operations of the Funds. Some risks are beyond the control of Lord Abbett and not all risks that may affect the Funds can be identified before the risk arises or before Lord Abbett develops processes and controls to eliminate the occurrence or mitigate the effects of such risks.

Shareholder Communications

Shareholders who want to communicate with the Board or any individual Board member(s) should write the Fund directed to the attention of the Secretary of the Funds, at 90 Hudson Street, Jersey City, New Jersey 07302-3973. Communications to the Board must be signed by the shareholder and must specify: (1) the shareholder’s name and address, (2) the Fund(s) in which the shareholder owns shares, (3) the number of Fund shares owned by the shareholder, and (4) for shares held in “street name,” the name of the financial intermediary that holds Fund shares in its name for the shareholder’s benefit. The Secretary will forward such communications to the Board or the

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applicable Board member(s) at the next regularly scheduled meeting, if practicable, or promptly after receipt if the Secretary determines that the communications require more immediate attention.

Compensation Disclosure

The following table summarizes the compensation paid to each of the independent directors/trustees.

The second column of the following table sets forth the compensation accrued by the Company for independent directors/trustees. The third column sets forth the total compensation paid by all Lord Abbett Funds to the independent directors/trustees, and amounts payable but deferred at the option of each director/trustee. No interested director/trustee of the Lord Abbett Funds, and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer. The Lord Abbett Funds currently do not offer a bonus, pension, profit-sharing, or retirement plan.

Name of Directors/Trustees	For the Fiscal Year Ended December 31, 2016 Aggregate Compensation Accrued by the Company(1)	For the Year Ended December 31, 2016 Total Compensation Paid by the Company and Eleven Other Lord Abbett Investment Companies(2)
E. Thayer Bigelow(3)	$11,198	$386,200
Robert B. Calhoun, Jr.	$8,295	$286,200
Eric C. Fast	$8,051	$277,600
Evelyn E. Guernsey	$9,168	$316,200
Julie A. Hill	$8,182	$282,200
Franklin W. Hobbs	$7,941	$273,600
James M. McTaggart	$8,296	$286,200
Mark A. Schmid(4)	$6,849	$234,714
James L.L. Tullis	$8,165	$282,200

(1) Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett Funds based on the net assets of each fund. A portion of the fees payable by each fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a fund for later distribution to the directors/trustees. In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett Funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for Mr. Bigelow, Mr. Calhoun, Mr. Fast, Ms. Guernsey, Ms. Hill, Mr. Hobbs, Mr. McTaggart, Mr. Schmid, and Mr. Tullis are $725, $8,295, $8,051, $725, $2,349, $7,941, $5,799, $6,849 and $8,165, respectively.

(2) The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett Funds during the year ended December 31, 2016, including fees independent directors/trustees have chosen to defer.

(3) Mr. Bigelow retired from the Board effective December 31, 2016.

(4) Mr. Schmid was elected to the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective April 20, 2016.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in the Company and the other Lord Abbett Funds as of December 31, 2016. The amounts shown include deferred compensation (including interest) to the directors/trustees deemed invested in fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the Lord Abbett Funds.

Dollar Range of Equity Securities in the Funds
Name of Directors/Trustees	Bond Debenture Portfolio	Calibrated Dividend Growth Portfolio	Classic Stock Portfolio	Developing Growth Portfolio
Interested Directors/Trustees:
Daria L. Foster	None	None	None	None
Douglas B. Sieg(1)	None	None	None	None
Independent Directors/Trustees:
Robert B. Calhoun, Jr.	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Eric C. Fast	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000

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Dollar Range of Equity Securities in the Funds
Name of Directors/Trustees	Bond Debenture Portfolio	Calibrated Dividend Growth Portfolio	Classic Stock Portfolio	Developing Growth Portfolio
Evelyn E. Guernsey	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Julie A. Hill	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Franklin W. Hobbs	$10,001 - $50,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
James M. McTaggart	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Mark A. Schmid(2)	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
James L.L. Tullis	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000

Dollar Range of Equity Securities in the Funds
Name of Directors/Trustee	Fundamental Equity Portfolio	Growth and Income Portfolio	Growth Opportunities Portfolio	International Core Equity Portfolio
Interested Directors/Trustees:
Daria L. Foster	None	None	None	None
Douglas B. Sieg(1)	None	None	None	None
Independent Directors/Trustees:
Robert B. Calhoun, Jr.	$1 - $10,000	$10,001 - $50,000	$1 - $10,000	$1 - $10,000
Eric C. Fast	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Evelyn E. Guernsey	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Julie A. Hill	$1 - $10,000	$10,001 - $50,000	$1 - $10,000	$1 - $10,000
Franklin W. Hobbs	$10,001 - $50,000	$50,001 - $100,000	$1 - $10,000	$1 - $10,000
James M. McTaggart	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Mark A. Schmid(2)	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
James L.L. Tullis	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000

Dollar Range of Equity Securities in the Funds
Name of Directors/Trustee	International Opportunities Portfolio	Mid Cap Stock Portfolio	Short Duration Income Portfolio	Total Return Portfolio
Interested Directors/Trustees:
Daria L. Foster	None	None	None	None
Douglas B. Sieg(1)	None	None	None	None
Independent Directors/Trustees:
Robert B. Calhoun, Jr.	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Eric C. Fast	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Evelyn E. Guernsey	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Julie A. Hill	$1 - $10,000	$10,001 - $50,000	$1 - $10,000	$1 - $10,000
Franklin W. Hobbs	$1 - $10,000	$50,001 - $100,000	$1 - $10,000	$1 - $10,000
James M. McTaggart	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Mark A. Schmid(2)	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
James L.L. Tullis	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000

Dollar Range of Equity Securities in the Funds
Name of Director/Trustee	Value Opportunities Portfolio	Aggregate Dollar Range of Equity Securities in Lord Abbett Funds
Interested Directors/Trustees:
Daria L. Foster	None	Over $100,000
Douglas B. Sieg(1)	None	Over $100,000
Independent Directors/Trustees:
Robert B. Calhoun, Jr.	$1 - $10,000	Over $100,000
Eric C. Fast	$1 - $10,000	Over $100,000
Evelyn E. Guernsey	$1 - $10,000	Over $100,000
Julie A. Hill	$1 - $10,000	Over $100,000
Franklin W. Hobbs	$1 - $10,000	Over $100,000

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Dollar Range of Equity Securities in the Funds
Name of Director/Trustee	Value Opportunities Portfolio	Aggregate Dollar Range of Equity Securities in Lord Abbett Funds
James M. McTaggart	$1 - $10,000	Over $100,000
Mark A. Schmid(2)	$1 - $10,000	Over $100,000
James L.L. Tullis	$1 - $10,000	Over $100,000

(1) Mr. Sieg was elected to the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective February 24, 2016.

(2) Mr. Schmid was elected to the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective April 20, 2016.

Code of Ethics

The directors, trustees, and officers of the Lord Abbett Funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company’s, Lord Abbett’s, and Lord Abbett Distributor’s Code of Ethics, which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”). Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett Fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett Funds. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors/trustees of each Lord Abbett Fund to the extent contemplated by the Act and recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov. The Funds also have made this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

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4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders. As of March 17, 2017, to the best of our knowledge, the following persons or entities owned of record or were known by the Funds to own beneficially 25% or more of a Fund’s outstanding shares:

Bond Debenture Portfolio

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	60.33%

Calibrated Dividend Growth Portfolio

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	57.67%

Classic Stock Portfolio

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	68.92%

Developing Growth Portfolio

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	32.22%

Fundamental Equity Portfolio

Protective Life Insurance Company Investment Products Services Variable Life Separate Account PO Box 2606 Birmingham, AL 35202-2606	65.38%

Growth and Income Portfolio

AIG SunAmerica Life Assurance Company Variable Separate Account 2727A Allen Parkway #4-D1 Houston, TX 77019-2107	43.41%

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Growth Opportunities Portfolio

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	64.39%

International Core Equity Portfolio

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	98.71%

International Opportunities Portfolio

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	56.60%

Mid Cap Stock Portfolio

AIG SunAmerica Life Assurance Company Variable Separate Account 2727A Allen Parkway #4-D1 Houston, TX 77019-2107	26.79%

Voya Retirement Insurance and Annuity Company Separate Account One Orange Way, B3N Windsor, CT 06095-4773	33.33%

Short Duration Income Portfolio

Lincoln Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46802-3518	38.34%

Nationwide Life Insurance Company C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	28.55%

Total Return Portfolio

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	61.49%

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Value Opportunities Portfolio

Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	92.50%

As of March 17, 2017, to the best of our knowledge, the only persons or entities that owned of record or were known by each Fund to own beneficially 5% or more of a Fund’s outstanding shares were as follows:

Bond Debenture Portfolio

AXA Equitable Life Insurance Company Separate Account 1290 Avenue of the Americas 12th Floor New York, NY 10104-1472	9.06%

Hartford Life & Annuity Separate Account PO Box 2999 Hartford, CT 06104-2999	7.28%

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	6.69%

Protective Life Insurance Company Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	60.33%

Calibrated Dividend Growth Portfolio

Hartford Life & Annuity Separate Account PO Box 2999 Hartford, CT 06104-2999	8.38%

Hartford Life & Annuity Separate Account PO Box 2999 Hartford, CT 06104-2999	17.30%

Protective Life Insurance Company Investment Products Services Variable Life Separate Account PO Box 2606 Birmingham, AL 35202-2606	5.76%

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	57.67%

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Classic Stock Portfolio

AXA Equitable Life Insurance Company Separate Account 1290 Avenue of the Americas 12th Floor New York, NY 10104-1472	9.92%

Hartford Life & Annuity Separate Account PO Box 2999 Hartford, CT 06104-2999	11.79%

Hartford Life Insurance Company Separate Account PO Box 2999 Hartford, CT 06104-2999	5.80%

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	68.92%

Developing Growth Portfolio

Horace Mann Life Insurance Company Separate Account 1 Horace Mann Plaza Springfield, IL 62715-0001	14.59%

Lincoln Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46802-3518	14.79%

Pacific Life Insurance Company Pacific Select Executive Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	32.22%

Pacific Life Insurance Company Separate Account III 700 Newport Center Drive Newport Beach, CA 92660-6307	22.88%

Fundamental Equity Portfolio

Delaware Life Insurance Company 1601 Trapelo Road Suite 30 Waltham, MA 02451-7360	10.68%

Hartford Life & Annuity Separate Account P.O. Box 2999 Hartford, CT 06104-2999	10.46%

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Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	65.38%

Growth and Income Portfolio

AIG SunAmerica Life Assurance Company Variable Separate Account 2727A Allen Parkway #4-D1 Houston, TX 77019-2107	43.41%

Hartford Life & Annuity Separate Account PO Box 2999 Hartford, CT 06104-2999	13.13%

Hartford Life Insurance Company Separate Account PO Box 2999 Hartford, CT 06104-2999	6.68%

Phoenix Home Life Variable Annuity 15 Tech Valley Drive East Greenbush, NY 12061-2606	6.65%

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	12.56%

Growth Opportunities Portfolio

Delaware Life Insurance Company 1601 Trapelo Road Suite 30 Waltham, MA 02451-7360	20.80%

Protective Life Insurance Company Investment Products Services Separate Account PO Box 2606 Birmingham, AL 35202-2606	64.39%

International Core Equity Portfolio

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	98.71%

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International Opportunities Portfolio

Jefferson National Life Insurance Company 10350 Ormsby Park Place, Suite 600 Louisville, KY 40223-6175	8.96%

Midland National Life Insurance Company PO Box 79907 West Des Moines, IA 50325-0907	9.73%

Midland National Life Insurance Company Annuity Division 4350 Westown Parkway Des Moines, IA 50266-1036	16.95%

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	56.60%

Mid Cap Stock Portfolio

AIG SunAmerica Life Assurance Company Variable Separate Account 2727A Allen Parkway #4-D1 Houston, TX 77019-2107	26.79%

Protective Life Insurance Company Investment Products Services Variable Annuity Separate Account PO Box 2606 Birmingham, AL 35202-2606	20.44%

Voya Retirement Insurance and Annuity Company Separate Account One Orange Way, B3N Windsor, CT 06095-4773	33.33%

Short Duration Income Portfolio

Lincoln Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46802-3518	38.34%

Nationwide Life Insurance Company C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	28.55%

Nationwide Life Insurance Company C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	8.62%

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Midland National Life Insurance Company 4546 Corporate Drive Suite 100 West Des Moines IA, 50266-5911	18.11%

Total Return Portfolio

Nationwide Life Insurance Company C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	8.21%

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	61.49%

Pacific Life Insurance Company Select Executive Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	8.95%

Pacific Life Insurance Company Separate Account 700 Newport Center Drive Newport Beach, CA 92660-6307	7.11%

Value Opportunities Portfolio

Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	92.50%

Security Benefit Life Insurance Variable Annuity Separate Account 1 SW Security Benefit Place Topeka, KS 66636-1000	7.48%

As of March 17, 2017, each Fund’s officers and directors, as a group, owned less than 1% of each Fund’s outstanding shares.

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5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management and Organization of the Fund” in each prospectus, Lord Abbett is each Fund’s investment adviser. Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Company, on behalf of each Fund, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is accrued daily and payable monthly.

•	The management fee for each of Bond Debenture Portfolio and Growth and Income Portfolio is calculated at the following annual rates:

0.50% on the first $1 billion of average daily net assets; and

0.45% on the Fund’s average daily net assets over $1 billion.

•	The management fee for each of Calibrated Dividend Growth Portfolio, Fundamental Equity Portfolio, International Core Equity Portfolio, International Opportunities Portfolio, Mid Cap Stock Portfolio, and Value Opportunities Portfolio is calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion.

•	The management fee for Classic Stock Portfolio is calculated at the following annual rates:

0.70% on the first $1 billion of average daily net assets;

0.65% on the next $1 billion of average daily net assets; and

0.60% on the Fund’s average daily net assets over $2 billion.

•	The management fee for Developing Growth Portfolio is calculated at the following annual rates:

0.75% on the first $100 million of average daily net assets; and

0.50% on the Fund’s average daily net assets over $100 million.

•	The management fee for Growth Opportunities Portfolio is calculated at the following annual rates:

0.80% on the first $1 billion of average daily net assets;

0.75% on the next $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $3 billion.

•	The management fee for Total Return Portfolio is calculated at the following annual rates:

0.45% on the first $1 billion of average daily net assets;

0.40% on the next $1 billion of average daily net assets; and

0.35% on the Fund’s average daily net assets over $2 billion.

•	The management fee for Short Duration Income Portfolio is calculated at the following annual rates:

0.35% on the first $1 billion of average daily net assets;

0.30% on the next $1 billion of average daily net assets; and

0.25% on the Fund’s average daily net assets over $2 billion.

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The management fees paid to Lord Abbett by the Funds (taking into account management fee waivers, if any) for the last three fiscal years ended December 31st were as follows:

	Year Ended December 31, 2016
Fund	Gross Management Fees	Management Fees Waived	Net Management Fees
Bond Debenture Portfolio	$5,077,272	$323,404	$4,753,868
Calibrated Dividend Growth Portfolio	$1,094,221	$581,345	$512,876
Classic Stock Portfolio	$280,967	$153,515	$127,452
Developing Growth Portfolio	$231,322	$188,990	$42,332
Fundamental Equity Portfolio	$2,516,089	$183,409	$2,332,680
Growth and Income Portfolio	$3,507,079	$0	$3,507,079
Growth Opportunities Portfolio	$854,783	$218,324	$636,459
International Core Equity Portfolio	$437,720	$305,220	$132,500
International Opportunities Portfolio	$352,976	$170,711	$182,265
Mid Cap Stock Portfolio	$2,578,087	$0	$2,578,087
Short Duration Income Portfolio	$104,784	$74,029	$30,755
Total Return Portfolio	$1,894,318	$1,037,439	$856,879
Value Opportunities Portfolio	$2,788	$2,788	$0

	Year Ended December 31, 2015
Fund	Gross Management Fees	Management Fees Waived	Net Management Fees
Bond Debenture Portfolio	$4,885,404	$401,790	$4,483,614
Calibrated Dividend Growth Portfolio	$828,318	$473,676	$354,642
Classic Stock Portfolio	$282,530	$146,999	$135,531
Developing Growth Portfolio	$205,367	$181,934	$23,433
Fundamental Equity Portfolio	$2,652,057	$196,062	$2,455,995
Growth and Income Portfolio	$4,029,915	$0	$4,029,915
Growth Opportunities Portfolio	$850,629	$117,288	$733,341
International Core Equity Portfolio	$451,985	$336,611	$115,374
International Opportunities Portfolio	$404,898	$172,740	$232,158
Mid Cap Stock Portfolio	$2,930,784	$0	$2,930,784
Short Duration Income Portfolio	$48,287	$48,287	$0
Total Return Portfolio	$1,663,291	$938,337	$724,954
Value Opportunities Portfolio	$2,892	$2,892	$0

	Year Ended December 31, 2014
Fund	Gross Management Fees	Management Fees Waived	Net Management Fees
Bond Debenture Portfolio	$4,536,639	$286,890	$4,249,749
Calibrated Dividend Growth Portfolio	$908,321	$486,009	$422,312
Classic Stock Portfolio	$305,285	$153,010	$152,275
Developing Growth Portfolio	$98,301	$98,301	$0
Fundamental Equity Portfolio	$3,365,533	$190,325	$3,175,208
Growth and Income Portfolio	$4,684,716	$0	$4,684,716
Growth Opportunities Portfolio	$735,075	$107,044	$628,031
International Core Equity Portfolio	$318,840	$306,809	$12,031
International Opportunities Portfolio	$398,994	$154,394	$244,600
Mid Cap Stock Portfolio	$3,189,611	$0	$3,189,611
Short Duration Income Portfolio*	$15,056	$15,056	$0
Total Return Portfolio	$940,411	$554,596	$385,815
Value Opportunities Portfolio	$2,677	$2,677	$0

*The Fund commenced operations on April 4, 2014.

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With respect to Bond Debenture Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.90%. This agreement may be terminated only by the Board.

With respect to Calibrated Dividend Growth Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.85%. This agreement may be terminated only by the Board.

With respect to Classic Stock Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.95%. This agreement may be terminated only by the Board.

With respect to Developing Growth Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.90%. This agreement may be terminated only by the Board.

With respect to Fundamental Equity Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.15%. This agreement may be terminated only by the Board.

With respect to Growth Opportunities Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.10%. This agreement may be terminated only by the Board.

With respect to International Core Equity Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.87%. This agreement may be terminated only by the Board.

With respect to International Opportunities Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.20%. This agreement may be terminated only by the Board.

With respect to Short Duration Income Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.80%. This agreement may be terminated only by the Board.

With respect to Total Return Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 0.64%. This agreement may be terminated only by the Board.

With respect to Value Opportunities Portfolio for the period from May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding acquired fund fees and expenses, to an annual rate of 1.10%. This agreement may be terminated only by the Board.

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Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, independent directors’/trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Such services include Fund accounting, financial reporting, tax, shareholder servicing, technology, legal, compliance, and Blue Sky services. Under the Administrative Services Agreement, each Fund pays Lord Abbett a monthly fee, based on its average daily net assets for each month, at an annual rate of 0.04%.

The administrative services fees paid to Lord Abbett by each Fund for the last three fiscal years ended December 31st were as follows:

Fund	2016	2015	2014
Bond Debenture Portfolio	$407,353	$390,895	$362,931
Calibrated Dividend Growth Portfolio	$58,358	$44,177	$48,444
Classic Stock Portfolio	$16,055	$16,145	$17,445
Developing Growth Portfolio	$12,337	$10,953	$5,243
Fundamental Equity Portfolio	$134,191	$141,443	$179,495
Growth and Income Portfolio	$280,566	$322,393	$374,792
Growth Opportunities Portfolio	$42,739	$42,531	$36,754
International Core Equity Portfolio	$23,345	$24,106	$17,005
International Opportunities Portfolio	$18,825	$21,594	$21,280
Mid Cap Stock Portfolio	$137,498	$156,308	$170,113
Short Duration Income Portfolio	$11,976	$5,519	$1,721	*
Total Return Portfolio	$168,384	$147,848	$83,592
Value Opportunities Portfolio	$148	$154	$143

*The Fund commenced operations on April 4, 2014.

Portfolio Managers

As stated in the prospectus, each Fund is managed by an experienced portfolio manager or experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis.

Steven F. Rocco heads Bond Debenture Portfolio’s team. Additional members of the Fund’s team are Robert A. Lee, Andrew H. O’Brien, Kewjin Yuoh, and Leah G. Traub. Messrs. Rocco, Lee, O’Brien, and Yuoh and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

Walter H. Prahl heads Calibrated Dividend Growth Portfolio’s team. Assisting Mr. Prahl is Marc Pavese. Messrs. Prahl and Pavese are jointly and primarily responsible for the day-to-day management of the Fund.

Sean J. Aurigemma heads Classic Stock Portfolio, Growth and Income Portfolio, and Fundamental Equity Portfolio’s team and is primarily responsible for the day-to-day management of each Fund.

F. Thomas O’Halloran, III heads Developing Growth Portfolio’s team. Assisting Mr. O’Halloran is Arthur K. Weise. Messrs. O’Halloran and Weise are jointly and primarily responsible for the day-to-day management of the Fund.

Paul J. Volovich heads Growth Opportunities Portfolio’s team. Assisting Mr. Volovich is Anthony W. Hipple. Messrs. Volovich and Hipple are jointly and primarily responsible for the day-to-day management of the Fund.

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Didier O. Rosenfeld heads International Core Equity Portfolio’s team. Assisting Mr. Rosenfeld is Frederick J. Ruvkun. Messrs. Rosenfeld and Ruvkun are jointly and primarily responsible for the day-to-day management of the Fund.

Todd D. Jacobson heads International Opportunities Portfolio’s team. Assisting Mr. Jacobson is A. Edward Allinson. Messrs. Jacobson and Allinson are jointly and primarily responsible for the day-to-day management of the Fund. Vincent J. McBride is a senior member of the team.

Jeff D. Diamond and Noah Petrucci head Mid Cap Stock Portfolio’s team. Messrs. Diamond and Petrucci are jointly and primarily responsible for the day-to-day management of the Fund.

Andrew H. O’Brien heads Short Duration Income Portfolio’s team Additional members of the Fund’s team are Robert A. Lee, Kewjin Yuoh, Steven F. Rocco, and Leah G. Traub. Messrs. O’Brien, Lee, Yuoh, and Rocco and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

Kewjin Yuoh heads Total Return Portfolio’s team. Additional members of the Fund’s team are Robert A. Lee, Andrew H. O’Brien, Steven F. Rocco, and Leah G. Traub. Messrs. Yuoh, Lee, O’Brien, and Rocco and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

Thomas B. Maher and Justin C. Maurer head Value Opportunities Portfolio’s team and are jointly and primarily responsible for the day-to-day management of the Fund.

The following table indicates for each Fund as of December 31, 2016 (or another date, if indicated): (1) the number of other accounts managed by each portfolio manager who is identified in the prospectus within certain categories of investment vehicles; and (2) the total net assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total net assets in the accounts with respect to which the management fee is based on the performance of the account, if applicable. Included in the Registered Investment Companies category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Net Assets+)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bond Debenture Portfolio	Steven F. Rocco	11/$68,917.2	16/$4,109.3	4,809/$4,721.2 (1)
	Robert A. Lee	20/$79,106.7	21/$4,283.5	4,830/$6,099.1 (1)
	Andrew H. O’Brien	12/$55,902.2	13/$1,417.4	2,649/$4,324.0 (1)
	Leah G. Traub	14/$56,297.7	13/$1,417.4	2,649/$4,324.0 (1)
	Kewjin Yuoh	12/$56,576.9	12/$1,406.3	2,649/$4,324.0 (1)

Calibrated Dividend Growth Portfolio	Walter H. Prahl	4/$10,123.2	0/$0.0	0/$0.0
	Marc Pavese	4/$10,123.2	0/$0.0	0/$0.0

Classic Stock Portfolio	Sean J. Aurigemma	3/$4,050.2	0/$0.0	2,006 /$1,078.6 (2)

Developing Growth Portfolio	F. Thomas O’Halloran, III	9/$4,881.8	1/$11.2	16/$684.1 (3)
	Arthur K. Weise	9/$4,881.8	1/$11.2	16/$684.1 (3)

Fundamental Equity Portfolio	Sean J. Aurigemma	3/$3,707.9	0/$0.0	2,006 /$1,078.6 (2)

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Other Accounts Managed (# and Total Net Assets+)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Growth and Income Portfolio	Sean J. Aurigemma	3/$3,367.3	0/$0.0	2,006 /$1,078.6 (2)

Growth Opportunities Portfolio	Paul J. Volovich	1/$536.4	0/$0.0	1/ $20.2
	Anthony W. Hipple	1/$536.4	0/$0.0	1/$20.2

International Core Equity Portfolio	Didier O. Rosenfeld	1/$520.2	5/$84.5	0/$0.0
	Frederick J. Ruvkun	1/$520.2	5/$84.5	0/$0.0

International Opportunities Portfolio	Todd D. Jacobson	2/$1,820.7	4/$306.2	0/$0.0
	A. Edward Allinson	1/$526.2	4/$306.2	0/$0.0
	Vincent J. McBride	2/$1,820.7	4/$306.2	0/$0.0

Mid Cap Stock Portfolio	Jeff D. Diamond	1/$2,315.6	0/$0.0	0/$0.0
	Noah Petrucci	1/$2,315.6	0/$0.0	0/$0.0

Short Duration Income Portfolio	Andrew H. O’Brien	12/$56,923.0	13/$1,417.4	2,649/$4,324.0 (1)
	Robert A. Lee	20/$80,127.4	21/$4,283.5	4,830/$6,099.1 (1)
	Kewjin Yuoh	12/$57,597.7	12/$1,406.3	2,649/$4,324.0 (1)
	Steven F. Rocco	11/$69,937.9	16/$4,109.3	4,809/$4,721.2 (1)
	Leah G. Traub	14/$57,318.4	13/$1,417.4	2,649/$4,324.0 (1)

Total Return Portfolio	Kewjin Yuoh	12/$57,198.2	12/ $1,406.3	2,649/$4,324.0 (1)
	Robert A. Lee	20/$79,728.0	21/ $4,283.5	4,830/$6,099.1 (1)
	Andrew H. O’Brien	12/$56,523.6	13/ $1,417.4	2,649/$4,324.0 (1)
	Steven F. Rocco	11/$69,538.5	16/ $4,109.3	4,809/$4,721.2 (1)
	Leah G. Traub	14/$56,919.0	13/$1,417.4	2,649/$4,324.0 (1)

Value Opportunities Portfolio	Thomas B. Maher	4/$4,414.4	0/$0.0	870/$1,411.9 (4)
	Justin C. Maurer	4/$4,414.4	0/$0.0	870/$1,411.9 (4)

+ Total net assets are in millions.

(1) Includes $772.3 million for which Lord Abbett provides investment models to managed account sponsors.

(2) Includes $487.7 million for which Lord Abbett provides investment models to managed account sponsors.

(3) Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account, such account totals approximately $55.3 million in assets.

(4) Includes $102.3 million for which Lord Abbett provides investment models to managed account sponsors.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of that Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures Relating to Client Brokerage and Soft Dollars, as well as Evaluation of Proprietary Research Policy and Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities

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transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to each Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indices disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indices within one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s one-, three-, and five-year investment returns on a pre-tax basis versus the benchmark. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.

Holdings of Portfolio Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager who is identified in the prospectus, as of December 31, 2016 (or another date, if indicated). This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

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Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Bond Debenture Portfolio	Steven F. Rocco	X
	Robert A. Lee	X
	Andrew H. O’Brien	X
	Leah G. Traub	X
	Kewjin Yuoh	X
Calibrated Dividend Growth Portfolio	Walter H. Prahl	X
	Marc Pavese	X
Classic Stock Portfolio	Sean J. Aurigemma	X
Developing Growth Portfolio	F. Thomas O’Halloran, III	X
	Arthur K. Weise	X
Fundamental Equity Portfolio	Sean J. Aurigemma	X
Growth and Income Portfolio	Sean J. Aurigemma	X
Growth Opportunities Portfolio	Paul J. Volovich	X
	Anthony W. Hipple	X
International Core Equity Portfolio	Didier O. Rosenfeld	X
	Frederick J. Ruvkun	X
International Opportunities Portfolio	Todd D. Jacobson	X
	A. Edward Allinson	X
	Vincent J. McBride	X
Mid Cap Stock Portfolio	Jeff D. Diamond	X
	Noah Petrucci	X
Short Duration Income Portfolio	Andrew H. O’Brien	X
	Robert A. Lee	X
	Steven F. Rocco	X
	Leah G. Traub	X
	Kewjin Yuoh	X
Total Return Portfolio	Kewjin Yuoh	X
	Robert A. Lee	X
	Andrew H. O’Brien	X
	Steven F. Rocco	X
	Leah G. Traub	X

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Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Value Opportunities Portfolio	Thomas B. Maher	X
	Justin C. Maurer	X

Principal Underwriter

Lord Abbett Distributor, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is each Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign subcustodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5 under the Act, the Board has approved arrangements permitting each Fund’s foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s NAV.

Transfer Agent

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the Funds’ transfer agent and dividend disbursing agent pursuant to an Agency Agreement.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 30 Rockefeller Plaza, New York, NY 10112, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds’ annual reports to shareholders.

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6.

Brokerage Allocation and Other Practices

Portfolio Transactions and Brokerage Allocation

Investment and Brokerage Discretion. Each Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities. In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions. This means that Lord Abbett seeks to achieve the most favorable results it can reasonably attain under the circumstances for a Fund’s portfolio transactions, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services. To the extent consistent with obtaining best execution, a Fund may pay a higher commission than some broker-dealers might charge on the same transaction. Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers. The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction. Normally, traders who are employees of Lord Abbett make the selection of broker-dealers. These traders are responsible for seeking best execution. They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals. To the extent permitted by law, a Fund may make a purchase from or sale to another Lord Abbett Fund or client without the intervention of any broker-dealer if Lord Abbett deems the transaction to be in the best interests of the Fund and the other participating accounts and at a price that Lord Abbett has determined by reference to independent market indicators.

Fixed Income Securities. To the extent a Fund purchases or sells fixed income securities, the Fund generally will deal directly with the issuer or through a broker-dealer acting as principal on a net basis. When dealing with a broker-dealer, a Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions. A Fund also may purchase fixed income securities from underwriters at prices that include underwriting fees.

Equity Securities. Transactions in equity securities involve the payment of brokerage commissions. In the U.S., these commissions are negotiated. Traditionally, commission rates have not been negotiated on stock markets outside the U.S. While an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, however, a small number of markets continue to be subject to a non-negotiable schedule of minimum commission rates. To the extent a Fund invests in equity securities, it ordinarily will purchase such securities in its primary trading markets, whether such securities are traded OTC or listed on a stock exchange, and purchase listed securities in the OTC market if such market is deemed the primary market. A Fund may purchase newly issued securities from underwriters and the price of such transaction usually will include a concession paid to the underwriter. When purchasing from dealers serving as market makers in the OTC market, there may be no stated commission and the purchase price disclosed, fixed commission or discount paid by a Fund would then include an undisclosed commission or markup.

Evaluating the Reasonableness of Brokerage Commissions Paid. Each Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances. While Lord Abbett seeks to pay competitive commission rates, the Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that a Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received. Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability. Lord Abbett may view the value of these services in terms of either a particular transaction or Lord Abbett’s overall responsibility to a Fund and the other accounts Lord Abbett manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of a Fund and its other clients. In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the

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size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Trade Allocation and Rotation. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating client accounts in proportion to the size of the order placed for each account (i.e., pro-rata). In certain situations, however, a pro-rata allocation of the securities or proceeds may not be possible or desirable. In these cases, Lord Abbett will decide how to allocate the securities or proceeds according to each account’s particular circumstances and needs and in a manner that Lord Abbett believes is fair and equitable to clients over time in light of factors based on a good faith assessment of the investment opportunity relative to the objectives, limitations, and requirements of each eligible client account. Relevant factors may include, without limitation, client-specific considerations, type of account, number of securities relative to size and expected future size of the client account, availability of other appropriate investment opportunities, rebalancing needs, minimum denomination of increments and round lot considerations, tax considerations, and/or purchases for newly established accounts for which Lord Abbett is seeking to fully invest as promptly as possible. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time. Thus, in some cases it is possible that the application of the factors described herein may result in allocations in which certain client accounts participating in a batched transaction may receive an allocation when other accounts do not. Non-proportional allocations may occur frequently in the fixed income portfolio management area, in many instances because multiple appropriate or substantially similar investments are not available in fixed income strategies, as well as due to other reasons. But non-proportional allocations also could occur in other investment strategies.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker for a trade (sometimes referred to herein as “directed accounts”) or when a client restricts Lord Abbett from selecting certain brokers to execute trades for such account (sometimes referred to herein as “restricted accounts”). When it does not batch purchases and sales among products, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which equity transactions are communicated to the trading desk at or about the same time.

When transactions for all products using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett Funds and non-directed, unrestricted individually managed institutional accounts; second for restricted accounts; third for managed accounts by sponsor or consultant/financial advisor (“MA”); and finally for directed accounts. Communication of changes to portfolio holdings information for certain model portfolio MA programs is handled separately near the end of the trading day and generally after the completion of transactions for MA. Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts, restricted accounts or MA) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market, or confidentiality. Most often, however, transactions are communicated to the trading desk first for the Lord Abbett Funds and institutional accounts and then for other relevant accounts. In those instances, Lord Abbett normally will place transactions first, for the Lord Abbett Funds and non-directed, unrestricted institutional accounts, next for restricted accounts, third for MA, and then for directed accounts.

Policies on Broker-Dealer Brokerage and Research Services and Soft Dollars. Lord Abbett may select broker-dealers that furnish Lord Abbett with proprietary and third party brokerage and research services in connection with commissions paid on transactions it places for client accounts to the extent that Lord Abbett believes that the commissions paid are reasonable in relation to the value of the services received. “Commissions,” as defined through applicable guidance issued by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions. The brokerage and research services Lord Abbett receives are within the eligibility

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requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), and, in particular, provide Lord Abbett with lawful and appropriate assistance in the provision of investment advice to client accounts. Brokerage and research services (collectively referred to herein as “Research Services”) include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). Such services may come in the form of research reports via electronic delivery or print, online data services, oral discussions with researchers and other experts, and meetings with company representatives.

Research Services. Lord Abbett has entered into Client Commission Arrangements with a number of broker-dealers that are involved from time to time in executing, clearing or settling securities transactions on behalf of clients (“Executing Brokers”). Such Client Commission Arrangements provide for the Executing Brokers to pay a portion of the commissions paid by eligible client accounts for securities transactions to providers of Research Services (“Research Providers”). Such Research Providers shall produce and/or provide Research Services for the benefit of Lord Abbett. If a Research Provider plays no role in executing client securities transactions, any Research Services prepared by such Research Provider constitute third party research. Research Services that are proprietary to the Executing Broker or are otherwise produced by the Executing Broker or its affiliates are referred to herein as proprietary Research Services. Lord Abbett initiates a significant percentage, including perhaps all, of a client’s equity transactions with Executing Brokers pursuant to Client Commission Arrangements. Lord Abbett also will receive complimentary and customary Research Services from various broker-dealers, including broker-dealers through which Fund portfolio transactions are executed in accordance with Lord Abbett’s best execution obligations.

Executing Brokers may provide Research Services to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts and/or management representatives from portfolio companies, and may include information as to particular companies and securities as well as market, economic, or other information that assists in the evaluation of investments. Examples of Research Services that Executing Brokers may provide to Lord Abbett include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Broker-dealers typically make proprietary research available to investment managers on the basis of their placement of transactions with the broker-dealer. Some broker-dealers will not sell their proprietary research to investment managers on a “hard-dollar” (or “unbundled”) basis. Executing Brokers may provide Lord Abbett with proprietary Research Services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to client accounts Lord Abbett manages. In addition, Lord Abbett may purchase third party research with its own resources.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to its clients. Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. The receipt of Research Services from broker-dealers therefore does not tend to reduce the need for Lord Abbett to maintain its own research personnel. Further, Lord Abbett values the receipt of independent, supplemental viewpoints and analyses. Any investment advisory or other fees paid by clients to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of Research Services from broker-dealers. Also, the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself. To the extent that Research Services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself. In addition, Lord Abbett will at times select broker-dealers that provide Research Services in order to ensure the continued receipt of such Research Services which Lord Abbett believes are useful in its investment decision-making process. Lord Abbett has an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable Client Commission Arrangements, rather than executing through a broker-dealer with an arrangement that is less favorable to Lord Abbett. To the extent that Lord Abbett uses brokerage commissions paid in connection with client portfolio transactions to obtain Research Services, the brokerage commissions paid by such clients will exceed those that would otherwise be paid for execution only. These circumstances give rise to actual and potential conflicts of interest. In order to manage such conflicts of

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interest, Lord Abbett has adopted internal procedures designed to ensure that (1) the value, type, and quality of any products or services it receives from broker-dealers are permissible under applicable law and (2) investment transactions are placed based solely on best execution considerations.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of Research Services received from a broker-dealer. Rather, Lord Abbett believes that any Research Services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients. Accordingly, Research Services received for a particular client’s brokerage commissions may be useful to Lord Abbett in the management of that client’s account, but may also be useful in Lord Abbett’s management of other clients’ accounts, including accounts that do not generate eligible Section 28(e) brokerage commissions or generate less than a proportionate share of such eligible commissions to pay for Research Services; similarly, the research received for the commissions of other client accounts may be useful in Lord Abbett’s management of that client account. Thus, Lord Abbett uses Research Services received from broker-dealers in servicing any or all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of every client account. Such products and services may disproportionately benefit certain clients relative to others based on the amount of brokerage commissions paid by the client account. For example, Lord Abbett uses Research Services obtained through soft-dollar arrangements, including Client Commission Arrangements, in its management of certain directed accounts and managed accounts and accounts of clients who may have restricted Lord Abbett’s use of soft dollars regardless of the fact that brokerage commissions paid by such accounts are not used to obtain Research Services.

In some cases, Lord Abbett receives from a broker-dealer a product or service that has both a “research” and a “non-research” use. When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service. The percentage of the product or service Lord Abbett uses for research purposes will generally be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes. In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Lord Abbett periodically assesses the contributions of the Research Services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments, as determined by Lord Abbett’s investment staff. Lord Abbett’s investment personnel evaluate the Research Services they receive from broker-dealers and make judgments as to the value and quality of such services. These assessments are intended to affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process. Lord Abbett monitors the allocation of equity trading among broker-dealers through periodic reviews. Lord Abbett’s arrangements for proprietary and third-party Research Services do not involve any commitment by Lord Abbett regarding the allocation of brokerage business to or among any particular broker-dealer. Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities.

From time to time, Lord Abbett prepares a relative categorization and ranking of research providers that it considers to provide valuable Research Services as determined through evaluations and other feedback provided by Lord Abbett’s investment staff.

Lord Abbett uses the ranking as a guide for evaluating and determining payments to research providers for Research Services, including proprietary Research Services provided to Lord Abbett by executing broker-dealers. Lord Abbett may use commissions generated pursuant to a Client Commission Arrangement to pay a research provider, including an executing broker-dealer who provides proprietary Research Services to Lord Abbett. Alternatively, Lord Abbett may make cash payments from its own resources to pay research providers for Research Services. From time to time, Lord Abbett will use commissions generated pursuant to a Client Commission Arrangement to pay for a significant portion of the Research Services that it receives.

Lord Abbett’s arrangements for Research Services do not involve any commitment by Lord Abbett or a Fund regarding the allocation of brokerage business to or among any particular broker-dealer. Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio

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securities. However, Lord Abbett may establish designated trading targets with one or more alternative trading systems that permit Lord Abbett to specify the broker-dealer for commission credit purposes and from which Research Services can be received, while ensuring best execution for portfolio trades. A Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark-downs, or other fees, resulting from a Fund’s portfolio transactions executed by a different broker-dealer. A Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett Funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett Funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett Funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for a Fund.

Lord Abbett selects broker-dealers that provide Research Services in order to ensure the continued receipt of such Research Services which Lord Abbett believes are useful in its investment decision-making process. Further, Lord Abbett has an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive Research Services. To the extent that Lord Abbett uses brokerage commissions paid in connection with client portfolio transactions to obtain Research Services, the brokerage commissions paid by such clients would exceed those that might otherwise be paid for execution only. In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

All accounts included in a batched transaction executed through a broker-dealer pursuant to a Client Commission Arrangement pay the same commission rate, regardless of whether one or more accounts within the batched order has prohibited Lord Abbett from receiving any credit toward such services from its commissions. Some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of Research Services may offer a lower commission rate for client accounts not participating in such an arrangement. It is Lord Abbett’s policy, however, to seek to include nonparticipating accounts in a batched trade, as Lord Abbett believes these nonparticipating accounts would receive overall better execution notwithstanding the fact that the nonparticipating account may be able to pay a lower commission rate if it were not included in the batched trade.

Cross-Subsidization. Client Commission Arrangements generally do not apply to fixed income transactions. The fixed income securities market is an OTC market where commissions are not paid and soft dollars are not produced. Dealers generate revenue through the bid-ask spread of the securities in which they make markets. Lord Abbett receives complimentary and customary investment research from various broker-dealers, including, in addition to broker-dealers that execute equity trades, broker-dealers through which fixed income trades are executed in accordance with Lord Abbett’s best execution obligations. The receipt of such research, however, is not contingent on specific trades. In addition, the investment personnel managing fixed income accounts will benefit from, or be “cross-subsidized” by, Research Services received without additional cost by Lord Abbett through soft dollars, even though some fixed income accounts do not generate eligible Section 28(e) brokerage commissions or generate less than a proportionate share of such eligible commissions to pay for such Research Services.

Some fixed income strategies employed by Lord Abbett also invest in equity securities. Therefore, in addition to making use of soft dollar Research Services obtained by Lord Abbett’s equity investment personnel, the fixed income investment team also will obtain Research Services directly using soft dollars.

Brokerage Commissions Paid to Independent Broker-Dealer Firms. Each Fund paid total brokerage commissions on transactions of securities to independent broker dealer firms for the last three fiscal years ended December 31st as follows:

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Fund	2016	2015	2014
Bond Debenture Portfolio	$294,430	$224,454	$61,673
Calibrated Dividend Growth Portfolio	$57,194	$36,590	$41,376
Classic Stock Portfolio	$19,019	$19,690	$12,841
Developing Growth Portfolio	$60,095	$48,295	$29,253
Fundamental Equity Portfolio	$249,257	$296,075	$294,496
Growth and Income Portfolio	$383,998	$451,294	$572,333
Growth Opportunities Portfolio	$105,993	$73,956	$114,691
International Core Equity Portfolio	$298,562	$150,403	$117,042
International Opportunities Portfolio	$178,319	$194,351	$142,009
Mid Cap Stock Portfolio	$218,759	$223,327	$238,130
Short Duration Income Portfolio	$993	$498	$136	*
Total Return Portfolio	$5,532	$6,730	$912
Value Opportunities Portfolio	$146	$209	$255

*The Fund commenced operations on April 4, 2014.

In addition to the purchase of Research Services through Commission Sharing Arrangements, Lord Abbett purchased third party Research Services with its own resources during the fiscal years ended December 31, 2016, 2015, and 2014.

For the fiscal year ended December 31, 2016, each Fund directed the following amount of portfolio transactions to broker-dealers that provided Research Services, for which the Fund paid the brokerage commissions indicated:

Fund	Transactions	Commissions
Bond Debenture Portfolio	$428,138,115.37	$162,077.04
Calibrated Dividend Growth Portfolio	$144,533,758.48	$30,669.38
Classic Stock Portfolio	$50,069,455.83	$9,096.55
Developing Growth Portfolio	$112,770,852.86	$45,956.10
Fundamental Equity Portfolio	$520,335,586.86	$125,172.93
Growth and Income Portfolio	$788,904,259.69	$193,648.06
Growth Opportunities Portfolio	$205,439,730.13	$50,654.38
International Core Equity Portfolio	$118,002,570.47	$67,353.31
International Opportunities Portfolio	$20,336,226.44	$26,800.30
Mid Cap Stock Portfolio	$192,223,557.41	$71,882.89
Short Duration Income Portfolio	$0	$0
Total Return Portfolio	$0	$0
Value Opportunities Portfolio	$143,149.15	$54.36

Regular Broker Dealers. For each of the following regular brokers or dealers (as defined in Rule 10b-1 under the Act) that derived, or has a parent that derived, more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser, each Fund acquired, during the fiscal year ended December 31, 2016, either its securities or the securities of its parent as follows:

Fund	Regular Broker or Dealer	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
Bond Debenture Portfolio	Bank of America Investment/Merrill Lynch	$4,070,946.50
	Barclay Investments Inc.	$0
	BNP Paribas Securities Corp.	$1,598,808.75
	Citigroup Global Markets Inc.	$2,187,057.11
	Credit Suisse Securities (USA) LLC	$1,126,669.38
	Goldman, Sachs & Co.	$3,544,471.26

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Fund	Regular Broker or Dealer	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
	J.P. Morgan Securities LLC	$2,913,727.30
	Morgan Stanley	$3,686,651.02
	UBS Securities LLC	$1,740,317.50
Calibrated Dividend Growth Portfolio	None	None
Classic Stock Portfolio	J.P. Morgan Securities LLC	$0
	Wells Fargo Securities, LLC	$1,651,867.14
Developing Growth Portfolio	None	None
Fundamental Equity Portfolio	Goldman, Sachs & Co.	$0
	J.P. Morgan Securities LLC	$16,724,814.09
	Wells Fargo Securities, LLC	9,942,505.32
Growth and Income Portfolio	Goldman Sachs & Co.	$0
	J.P. Morgan Securities LLC	$30,888,799.85
Growth Opportunities Portfolio	None	None
International Core Equity Portfolio	Barclays Capital Inc.	$0
	Credit Suisse Securities (USA) LLC	$295,385.13
	HSBC Securities USA, Inc.	$296,528.73
International Opportunities Portfolio	None	None
Mid Cap Stock Portfolio	None	None
Short Duration Income Portfolio	Bank of America/Merrill Lynch	$797,604.39
	Barclays Capital Inc.	$99,124.96
	Citigroup Global Markets Inc.	$670,602.76
	Credit Suisse Securities (USA) LLC	$410,015.15
	Deutsche Bank Securities Inc.	$60,574.99
	Goldman, Sachs & Co.	$194,055.52
	J.P. Morgan Securities LLC	$1,119,473.10
	Morgan Stanley	$1,124,305.72
	Wells Fargo	$368,565.53
Total Return Portfolio	Bank of America/Merrill Lynch	$1,893,949.30
	Barclays Capital Inc.	$0
	Citigroup Global Markets Inc.	$5,439,776.29
	Deutsche Bank Securities Inc.	$0
	Goldman, Sachs & Co.	$1,811,337.25
	J.P. Morgan Securities	$2,939,209.85
	Morgan Stanley & Co. LLC	$2,503,207.63
	Wells Fargo	$5,670,652.23
Value Opportunities Portfolio	None	None

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7.

Classes of Shares

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights, except as described in the prospectus and this SAI. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter, unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, Rule18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of directors/trustees from the separate voting requirements.

The Company’s By-Laws provide that a Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Fund’s outstanding shares and entitled to vote at the meeting. A special meeting may be held if called by the Chairman of the Board or President, by a majority of the Board, or by shareholders holding at least one quarter of the stock of the Funds’ outstanding shares and entitled to vote at the meeting.

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8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Pricing of Fund Shares. Information concerning how we value Fund shares is contained in the prospectuses under “Account Policies– Pricing of Fund Shares.”

Under normal circumstances, we calculate the NAV per share for each Fund as of the close of the NYSE on each day that the NYSE is open for trading by dividing the total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays -- New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the market closing price on the exchange or system on which they are principally traded on the valuation date. If there is no trading on the principal exchange or system on the valuation date, the closing price on the secondary exchange or system on which the security is most actively traded is used. Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless a Fund prices such a security at its fair value. Securities for which market quotations are not readily available are valued at fair market value under procedures approved by the Board, as described in the prospectus.

All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the exchange rates of such currencies against U.S. dollars provided by an independent pricing service as of the close of regular trading on the NYSE. If such exchange rates are not available, the rate of exchange will be determined in accordance with policies established by the Board.

Purchases through Financial Intermediaries. The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds or Lord Abbett Distributor. A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order. The order will be priced at the Fund’s NAV next computed after it is received by the Fund’s authorized agent, or, if applicable, the agent’s authorized designee. A financial intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. As described in each Fund’s prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Funds and/or other Lord Abbett Funds were as follows:

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ADP Broker-Dealer Inc.

AIG Advisor Group, Inc. (f/k/a Woodbury Financial Services, Inc.)

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

American United Life Insurance Company

Ameriprise Financial Services, Inc.

Ascensus, Inc.

AXA Advisors, LLC

AXA Equitable Life Insurance Company

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Business Men’s Assurance Company of America/RBC Insurance

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Co., Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

CRI Securities, LLC

CUSO Financial Services, L.P.

Delaware Life Insurance Company

Edward D. Jones & Co., L.P.

Envestnet Asset Management, Inc.

Family Investors Company

Fidelity Brokerage Services, LLC

First Allied Securities, Inc. (Cetera)

First Security Benefit Life Insurance and Annuity Company

First SunAmerica Life Insurance Company

Forethought Life Insurance Company

Genworth Life & Annuity Insurance Company

Genworth Life Insurance Company of New York

Girard Securities, Inc. (Cetera)

GWFS Equities, Inc.

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

HighTower Holding LLC

Investacorp, Inc.

Investors Capital Corporation (Cetera)

James I. Black & Co.

Janney Montgomery Scott LLC

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

Kestra Investment Services, Inc.

KMS Financial Services, Inc.

Leumi Investment Services Inc.

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Linsco/Private Ledger Corp. (LPL Financial Services, Inc.)

Massachusetts Mutual Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MSI Financial Services, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Holdings, Inc.

Nationwide Investment Services Corporation

Nationwide Life Insurance Company / Nationwide Life and Annuity Insurance Company

Oppenheimer & Co. Inc.

Pacific Life & Annuity Company

Pacific Life Insurance Company

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

PNC Investment LLC

Principal Life Insurance Company

Principal National Life Insurance Company

Protective Life Insurance Company

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets Corporation (fka RBC Dain Rauscher)

RBC Capital Markets, LLC

RBC Insurance d/b/a Liberty Life Insurance

Robert W. Baird & Co. Incorporated

Santander Securities Corporation

Securian Financial Services, Inc.

Securities America, Inc.

Securities Service Network, Inc.

Security Benefit Life Insurance Company

Sorrento Pacific Financial, LLC

Summit Brokerage Services, Inc. (Cetera)

SunAmerica Annuity Life Assurance Company

Sun Life Insurance and Annuity Company of New York

TFS Securities, Inc.

The Prudential Insurance Company of America

The Variable Annuity Life Insurance Company

TIAA-CREF Individual & Institutional Services, LLC

Transamerica Advisors Life Insurance Company

Transamerica Advisors Life Insurance Company of New York

Triad Advisors, Inc.

UBS Financial Services Inc.

U.S. Bancorp Investments, Inc.

VSR Financial Services, Inc. (Cetera)

Wells Fargo Advisors

Wells Fargo Investments LLC

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For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professional. See “Financial Intermediary Compensation” in each Fund’s prospectus for further information.

The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, retirement and benefit plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the retirement and benefit plans or the investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

Evelyn E. Guernsey, an Independent Director/Trustee of the Funds, owns outstanding shares of and was affiliated with J.P. Morgan Chase & Co., which (or subsidiaries of which) may receive recordkeeping payments from the Funds and/or other Lord Abbett Funds.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of a Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash. If a Fund pays redemption proceeds by distributing securities in kind, you could incur brokerage or other charges and tax liability, and you will bear market risks until the distributed securities are converted into cash.

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9.

Taxation of the Funds

Each Fund has elected, has qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies for such tax treatment, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund fails to so qualify, but is eligible for statutory relief, the Fund may be required to pay penalty taxes (or interest charges in the nature of a penalty) and/or to dispose of certain assets in order to continue to qualify for such tax treatment. If a Fund is not so eligible or if a Fund does not choose to avail itself of such relief, all of the Fund’s taxable income will be taxed to the Fund at regular corporate rates and the insurance company separate accounts investing in the Fund would fail to satisfy the separate diversification requirements described below under “Tax Treatment of Variable Contracts.” Assuming a Fund continues to qualify for the favorable tax treatment afforded to a regulated investment company, it may be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year if more than $250,000 of seed capital is invested in shares of the Fund. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax, if applicable. Each Fund contemplates declaring and paying as dividends each year substantially all of its net investment income and net capital gains.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income for such year.

Bond Debenture Portfolio and Total Return Portfolio each may invest significantly (and the other Funds may invest to a lesser extent) in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by each Fund, in the event it invests in such obligations, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to

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shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Income, proceeds and gains received by a Fund from sources within foreign countries may in some cases be subject to foreign withholding or other taxes, which would reduce the return on such investments. Owners of Variable Contracts investing in a Fund subject to such taxes will bear the costs of any foreign tax, but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax treaties between certain countries and the U.S., however, may reduce or eliminate such taxes in some cases.

A Fund’s transactions in options, futures contracts, forward contracts, short sales, swaps, structured securities, foreign currencies and straddles may affect the amount, timing and character of the Fund’s income and gains or losses. Rules governing the tax aspects of these types of transactions are still developing and are not entirely clear in certain respects. While the Funds intend to account for such transactions in an appropriate manner, there is no guarantee that the IRS will concur with such treatment. The Funds intend to monitor developments in this area in order to maintain their qualification as regulated investment companies. An adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

If a Fund acquires any equity interest (under proposed Treasury regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Elections generally may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments. Because it is not always possible to identify a foreign corporation as a passive foreign investment company, a Fund may incur the tax and interest charges described above in some instances.

Tax Treatment of Variable Contracts.

For federal income tax purposes, the insurance company separate accounts that invest in the Funds will be treated as receiving the income from the Fund’s distributions to such accounts and holders of Variable Contracts generally will not be taxed currently on income or gains realized with respect to such contracts, provided that certain diversification and “investor control” requirements are met. In order for owners of Variable Contracts to receive such favorable tax treatment, diversification requirements in Section 817(h) of the Code (“Section 817(h)”) must be satisfied. To determine whether such diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may “look through” to the assets of a regulated investment company in which it owns shares if, among other requirements, (1) all the shares of the regulated investment company are held by segregated asset accounts of insurance companies and (2) public access to such shares is only available through the purchase of a variable contract, subject to certain limited exceptions. This provision permits a segregated asset account to invest all of its assets in shares of a single regulated investment company without being considered nondiversified, provided that the regulated investment company meets the Section 817(h) diversification requirements. This “look through” treatment typically increases the diversification of the account, because a portion of each of the assets of the underlying fund is considered to be held by the segregated asset account. Because each Fund expects that this look-through rule will apply in determining whether the Section 817(h) diversification requirements are satisfied with respect to the variable contracts invested in the insurance company separate accounts that own shares in the Fund, each Fund intends to comply with the Section 817(h) diversification requirements.

These diversification requirements can be satisfied in one of two ways. First, the requirements will be satisfied if each Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not

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more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. Alternatively, the diversification requirements will be satisfied with respect to Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of the Fund’s total assets consists of cash, cash items (including receivables), U.S. government securities, and securities of other regulated investment companies, and (ii) the Fund satisfies the additional diversification requirements for qualification as a regulated investment company under Subchapter M of the Code discussed above. For purposes of the Section 817(h) diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. In addition, to the extent any security is guaranteed or insured by the U.S. or an instrumentality of the U.S., it will be treated as having been issued by the U.S. or the instrumentality, as applicable.

A Fund will be considered to be in compliance with the Section 817(h) diversification requirements if it is adequately diversified on the last day of each calendar quarter. A Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered nondiversified in a subsequent quarter because of a discrepancy between the value of its assets and the diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable, in whole or in part, to such acquisition.

If the segregated asset account investing in the Fund is not adequately diversified at the required time and the correction procedure described below is not available, a Variable Contract based on the account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income accrued on the Variable Contract for the current and all prior taxable years will be subject to current federal taxation at ordinary income rates to the holders of such contracts. The Variable Contract will also remain subject to a current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods.

In certain circumstances, an inadvertent failure to satisfy the Section 817(h) diversification requirements can be corrected, but generally will require the payment of a penalty to the IRS. The amount of such penalty will be based on the tax the contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure also could result in adverse tax consequences for the insurance company issuing the contracts.

In addition to the Section 817(h) diversification requirements, “investor control” limitations also are imposed on owners of Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the insurance company separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income. In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund’s investment strategies are sufficiently broad to prevent a Variable Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with their own tax advisers, as well as the prospectus relating to their particular Variable Contract, for more information concerning this investor control issue.

In the event that there is a legislative change or the IRS or Treasury Department issues rulings, regulations or other guidance, there can be no assurance that a Fund will be able to operate as currently described, or that a Fund will not have to change its investment objective or investment policies. While a Fund’s investment objective is fundamental

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and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Funds may be modified as necessary to prevent any prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of a Fund.

For a discussion of the tax consequences to owners of Variable Contracts of Fund distributions to insurance company separate accounts, please see the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you also should consult your tax advisor regarding the tax consequences of owning Variable Contracts under the federal, state, and local tax rules that apply to you.

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10.

Underwriter

Lord Abbett Distributor, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Company has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

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11.

Financial Statements

The financial statements incorporated herein by reference from the Lord Abbett Series Fund, Inc. – Bond Debenture Portfolio, Calibrated Dividend Growth Portfolio, Classic Stock Portfolio, Developing Growth Portfolio, Fundamental Equity Portfolio, Growth and Income Portfolio, Growth Opportunities Portfolio, International Core Equity Portfolio, International Opportunities Portfolio, Mid Cap Stock Portfolio, Short Duration Income Portfolio, Total Return Portfolio, and Value Opportunities Portfolio 2016 annual reports to shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings*
Abel/Noser Corp.	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
CTVglobemedia f/k/a Bell GlobeMedia Publishing Co.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	As Requested
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Hartland & Co.	Monthly
Institutional Shareholder Services, Inc. (ISS)	Daily
Investment Technology Group (ITG)	Daily
Jeffrey Slocum & Associates, Inc.	Monthly
JP Morgan Securities, Inc.	Monthly
Lipper Inc., a Reuters Company	Monthly
Longbow Research	Monthly
Merrill Lynch, Pierce, Fenner & Smith, Incorporated	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Muzea Insider Consulting Services	Weekly
Nock, Inc.	Daily
Pierce Park Group	Monthly
Reuters America LLC	Daily
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Ropes & Gray LLP	As Requested
SG Constellation LLC	Daily
State Street Corporation	Daily
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Towers Watson Investment Services, Inc. f/k/a Watson Wyatt Worldwide	Monthly
Wall Street Source	Daily

* Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

THE LORD ABBETT FAMILY OF FUNDS

LORD, ABBETT & CO. LLC

1	Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

2	Proxy Voting Process Overview

Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding proxy voting. The Proxy Policy Committee comprises Lord Abbett’s Chief Investment Officer and members of its Investment, Operations, and Legal and Compliance Departments. Proxy voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.

Lord Abbett has implemented the following approach to the proxy voting process:

•	In cases where we deem any client’s position in a company to be material,[1] the relevant investment team is responsible for determining how to vote the security. Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•	In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to vote the security. The Chief Administrative Officer may seek guidance from the relevant investment team, the Proxy Policy Committee or any of its members, the Proxy Service Provider (defined below), or other sources to determine how to vote. Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•	Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it always will vote in the same manner. The Proxy Group is authorized to vote on such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category: (1) proposals to change a company’s name, as to which Lord Abbett always votes in

1	We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.
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favor; (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location), as to which Lord Abbett always votes in favor; and (3) proposals to allow shareholders to transact other business at a meeting, as to which Lord Abbett always votes against.

•	When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position. Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.

3	Retention and Oversight of Proxy Service Provider

Lord Abbett has retained an independent third party service provider (the “Proxy Service Provider”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.2 While Lord Abbett takes into consideration the information and recommendations of the Proxy Service Provider, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders, and other advisory clients, rather than basing decisions solely on the Proxy Service Provider’s recommendations.

Lord Abbett monitors the Proxy Service Provider’s capacity, competency, and conflicts of interest to ensure that Lord Abbett continues to vote proxies in the best interests of its clients. As part of its ongoing oversight of the Proxy Service Provider, Lord Abbett performs periodic due diligence on the Proxy Service Provider. Such due diligence may be conducted in Lord Abbett’s offices or at the Proxy Service Provider’s offices. The topics included in these due diligence reviews include conflicts of interest, methodologies for developing vote recommendations, and resources, among other things.

4	Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interest are identified and resolved in our clients’ best interests rather than our own. These safeguards include, but are not limited to, the following:

•	Lord Abbett has implemented special voting measures with respect to companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If a Fund owns stock in such a company, Lord Abbett will notify the Funds’ Proxy Committees[3] (the “Proxy Committees”) and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Service Provider’s recommendations. In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Funds’ Proxy Committees regarding the company.

•	Lord Abbett also has implemented special voting measures with respect to companies that have a significant business relationship with Lord Abbett (including any subsidiaries of such companies). For this purpose, a “significant business relationship” means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a

2	Lord Abbett currently retains Institutional Shareholder Services Inc. as the Proxy Service Provider.
3	The Boards of Directors and Trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.
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sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 million invested in the Funds. If a Fund owns stock in such a company, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Service Provider’s recommendations.

•	Absent explicit instructions from an institutional account client to resolve proxy voting conflicts in a different manner, Lord Abbett will vote all shares on behalf of all clients that hold a security that presents a conflict of interest for the Funds in accordance with the voting instructions received from the Funds’ Proxy Committees, unless Lord Abbett proposes to follow the Proxy Service Provider’s recommendation.

•	To serve the best interests of a client that holds a given voting security, Lord Abbett generally will vote proxies without regard to other clients’ investments in different classes or types of securities or instruments of the same issuer that are not entitled to vote. Accordingly, when the voting security in one account is from an issuer whose other, non-voting securit(ies) or instrument(s) are held in a second account in a different strategy, Lord Abbett will vote without input from members of the Investment Department acting on behalf of the second account. The Chief Administrative Officer, members of an investment team, members of the Proxy Policy Committee, and members of the Proxy Group may seek guidance from Lord Abbett’s Investment Conflicts Committee with respect to any potential conflict of interest arising out of the holdings of multiple clients.

5	Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant. For institutional accounts managed on behalf of multi-employer pension or benefit plans, commonly referred to as “Taft-Hartley plans,” Lord Abbett generally will vote proxies in accordance with the Proxy Voting Guidelines issued by the AFL-CIO rather than the guidelines described below unless instructed otherwise by the client.

5.1	Auditors

Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors. However, we may evaluate such proposals on a case-by-case basis due to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

5.2	Directors

5.2.1              Election of directors

The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. Accordingly, we normally vote in accordance with management’s recommendations on the election of directors. In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others: (1) the nominee’s experience, qualifications, attributes, and skills, as disclosed in the company’s proxy statement;

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(2) the composition of the board and its committees; (3) whether the nominee is independent of company management; (4) the nominee’s board meeting attendance; (5) the nominee’s history of representing shareholder interests on the company’s board or other boards; (6) the nominee’s investment in the company; (7) the company’s long-term performance relative to a market index; and (8) takeover activity. In evaluating a compensation committee nominee’s candidacy, Lord Abbett may consider additional factors including the nominee’s record on various compensation issues such as tax gross-ups, severance payments, options repricing, and pay for performance, although the nominee’s record as to any single compensation issue alone will not necessarily be determinative. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

5.2.2              Majority voting

Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

5.2.3              Board classification

A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

5.2.4              Independent board and committee members

An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. While company boards may apply different standards in assessing director independence, including any applicable standards prescribed by stock exchanges and the federal securities laws, a director generally is determined to qualify as independent if the director does not have any material relationship with the company (either directly or indirectly) based on all relevant facts and circumstances. Material relationships can include employment, business, and familial relationships, among others. Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support the election of board or committee nominees if such election would cause a majority of a company’s board or committee members to be independent. However, a nominee’s effect on the independent composition of the board or any committee is one of many factors Lord Abbett considers in voting on the nominee and will not necessarily be dispositive.

5.2.5              Independent board chairman

Proponents of proposals to require independent board chairmen (formerly often referred to as “separation of chairman and chief executive officer” proposals) seek to enhance board accountability and mitigate a company’s risk-taking behavior by requiring that the role of the chairman of the company’s board of directors be filled by an independent director. We generally vote with management on proposals that call for independent board chairmen. We may vote in favor of such proposals on a case-by-case basis, despite management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees. In evaluating independent chairman proposals, we will focus in particular on the presence of a lead director, which is an independent director designated by a board with a non-independent chairman to serve as the primary liaison between company management and the independent directors and act as the independent directors’ spokesperson.

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5.3	Compensation and Benefits

5.3.1              General

In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, we generally vote with management on such matters. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

5.3.2              Incentive compensation plans

An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans. In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether and/or to what extent the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Service Provider regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

5.3.3              Say on pay

“Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes. We also generally vote with management on proposals regarding the frequency of say on pay votes. However, any particular vote will be based on the specific facts and circumstances we deem relevant.

5.3.4              Pay for performance

“Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for performance proposals. However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.3.5              Clawback provisions

A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example,

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such provisions might be used when a company calculated an executive’s compensation based on materially inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

5.3.6              Anti-gross-up policies

Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Lord Abbett generally favors adoption of anti-tax gross-up policies themselves, but will not automatically vote against a compensation committee nominee solely because the nominee approved a gross-up.

5.3.7              Severance agreements and executive death benefits

Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we generally vote with management on compensation matters and acknowledge that companies may have contractual obligations to pay severance or executive death benefits, we scrutinize cases in which such benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate. We also generally support proposals to require that companies submit severance agreements and executive death benefits for shareholder ratification.

5.3.8              Executive pay limits

Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

5.3.9              Employee stock purchase plans

Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

5.4	Corporate Matters

5.4.1              Charter amendments

A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

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5.4.2              Changes to capital structure

A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

5.4.3              Reincorporation

We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

5.4.4              Mergers, acquisitions, and restructurings

A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

5.5	Anti-Takeover Issues and Shareholder Rights

5.5.1              Proxy access

Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett evaluates proposals that seek to allow proxy access based on the merits of each situation.

5.5.2              Shareholder rights plans

Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

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5.5.3              Chewable pill provisions

A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

5.5.4              Anti-greenmail provisions

An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.5.5              Fair price provisions

A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.5.6              Rights to call special shareholder meetings

Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. Lord Abbett generally votes with management on proposals concerning rights to call special shareholder meetings. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

5.5.7              Supermajority vote requirements

A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

5.5.8              Cumulative voting

Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

5.5.9              Confidential voting

In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of

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retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

5.5.10          Reimbursing proxy solicitation expenses

Lord Abbett generally votes with management on shareholder proposals to require a company to reimburse reasonable expenses incurred by one or more shareholders in a successful proxy contest, and may consider factors including whether the board has a plurality or majority vote standard for the election of directors, the percentage of directors to be elected in the contest, and shareholders’ ability to cumulate their votes for the directors.

5.5.11          Transacting other business

Lord Abbett believes that proposals to allow shareholders to transact other business at a meeting deprive other shareholders of sufficient time and information to carefully evaluate the relevant business issues and determine how to vote with respect to them. Therefore, Lord Abbett always votes against such proposals.

5.6	Social, Political, and Environmental Issues

Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits. We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders. Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

5.7	Share Blocking

Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

6	Document Revision History

Amended: September 15, 2016

History of Amendments to the Proxy Voting Policies and Procedures

Adopted:	September 17, 2009
Amended:	September 14, 2010
March 10, 2011
September 13, 2012
September 19, 2014
September 17, 2015
February 25, 2016

September 15, 2016

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APPENDIX C

Description of Corporate Bond Ratings

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Rating Scale

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s Short-Term Rating Scale

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings (“S&P”) Long-Term Issue Credit Ratings

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
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BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB B CCC CC C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

S&P Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Fitch Ratings, Inc. (“Fitch”) Long-Term Corporate Finance Obligations Credit Rating Scale

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon the recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers + or – may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

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Fitch Short-Term Ratings Assigned to Issuers and Obligations

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added + to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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LORD ABBETT SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)	Articles of Incorporation.

(i)	Articles of Restatement dated April 24, 1998 (Growth and Income Portfolio). Incorporated by reference to Post-Effective Amendment No. 12 filed on April 29, 1998.

(ii)	Articles Supplementary dated August 23, 1999 (Bond-Debenture Portfolio; International Portfolio; Mid-Cap Value Portfolio). Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(iii)	Articles Supplementary dated March 14, 2003 (All Value Portfolio; America’s Value Portfolio; Growth Opportunities Portfolio). Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(iv)	Articles Supplementary to the Articles of Incorporation dated March 10, 2005 (Large-Cap Core Portfolio). Incorporated by reference to Post-Effective Amendment No. 26 filed on April 13, 2005.

(v)	Articles Supplementary to the Articles of Incorporation dated January 28, 2010 (new portfolios). Incorporated by reference to Post-Effective Amendment No. 32 filed on February 1, 2010.

(vi)	Articles Supplementary to the Articles of Incorporation dated April 1, 2010 (name changes). Incorporated by reference to Post-Effective Amendment No. 33 filed on April 26, 2010.

(vii)	Articles Supplementary to the Articles of Incorporation dated April 3, 2012 (Mid Cap Stock Portfolio name change). Incorporated by reference to Post-Effective Amendment No. 36 filed on April 12, 2012.

(viii)	Articles of Amendment to the Articles of Incorporation effective September 27, 2012. Incorporated by reference to Post-Effective Amendment No. 39 filed on September 25, 2012.

(ix)	Articles Supplementary to the Articles of Incorporation dated January 29, 2014. Incorporated by reference to Post-Effective Amendment No. 43 filed on January 29, 2014.

(b)	By-Laws. Amended and Restated By-Laws dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No. 41 filed on April 12, 2013.

(c)	Instruments Defining Rights of Security Holders. Not applicable.

(d)	Investment Advisory Contracts.

(i)	Management Agreement dated December 1, 1989 (Growth and Income Portfolio). Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(ii)	Addendum to Management Agreement dated March 17, 1999 (Bond-Debenture Portfolio; International Portfolio; Mid-Cap Value Portfolio). Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(iii)	Addendum to Management Agreement dated March 14, 2003 (All Value Portfolio; America’s Value Portfolio; Growth Opportunities Portfolio). Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(iv)	Addendum to Management Agreement dated March 1, 2004 (Growth Opportunities Portfolio). Incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.

(v)	Addendum to Management Agreement dated April 13, 2005 (Large-Cap Core Portfolio). Incorporated by reference to Post-Effective Amendment No. 28 filed on April 5, 2006.

(vi)	Addendum to Management Agreement dated January 1, 2006 (All Value Portfolio; America’s Value Portfolio; International Portfolio; Mid-Cap Value Portfolio). Incorporated by reference to Post-Effective Amendment No. 28 filed on April 5, 2006.

(vii)	Addendum to Management Agreement dated January 1, 2006 (Bond-Debenture Portfolio) Incorporated by reference to Post-Effective Amendment No. 28 filed on April 5, 2006.

(viii)	Addendum to Management Agreement dated January 1, 2006 (Growth and Income Portfolio) Incorporated by reference to Post-Effective Amendment No. 28 filed on April 5, 2006.

(ix)	Addendum to Management Agreement dated May 1, 2010 (Developing Growth Portfolio). Incorporated by reference to Post-Effective Amendment No. 33 filed on April 26, 2010.

(x)	Addendum to Management Agreement dated May 1, 2010 (International Core Equity Portfolio). Incorporated by reference to Post-Effective Amendment No. 33 filed on April 26, 2010.

(xi)	Addendum to Management Agreement dated May 1, 2010 (Total Return Portfolio). Incorporated by reference to the Post-Effective Amendment No. 33 filed on April 26, 2010.

(xii)	Addendum to Management Agreement dated May 1, 2010 (Value Opportunities Portfolio). Incorporated by reference to Post-Effective Amendment No. 33 filed on April 26, 2010.

(xiii)	Addendum to Management Agreement dated April 14, 2014 (Short Duration Income Portfolio). Incorporated by reference to Post-Effective Amendment No. 44 filed on April 10, 2014.

(xi)	Expense Limitation Agreement dated May 1, 2017 (Portfolios: Bond-Debenture; Calibrated Dividend Growth; Classic Stock; Developing Growth; Fundamental Equity; Growth Opportunities; International Core Equity; International Opportunities; Short Duration Income; Total Return, and Value Opportunities). Filed herein.

(e)	Underwriting Contracst. Distribution Agreement dated May 1, 1994 and Addendum to Distribution Agreement dated October 31, 1996. Incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

(i)	Custodian Agreement dated November 1, 2001 (including updated Exhibit A dated as of April 14, 2014). Incorporated by reference to Post-Effective Amendment No. 44 filed on April 10, 2014.

(ii)	Amended Exhibit A dated as of March 31, 2017 to the Custodian Agreement. Filed herein.

(h)	Other Material Contracts.

(i)	Services Agreement. Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(ii)	Form of Participation Agreement. Incorporated by reference to Post-Effective Amendment No. 22 filed on April 11, 2003.

(iii)	Agency Agreement dated January 1, 2017 (including amended Schedule A dated as of March 31, 2017). Filed herein.

(iv)	Admended and Restated Administrative Services Agreement dated as of May 1, 2016. Filed herein.

(v)	Amendment No. 1 to the Amended and Restated Administrative Services Agreement dated as of October 11, 2016. Filed herein.

(vi)	Amendment No. 2 to the Amended and Restated Administrative Services Agreement dated as of November 30, 2016. Filed herein.

(vii)	Amendment No. 3 to the Amended and Restated Administrative Services Agreement dated as of March 31, 2017. Filed herein.

(i)	Legal Opinion. Opinion of Wilmer Cutler Pickering Hale and Dorr LLP, relating to Class VC Shares. Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed on April 12, 2016.

(j)	Other Opinion. Consent of Deloitte & Touche LLP. Filed herein.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Incorporated by reference.

(m)	Rule 12b-1 Plan. Not applicable.

(n)	Rule 18f-3 Plan. Amended and Restated Rule 18f-3 Plan as of February 16, 2017 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of March 31, 2017. Filed herein.

(o)	Reserved.

(p)	Code of Ethics dated as of February 2017. Filed herein.

Item 29.	Persons Controlled by or Under Common Control with the Fund.

None.

Item 30.	Indemnification.

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 31.	Business and Other Connections of the Investment Adviser.

Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter.

Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett. The principal business address of each partner is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None.

Item 32.	Principal Underwriters.

(a)	Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open-end investment companies sponsored by Lord, Abbett & Co. LLC:

Lord Abbett Affiliated Fund, Inc.
Lord Abbett Bond-Debenture Fund, Inc.
Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust
Lord Abbett Global Fund, Inc.
Lord Abbett Investment Trust
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Municipal Income Fund, Inc.
Lord Abbett Research Fund, Inc.
Lord Abbett Securities Trust
Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)	Lord Abbett Distributor LLC is a wholly owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord Abbett Distributor LLC are:

Name and Principal	Positions and/or Offices with	Positions and Offices
Business Address *	Lord Abbett Distributor LLC	with the Registrant
Daria L. Foster	Chief Executive Officer	President and Chief Executive Officer

Lawrence H. Kaplan	General Counsel	Vice President and Secretary

Joan A. Binstock	Chief Financial Officer and Operations Officer	Chief Financial Officer and Vice President

Joseph M. McGill	Chief Compliance Officer	Chief Compliance Officer

*	Each officer has a principal business address of: 90 Hudson Street, Jersey City, New Jersey 07302.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Jersey City, and State of New Jersey as of the 11th day of April, 2017.

LORD ABBETT SERIES FUND, INC.

BY:	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	April 11, 2017
James L.L. Tullis

Daria L. Foster*	President, CEO, and Director	April 11, 2017
Daria L. Foster

Robert B. Calhoun, Jr.*	Director	April 11, 2017
Robert B. Calhoun, Jr.

Eric C. Fast*	Director	April 11, 2017
Eric C. Fast

Evelyn E. Guernsey*	Director	April 11, 2017
Evelyn E. Guernsey

Julie A. Hill*	Director	April 11, 2017
Julie A. Hill

Franklin W. Hobbs*	Director	April 11, 2017
Franklin W. Hobbs

James M. McTaggart*	Director	April 11, 2017
James M. McTaggart

Mark A. Schmid*	Director	April 11, 2017
Mark A. Schmid

Douglas B. Sieg*	Director	April 11, 2017
Douglas B. Sieg

*BY:	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, Brooke A. Fapohunda and John W. Ashbrook, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of January 1, 2017.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis

/s/ Daria L. Foster	President, CEO
Daria L. Foster	and Director/Trustee

/s/ Robert B. Calhoun, Jr.	Director/Trustee
Robert B. Calhoun, Jr.

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee
Franklin W. Hobbs

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

/s/ Douglas B. Sieg	Director/Trustee
Douglas B. Sieg

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.